                 ----------------------------------------------

                                   PROSPECTUS
                                  MAY 3, 2004
                 ----------------------------------------------

                              ANCHOR SERIES TRUST
                     (Class 1, Class 2 and Class 3 Shares)

             --    Growth and Income Portfolio
             --    Growth Portfolio
             --    Capital Appreciation Portfolio
             --    Natural Resources Portfolio
             --    Asset Allocation Portfolio
             --    Multi-Asset Portfolio
             --    Strategic Multi-Asset Portfolio
             --    Money Market Portfolio
             --    Government and Quality Bond Portfolio

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS............................................      3

  Q&A.......................................................      3

EXPENSE SUMMARY.............................................     18

ACCOUNT INFORMATION.........................................     20

MORE INFORMATION ABOUT THE PORTFOLIOS.......................     22

  Investment Selection......................................     22

  Investment Strategies.....................................     22

GLOSSARY....................................................     26

  Investment Terminology....................................     26

  Risk Terminology..........................................     29

MANAGEMENT..................................................     31

  Information about the Investment Adviser..................     31

  Information about the Subadvisers.........................     31

  Portfolio Management......................................     32

  Custodian, Transfer and Dividend Paying Agent.............     35

FINANCIAL HIGHLIGHTS........................................     36

FOR MORE INFORMATION........................................     39

Q&A

"CORE EQUITY SECURITIES" are stocks, primarily of well established companies, diversified by industry and company type that are selected based on their predictable or anticipated earnings growth and best relative value.

A "GROWTH" PHILOSOPHY -- that of investing in securities believed to offer the potential for capital appreciation -- focuses on securities of companies that are considered to have a historical record of an above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.

A "VALUE" PHILOSOPHY -- that of investing in securities believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength and generous dividend yields that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of Anchor Series Trust (the Trust) and to provide you with information about the Trust's nine separate investment series (Portfolios) and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," beginning on page 22, and the glossary that follows on page 26.

Q:  WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
    STRATEGIES?

A: Each Portfolio operates as a separate mutual fund with its own investment goal and a principal investment strategy for pursuing it. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles. The investment goal may not be changed without shareholder vote.


------------------------------------------------------------------------------------------------
                                       EQUITY PORTFOLIOS
------------------------------------------------------------------------------------------------
          PORTFOLIO                  INVESTMENT GOAL          PRINCIPAL INVESTMENT STRATEGY
------------------------------------------------------------------------------------------------
  GROWTH AND INCOME            high current income and        invests primarily (at least
  PORTFOLIO                    long-term capital              65%) in core equity securities
                               appreciation                   that provide the potential for
                                                              growth and offer income, such
                                                              as dividend-paying stocks
------------------------------------------------------------------------------------------------
  GROWTH PORTFOLIO             capital appreciation           invests primarily in core
                                                              equity securities that are
                                                              widely diversified by industry
                                                              and company
------------------------------------------------------------------------------------------------
  CAPITAL APPRECIATION         long-term capital              invests primarily in growth
  PORTFOLIO                    appreciation                   equity securities across a
                                                              wide range of industries and
                                                              companies, using a
                                                              wide-ranging and flexible
                                                              stock picking approach; may be
                                                              concentrated and will
                                                              generally have less
                                                              investments in large company
                                                              securities than the Growth
                                                              Portfolio
------------------------------------------------------------------------------------------------
  NATURAL RESOURCES            total return in excess of      using a value approach,
  PORTFOLIO                    the U.S. rate of inflation     invests primarily in equity
                               as represented by the          securities of U.S. or foreign
                               Consumer Price Index           companies that are expected to
                                                              provide favorable returns in
                                                              periods of rising inflation;
                                                              under normal circumstances, at
                                                              least 80% of net assets are
                                                              invested in securities related
                                                              to natural resources, such as
                                                              energy, metals, mining and
                                                              forest products
------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.

ASSET ALLOCATION is a varying combination, depending on market conditions and risk level, of stocks, bonds, money market instruments and other assets.

TOTAL RETURN is a measure of performance which combines all elements of return including income and capital appreciation; it represents the change in value of an investment over a given period expressed as a percentage of the initial investment.

FIXED INCOME PORTFOLIOS typically seek to provide high current income consistent with the preservation of capital by investing in fixed income securities.

INCOME is interest payments from bonds or dividends from stocks.

YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.

"HIGH-QUALITY" INSTRUMENTS have a very strong capacity to pay interest and repay principal; they reflect the issuers' high creditworthiness and low risk of default.

"NET ASSETS" will take into account borrowing for investment purposes.



------------------------------------------------------------------------------------------------
                                     ALLOCATION PORTFOLIOS
------------------------------------------------------------------------------------------------
          PORTFOLIO                  INVESTMENT GOAL          PRINCIPAL INVESTMENT STRATEGY
------------------------------------------------------------------------------------------------
  ASSET ALLOCATION PORTFOLIO   high total return (including   invests in a diversified
                               income and capital gains)      portfolio that may include
                               consistent with long-term      common stocks and other
                               preservation of capital        securities with common stock
                                                              characteristics, bonds and
                                                              other intermediate and
                                                              long-term fixed income
                                                              securities and money market
                                                              instruments
------------------------------------------------------------------------------------------------
  MULTI-ASSET PORTFOLIO        long-term total investment     actively allocates the
                               return consistent with         Portfolio's assets among
                               moderate investment risk       equity securities, investment
                                                              grade fixed income securities
                                                              and cash with less risk than
                                                              the Strategic Multi-Asset
                                                              Portfolio
------------------------------------------------------------------------------------------------
  STRATEGIC MULTI-ASSET        high long-term total           actively allocates the
  PORTFOLIO                    investment return              Portfolio's assets among
                                                              equity securities of U.S. and
                                                              foreign companies, large,
                                                              medium and small company
                                                              equity securities, global
                                                              fixed income securities
                                                              (including high-yield,
                                                              high-risk bonds) and cash with
                                                              more risk than the Multi-Asset
                                                              Portfolio
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------

                                    FIXED INCOME PORTFOLIOS
------------------------------------------------------------------------------------------------
          PORTFOLIO                  INVESTMENT GOAL          PRINCIPAL INVESTMENT STRATEGY
------------------------------------------------------------------------------------------------
  MONEY MARKET PORTFOLIO       current income consistent      invests in a diversified
                               with stability of principal    portfolio of money market
                                                              instruments maturing in 397
                                                              days or less and maintains a
                                                              dollar-weighted average
                                                              portfolio maturity of not more
                                                              than 90 days
------------------------------------------------------------------------------------------------
  GOVERNMENT AND QUALITY       relatively high current        invests, under normal
  BOND PORTFOLIO               income, liquidity and          circumstances, at least 80% of
                               security of principal          net assets in obligations
                                                              issued, guaranteed or insured
                                                              by the U.S. government, its
                                                              agencies or instrumentalities
                                                              and in high quality corporate
                                                              fixed income securities (rated
                                                              AA or better by Standard &
                                                              Poor's or Aa2 or better by
                                                              Moody's)
------------------------------------------------------------------------------------------------

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio, while the charts beginning on page 23 describe various additional risks.

    Risks of Investing in Equity Securities

    The GROWTH AND INCOME, GROWTH, CAPITAL APPRECIATION and NATURAL RESOURCES PORTFOLIOS invest primarily in equities. In addition, the ASSET ALLOCATION, MULTI-ASSET and STRATEGIC MULTI-ASSET PORTFOLIOS invest significantly in equities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the GROWTH AND INCOME, GROWTH and CAPITAL APPRECIATION PORTFOLIOS. In addition, individual stocks selected for any of these Portfolios may underperform the market generally. You should be aware that the performance of different types of equity stocks may perform well under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, or vice versa.

    Risks of Investing in Bonds

    The GOVERNMENT AND QUALITY BOND PORTFOLIO invests primarily in bonds. In addition, the ASSET ALLOCATION, MULTI-ASSET and STRATEGIC MULTI-ASSET PORTFOLIOS invest significantly in bonds. As a result, as with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in the bond market, movements in the bond market may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally.

    Risks of Investing in Junk Bonds

    The ASSET ALLOCATION and STRATEGIC MULTI-ASSET PORTFOLIOS may invest in high yield, high risk bonds commonly known as "junk bonds," which are considered speculative. Junk bonds carry a substantial risk of default or of changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for the Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force the Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

    Risks of Investing in Money Market Securities

    You should be aware that an investment in the MONEY MARKET PORTFOLIO is subject to the risk that the value of its investments in high-quality short-term debt obligations (also known as "money market securities") may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal. You should also be aware that the return on an investment in the MONEY MARKET PORTFOLIO may not be the same as a return on an investment in a money market fund available directly to the public, even where gross yields are equivalent, due to fees at the contract level. Furthermore, although the Portfolio seeks to maintain a stable net asset value of $1.00 per share for purposes of purchases and redemptions, there can be no assurance that the net asset value will not vary.

    Risks of Investing Internationally

    All of the Portfolios may, and the ASSET ALLOCATION, STRATEGIC MULTI-ASSET and NATURAL RESOURCES PORTFOLIOS will, invest to varying degrees in foreign securities, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. The MONEY MARKET PORTFOLIO, however, may only invest in U.S. dollar-denominated foreign securities. Foreign investing presents special risks, particularly in certain emerging markets. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

    Risks of Investing in Smaller Companies

    Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the GROWTH, CAPITAL APPRECIATION, STRATEGIC MULTI-ASSET and NATURAL RESOURCES PORTFOLIOS.

    Risks of Investing in Natural Resources

    The NATURAL RESOURCES PORTFOLIO will be subject to certain risks specific to investing in the natural resources industry. Investments in securities related to precious metals and minerals are considered speculative. Prices of precious metals may fluctuate sharply over short time periods due to changes in inflation or expectations regarding inflation in various countries; metal sales by governments, central banks or international agencies; investment speculation; changes in industrial and commercial demand; and governmental prohibitions or restrictions on the private ownership of certain precious metals or minerals.

    In addition, the market price of securities that are tied into the market price of a natural resource will fluctuate on the basis of the natural resource. However, there may not be a perfect correlation between the movements of the asset-based security and the underlying natural resource asset. Further, these securities typically bear interest or pay dividends at below market rates, and in certain cases at nominal rates. The Portfolio's investments in natural resources securities exposes it to greater risk than a portfolio less concentrated in a group of related industries.

    Additional Principal Risks

    Shares of Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year and comparing the Portfolios' average annual returns to those of an appropriate market index. Class 1, Class 2 and/or Class 3 shares are not offered in all Portfolios. Fees and expenses incurred at the contract level are not reflected in the bar charts or tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

     Performance information shown for the Asset Allocation Portfolio for periods prior to November 24, 2003 is that of the corresponding series of SunAmerica Series Trust (SAST) which was reorganized into the Asset Allocation Portfolio on November 24, 2003 (the Prior Asset Allocation Portfolio). The SAST Portfolio had the same investment goal, and investment strategies and policies as does the Asset Allocation Portfolio, and was also managed by the same portfolio managers.

--------------------------------------------------------------------------------

                          GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              GROWTH AND INCOME PORTFOLIO
                                                              ---------------------------
1994                                                                     -9.67%
1995                                                                     16.59%
1996                                                                     20.15%
1997                                                                     28.76%
1998                                                                     30.16%
1999                                                                     15.88%
2000                                                                     -6.70%
2001                                                                    -11.41%
2002                                                                    -24.31%
2003                                                                     26.18%

During the 10-year period shown in the bar chart, the highest return for a quarter was 20.28% (quarter ended 12/31/98) and the lowest return for a quarter was -17.38% (quarter ended 9/30/02).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE   PAST FIVE   PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                          YEAR       YEARS      YEARS
---------------------------------------------------------------------------------------------
 Growth and Income Portfolio Class 1                            26.18%     -1.77%      6.85%
---------------------------------------------------------------------------------------------
 S&P 500(R) Index(1)                                            28.67%     -0.57%     11.07%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

1 The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                                GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              GROWTH PORTFOLIO
                                                              ----------------
1994                                                                -4.72%
1995                                                                26.32%
1996                                                                25.05%
1997                                                                30.41%
1998                                                                28.96%
1999                                                                26.94%
2000                                                                -1.03%
2001                                                               -13.09%
2002                                                               -22.15%
2003                                                                29.94%

During the 10-year period shown in the bar chart, the highest return for a quarter was 23.93% (quarter ended 12/31/98) and the lowest return for a quarter was -17.43% (quarter ended 9/30/02).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE  PAST ONE   PAST FIVE   PAST TEN       CLASS 2           CLASS 3
CALENDAR YEAR ENDED DECEMBER 31, 2003)     YEAR       YEARS      YEARS     SINCE INCEPTION   SINCE INCEPTION
------------------------------------------------------------------------------------------------------------
 Growth Portfolio Class 1                  29.94%      2.00%     10.82%           N/A               N/A
                   Class 2(1)              29.72%       N/A        N/A          -0.28%              N/A
                   Class 3(1)              29.59%       N/A        N/A            N/A             29.27%
------------------------------------------------------------------------------------------------------------
 Russell 3000(R) Index(2)                  31.06%      0.37%     10.78%         -0.23%            32.00%
------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

1 Inception date for Class 2 shares is July 9, 2001 and for Class 3 shares is September 30, 2002.

2 The Russell 3000(R) Index is an unmanaged, weighted index of the 3,000 largest publicly traded companies by market capitalization in the United States and is broadly representative of the universe of potential securities in which the Portfolio may invest.

--------------------------------------------------------------------------------

                         CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              CAPITAL APPRECIATION PORTFOLIO
                                                              ------------------------------
1994                                                                       -3.80%
1995                                                                       34.57%
1996                                                                       25.14%
1997                                                                       25.43%
1998                                                                       22.20%
1999                                                                       67.58%
2000                                                                       -7.47%
2001                                                                      -12.61%
2002                                                                      -22.66%
2003                                                                       32.27%

During the 10-year period shown in the bar chart, the highest return for a quarter was 39.01% (quarter ended 12/31/99) and the lowest return for a quarter was -22.41% (quarter ended 9/30/01).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE           PAST ONE   PAST FIVE   PAST TEN       CLASS 2           CLASS 3
CALENDAR YEAR ENDED DECEMBER 31, 2003)              YEAR       YEARS      YEARS     SINCE INCEPTION   SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------
 Capital Appreciation Portfolio Class 1             32.27%      6.75%     13.16%           N/A               N/A
                                Class 2(1)          32.08%       N/A        N/A          -0.55%              N/A
                                Class 3(1)          31.95%       N/A        N/A            N/A             30.16%
---------------------------------------------------------------------------------------------------------------------
 Russell 3000(R) Growth Index(2)                    30.97%     -4.69%      8.81%         -3.92%            31.11%
---------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

1 Inception date for Class 2 shares is July 9, 2001 and for Class 3 shares is September 30, 2002.

2 The Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Growth or the Russell 2000(R) Growth Indices.

--------------------------------------------------------------------------------

                          NATURAL RESOURCES PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              NATURAL RESOURCES PORTFOLIO
                                                              ---------------------------
1994                                                                      1.01%
1995                                                                     17.46%
1996                                                                     14.11%
1997                                                                     -8.59%
1998                                                                    -17.33%
1999                                                                     41.51%
2000                                                                     19.42%
2001                                                                     -1.01%
2002                                                                      8.33%
2003                                                                     47.77%

During the 10-year period shown in the bar chart, the highest return for a quarter was 23.74% (quarter ended 12/31/03) and the lowest return for a quarter was -17.46% (quarter ended 12/31/97).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE           PAST ONE   PAST FIVE   PAST TEN        CLASS 2             CLASS 3
CALENDAR YEAR ENDED DECEMBER 31, 2003)              YEAR       YEARS      YEARS      SINCE INCEPTION     SINCE INCEPTION
-------------------------------------------------------------------------------------------------------------------------
 Natural Resources Portfolio Class 1                47.77%     21.77%     10.60%            N/A                 N/A
                              Class 2(1)            47.49%       N/A        N/A           19.60%                N/A
                              Class 3(1)            47.30%       N/A        N/A             N/A               48.48%
-------------------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                28.67%     -0.57%     11.07%          -1.37%              30.48%
-------------------------------------------------------------------------------------------------------------------------
 MSCI/S&P World Metals & Mining(3)                  67.91%     15.27%       N/A           23.74%              67.55%
-------------------------------------------------------------------------------------------------------------------------
 MSCI/S&P World Oil & Gas(3)                        27.72%      8.17%       N/A            6.10%              27.99%
-------------------------------------------------------------------------------------------------------------------------
 MSCI/S&P World Energy Equipment & Services(3)      17.25%      7.10%       N/A           -2.75%              25.75%
-------------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

1 Inception date for Class 2 shares is July 9, 2001 and for Class 3 shares is September 30, 2002.

2 The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

3 The Morgan Stanley Capital International (MSCI)/S&P World Metals & Mining Index consists of companies conducting business in the following industries: aluminum, diversified metals and mining, gold, precious metals and minerals and steel.

   The MSCI/S&P World Oil & Gas is comprised of integrated oil companies engaged in the exploration, production, refinement, transportation, distribution, and marketing of oil and gas products.

   The MSCI/S&P World Energy, Equipment & Services is comprised of manufacturers of oil rigs and drilling equipment, and providers of drilling services and manufacturers of equipment for and providers of services to the oil and gas industry, including seismic data collection services.

--------------------------------------------------------------------------------

                       PRIOR ASSET ALLOCATION PORTFOLIO*
--------------------------------------------------------------------------------

                                  (CLASS 1)**

                                  (BAR CHART)

                                                              ASSET ALLOCATION PORTFOLIO
                                                              --------------------------
1994                                                                     -0.26%
1995                                                                     26.29%
1996                                                                     18.95%
1997                                                                     21.81%
1998                                                                      3.32%
1999                                                                      9.44%
2000                                                                     -0.31%
2001                                                                     -2.85%
2002                                                                     -7.51%
2003                                                                     23.04%

During the period shown in the bar chart, the highest return for a quarter was 11.17% (quarter ended 6/30/03) and the lowest return for a quarter was -8.76% (quarter ended 9/30/98).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE           PAST ONE   PAST FIVE   PAST TEN       CLASS 2           CLASS 3
CALENDAR YEAR ENDED DECEMBER 31, 2003)              YEAR       YEARS      YEARS     SINCE INCEPTION   SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------
 Prior Asset Allocation Portfolio Class 1           23.04%      3.82%      8.56%           N/A               N/A
                                 Class 2(1)         22.89%       N/A        N/A           5.52%              N/A
                                 Class 3(1)         22.77%       N/A        N/A            N/A             22.28%
---------------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                28.67%     -0.57%     11.07%         -1.37%            30.48%
---------------------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(3)             4.10%      6.62%      6.95%          7.47%             4.56%
---------------------------------------------------------------------------------------------------------------------
 Blended Index(4)                                   18.48%      2.67%      9.75%          2.58%            19.83%
---------------------------------------------------------------------------------------------------------------------

 * Performance information shown for periods prior to November 24, 2003 is that of the corresponding series of SunAmerica Series Trust that was reorganized into the Portfolio on November 24, 2003, the Prior Asset Allocation Portfolio. The Prior Asset Allocation Portfolio had the same investment goal, and investment strategies and policies as does the Portfolio, and was also managed by the same portfolio managers.

** Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

 1 Inception date for the Prior Asset Allocation Portfolio Class 2 is July 9, 2001 and for Class 3 is September 30, 2002.

 2 The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

 3 The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate bonds, mortgage pass-through securities, and asset-backed securities.

 4 The Blended Index consists of 40% Lehman Brothers U.S. Aggregate Index and 60% S&P 500 Index.

--------------------------------------------------------------------------------

                             MULTI-ASSET PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              MULTI-ASSET PORTFOLIO
                                                              ---------------------
1994                                                                  -1.68%
1995                                                                  24.94%
1996                                                                  13.87%
1997                                                                  21.12%
1998                                                                  24.47%
1999                                                                  12.45%
2000                                                                  -0.57%
2001                                                                  -4.31%
2002                                                                 -12.96%
2003                                                                  16.87%

During the 10-year period shown in the bar chart, the highest return for a quarter was 12.98% (quarter ended 12/31/98) and the lowest return for a quarter was -9.17% (quarter ended 9/30/02).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE   PAST FIVE   PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                          YEAR       YEARS      YEARS
---------------------------------------------------------------------------------------------
 Multi-Asset Portfolio Class 1                                  16.87%      1.71%      8.66%
---------------------------------------------------------------------------------------------
 S&P 500(R) Index(1)                                            28.67%     -0.57%     11.07%
---------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Bond Index(2)                    4.10%      6.62%      6.95%
---------------------------------------------------------------------------------------------
 Custom Index(3)                                                18.30%      2.50%      9.60%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

1 The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in small companies.

2 The Lehman Brothers U.S. Aggregate Bond Index combines several Lehman Brothers indexes which include the government and corporate markets, agency mortgage pass-through securities, and asset-backed securities.

3 Custom Index consists of 60% S&P 500(R), 35% Lehman Brothers U.S. Aggregate Bond Index and 5% 3-month T-bill. The Portfolio believes that the Custom Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Custom Index are intended to approximate the allocation of the Portfolio's assets, but at any given time may not be indicative of the actual allocation of Portfolio assets among market sectors or types of investments.

--------------------------------------------------------------------------------

                        STRATEGIC MULTI-ASSET PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              STRATEGIC MULTI-ASSET PORTFOLIO
                                                              -------------------------------
1994                                                                       -2.58%
1995                                                                       22.77%
1996                                                                       14.81%
1997                                                                       14.32%
1998                                                                       15.21%
1999                                                                       28.15%
2000                                                                       -5.61%
2001                                                                       -7.36%
2002                                                                      -12.41%
2003                                                                       29.26%

During the 10-year period shown in the bar chart, the highest return for a quarter was 16.65% (quarter ended 12/31/99) and the lowest return for a quarter was -12.97% (quarter ended 9/30/02).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE   PAST FIVE   PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                          YEAR       YEARS      YEARS
---------------------------------------------------------------------------------------------
 Strategic Multi-Asset Portfolio Class 1                       29.26%       4.87%      8.66%
---------------------------------------------------------------------------------------------
 MSCI AC World Free USD Index(1)                               34.63%       0.02%      7.15%
---------------------------------------------------------------------------------------------
 Citigroup World Gov't Bond Index(2)                            1.90%       5.55%      7.11%
---------------------------------------------------------------------------------------------
 Custom Index(3)                                               22.37%       2.17%      7.28%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

1 The MSCI All Country (AC) World Free USD Index is a free-float adjusted market capitalization index that is designed to measure equity performance in the global developed and emerging markets and in 49 global and developed markets. MSCI uses an arbitrary sampling of stocks and aims to capture 85% of the total market capitalization at both the country and industry levels.

2 The Citigroup World Government Bond -- (U.S.$ Hedged) Index is a market capitalization weighted, total return benchmark designed to cover 19 investment grade country bond markets.

3 The Custom Index consists of 65% Morgan Stanley Capital International (MSCI) AC World Free USD Index, 30% Citigroup World Government Bond Index (as described in footnotes 1 and 2, respectively), and 5% 3-month T-bill. The Custom Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Custom Index are intended to approximate the allocation of the Portfolio's assets, but at any given time may not be indicative of the actual allocation of Portfolio assets among market sectors or types of investments.

--------------------------------------------------------------------------------

                             MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              MONEY MARKET PORTFOLIO
                                                              ----------------------
1994                                                                    3.80%
1995                                                                    5.60%
1996                                                                    5.00%
1997                                                                    5.10%
1998                                                                    5.10%
1999                                                                    4.69%
2000                                                                    5.95%
2001                                                                    3.71%
2002                                                                    1.08%
2003                                                                    0.31%

During the 10-year period shown in the bar chart, the highest return for a quarter was 1.52% (quarter ended 12/31/00) and the lowest return for a quarter was 0.03% (quarter ended 12/31/03).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                        PAST ONE    PAST FIVE    PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                           YEAR        YEARS       YEARS
------------------------------------------------------------------------------------------------
 Money Market Portfolio Class 1                                  0.31%       3.12%        4.02%
------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

--------------------------------------------------------------------------------

                     GOVERNMENT AND QUALITY BOND PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              GOVERNMENT AND QUALITY BOND PORTFOLIO
                                                              -------------------------------------
1994                                                                          -3.07%
1995                                                                          19.42%
1996                                                                           2.89%
1997                                                                           9.53%
1998                                                                           9.18%
1999                                                                          -1.65%
2000                                                                          11.35%
2001                                                                           6.93%
2002                                                                           9.33%
2003                                                                           2.50%

During the 10-year period shown in the bar chart, the highest return for a quarter was 6.44% (quarter ended 6/30/95) and the lowest return for a quarter was -3.09% (quarter ended 3/31/94).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                   PAST ONE   PAST FIVE   PAST TEN        CLASS 2             CLASS 3
CALENDAR YEAR ENDED DECEMBER 31, 2003)                      YEAR       YEARS      YEARS      SINCE INCEPTION     SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
 Government and Quality Bond Portfolio Class 1              2.50%      5.58%       6.46%           N/A                 N/A
                                         Class 2(1)         2.35%       N/A         N/A           6.08%                N/A
                                         Class 3(1)         2.19%       N/A         N/A            N/A                2.74%
---------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate A or Better Index
   (effective May 1, 2004)(2)                               3.33%      6.54%       6.89%          7.24%               3.71%
---------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Bond Index (prior to May
   1, 2004)(3)                                              4.10%      6.62%       6.95%          7.47%               4.56%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

1 Inception date for Class 2 shares is July 9, 2001 and for Class 3 shares is September 30, 2002.

2 Effective May 1, 2004, the benchmark has changed to the Lehman Brothers U.S. Aggregate A or Better Index because it more closely corresponds with the investments permitted in the Portfolio's guidelines. The Lehman Brothers U.S. Aggregate A or Better Index is a subset of the Lehman Brothers Aggregate Bond Index and indices, government and corporate bonds, agency mortgage pass-through securities, and asset-backed securities. However, the Lehman Brothers U.S. Aggregate A or Better Index excludes BBB bonds.

3 The Lehman Brothers U.S. Aggregate Bond Index combines several Lehman Brothers indices which include the government and corporate markets, agency mortgage pass-through securities, and asset-backed securities. However, the Portfolio is restricted from investing in certain segments of the Index, specifically lower quality corporate bonds.

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay on shares if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                             GROWTH
                           AND INCOME                                     CAPITAL APPRECIATION             NATURAL RESOURCES
                           PORTFOLIO         GROWTH PORTFOLIO                   PORTFOLIO                      PORTFOLIO
                           ----------        ----------------             --------------------             -----------------
                            Class 1     Class 1   Class 2   Class 3    Class 1   Class 2   Class 3    Class 1   Class 2   Class 3
                           ----------   -------   -------   -------    -------   -------   -------    -------   -------   -------
Management Fees..........     0.70%      0.69%     0.69%     0.69%      0.70%     0.70%     0.70%      0.75%     0.75%     0.75%
Service (12b-1) Fees.....     0.00%      0.00%     0.15%     0.25%      0.00%     0.15%     0.25%      0.00%     0.15%     0.25%
Other Expenses...........     0.46%      0.05%     0.05%     0.05%      0.06%     0.06%     0.06%      0.11%     0.11%     0.11%
Total Annual Portfolio
  Operating Expenses.....     1.16%      0.74%     0.89%      .99%      0.76%     0.91%     1.01%      0.86%     1.01%     1.11%

                                                                           STRATEGIC      MONEY
                                                            MULTI-ASSET   MULTI-ASSET    MARKET       GOVERNMENT AND QUALITY
                           ASSET ALLOCATION PORTFOLIO(1)     PORTFOLIO     PORTFOLIO    PORTFOLIO         BOND PORTFOLIO
                           -----------------------------    -----------   -----------   ---------     ----------------------
                           Class 1    Class 2    Class 3      Class 1       Class 1      Class 1    Class 1   Class 2   Class 3
                           --------   --------   --------   -----------   -----------   ---------   -------   -------   -------
Management Fees..........    0.55%      0.55%      0.55%       1.00%         1.00%        0.50%      0.55%     0.55%     0.55%
Service (12b-1) Fees.....    0.00%      0.15%      0.25%       0.00%         0.00%        0.00%      0.00%     0.15%     0.25%
Other Expenses...........    0.11%      0.11%      0.11%       0.16%         0.27%        0.44%      0.05%     0.05%     0.05%
Total Annual Portfolio
  Operating Expenses.....    0.66%      0.81%      0.91%       1.16%         1.27%        0.94%      0.60%     0.75%     0.85%

1  For the period February 1, 2003 through December 31, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract Prospectus for information on such charges. Your actual costs may be higher or lower, based on the assumptions, your costs would be:

                                                                1         3         5         10
                                                               YEAR     YEARS     YEARS     YEARS
                                                              ------   -------   -------   --------
Growth and Income Portfolio
(Class 1 shares)............................................   $118     $368      $638      $1,409

Growth Portfolio
(Class 1 shares)............................................   $ 77     $240      $417      $  930
(Class 2 shares)............................................     92      287       498       1,108
(Class 3 shares)............................................    101      315       547       1,213

Capital Appreciation Portfolio
(Class 1 shares)............................................   $ 79     $246      $428      $  954
(Class 2 shares)............................................     94      293       509       1,131
(Class 3 shares)............................................    103      322       558       1,236

Natural Resources Portfolio
(Class 1 shares)............................................   $ 89     $278      $482      $1,073
(Class 2 shares)............................................    104      325       563       1,248
(Class 3 shares)............................................    113      353       612       1,352

Asset Allocation Portfolio
(Class 1 shares)............................................   $ 67     $211      $368      $  822
(Class 2 shares)............................................   $ 83     $259      $450      $1,002
(Class 3 shares)............................................   $ 94     $293      $509      $1,131

Multi-Asset Portfolio
(Class 1 shares)............................................   $118     $368      $638      $1,409

Strategic Multi-Asset Portfolio
(Class 1 shares)............................................   $129     $403      $697      $1,534

Money Market Portfolio
(Class 1 shares)............................................   $ 96     $300      $520      $1,155

Government and Quality Bond Portfolio
(Class 1 shares)............................................   $ 61     $192      $335      $  750
(Class 2 shares)............................................     77      240       417         930
(Class 3 shares)............................................     86      268       466       1,037

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Shares of each Portfolio are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (Variable Contracts) offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp. (SAAMCo). All shares of the Trust are owned by "Separate Accounts" of the life insurance companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the life insurance companies. The Trust offers three classes of shares: Class 1, Class 2 and Class 3 shares. This Prospectus offers all three classes of shares. Certain classes of shares are offered only to existing contract owners and are not available to new investors. In addition, not all Portfolios are available to all contract owners.

You should be aware that the contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. Certain Portfolios may not be available in connection with a particular contract. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

The life insurance companies are under common control with, and therefore are affiliated with, the Trust's investment adviser and manager, SAAMCo. The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts other than those offered by life insurance companies affiliated with SAAMCo. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

SERVICE FEES

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.15% and 0.25%, respectively, of the average daily net assets of such class of shares. The service fees will be used to compensate the life insurance companies for costs associated with the servicing of either Class 2 or Class 3 shares, including the cost of reimbursing the life insurance companies for expenditures made to financial intermediaries for providing service to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 or Class 3 shares. Because these fees are paid out of each Portfolio's Class 2 or Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

TRANSACTION POLICIES

VALUATION OF SHARES The net asset value per share (NAV) for each Portfolio and class, other than the MONEY MARKET PORTFOLIO, is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. The Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. Securities held by the MONEY MARKET PORTFOLIO are valued on an amortized cost method which approximates fair market value.

Because Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, the net asset value per share of the Class 2 and Class 3 shares will generally be lower than the net asset value per share of the Class 1 shares of each Portfolio.

Certain Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios' shares may change on days when the Trust is not open for purchases or redemptions.

BUY AND SELL PRICES The Separate Accounts buy and sell shares of a Portfolio for NAV, without any sales or other charges. However, as discussed above, Class 2 and Class 3 shares are subject to service fees pursuant to a 12b-1 plan.


EXECUTION OF REQUESTS The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust's close of business (generally, 4:00 p.m., Eastern time), the order will receive that day's closing price. If the order is received after that time, it will receive the next business day's closing price.


During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS Each Portfolio, except for the Money Market Portfolio, annually declares and distributes substantially all of its net investment income in the form of dividends. The Money Market Portfolio declares daily and distributes monthly, substantially all of its net investment income in the form of dividends. Distributions from net realized gains, if any, are paid annually for all Portfolios.

DISTRIBUTION REINVESTMENTS The dividends and distributions, if any, will be automatically reinvested in additional shares of the same Portfolio on which they were paid.

The per share dividends on Class 2 and Class 3 shares will generally be lower than the per share dividends on Class 1 shares of the same Portfolio as a result of the fact that Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not.

TAXABILITY OF A PORTFOLIO Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT SELECTION

Each Portfolio, other than the Asset Allocation, Multi-Asset and Strategic Multi-Asset Portfolios, buys and sells securities based on bottom-up investment analysis and individual security selection, with an aim to uncover opportunities with potential for price appreciation. A bottom-up investment approach searches for outstanding performance of individual stocks before considering the impact of economic or industry trends. Each Portfolio is managed using a proprietary fundamental analysis in order to select securities which are deemed to be consistent with the Portfolio's investment objective and are priced attractively. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.

The Asset Allocation, Multi-Asset and Strategic Multi-Asset Portfolios employ both a bottom-up and a top-down analysis in its investment approach. On an individual security basis, a Portfolio buys and sells securities based on bottom up investment analysis, with an aim to uncover opportunities with potential for price appreciation. A bottom-up investment approach searches for outstanding performance of individual stocks before considering the impact of economic or industry trends. Each Portfolio is managed using a proprietary fundamental analysis in order to select securities which are deemed to be consistent with the Portfolio's investment objective and are priced attractively. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. In addition, each Portfolio is managed using a proprietary top-down macro analysis for asset allocation among its different asset classes, countries, sectors and styles. Top-down macro analysis involves the assessment of such factors as trends in economic growth, inflation and the capital market environment.

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the charts beginning on page 3. The charts provided below summarize information about each Portfolio's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in a Portfolio through one of the Variable Contracts.


-----------------------------------------------------------------------------------------------------------------------
                                                   EQUITY PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------
                       GROWTH AND INCOME             GROWTH           CAPITAL APPRECIATION     NATURAL RESOURCES
-----------------------------------------------------------------------------------------------------------------------
 What are the        - Equity securities:    - Equity securities:    - Equity securities:    - Equity securities:
 Portfolio's           - large-cap stocks      - large-cap stocks      - large-cap stocks      - large-cap stocks
 principal             - mid-cap stocks        - mid-cap stocks        - mid-cap stocks        - mid-cap stocks
 investments?                                  - small-cap stocks      - small-cap stocks      - small-cap stocks
                                                                                               - foreign equity
                                                                                                 securities
                                                                                                 including ADRs,
                                                                                                 EDRs, or GDRs
-----------------------------------------------------------------------------------------------------------------------
 What other types    - Equity securities:    - Equity securities:    - Equity securities:    - Equity securities:
 of investments or     - foreign equity        - foreign equity        - foreign equity        - rights
 strategies may the      securities              securities              securities            - warrants
 Portfolio use to a      including ADRs,         including ADRs,         including ADRs,     - Fixed income
 significant             EDRs or GDRs (up        EDRs or GDRs (up        EDRs or GDRs (up      securities:
 extent?                 to 20%)                 to 25%)                 to 25%)               - preferred stocks
                       - convertible
                         securities (up to
                         20% in below
                         investment grade
                         convertible
                         securities)
                       - small-cap stocks
                     - Fixed income
                       securities (up to
                       35% of total assets
                       including short-
                       term investments)
                       - U.S. government
                         securities
                       - asset-backed and
                         mortgage-backed
                         securities
                       - high quality
                         foreign government
                         bonds
                       - investment grade
                         corporate bonds
                     - Short-term
                       investments
-----------------------------------------------------------------------------------------------------------------------
 What other types    - Currency              - Currency              - Currency              - Borrowing for
 of investments may    transactions            transactions            transactions            temporary or
 the Portfolio use   - Borrowing for         - Borrowing for         - Borrowing for           emergency purposes
 as part of            temporary or            temporary or            temporary or            (up to 20%)
 efficient             emergency purposes      emergency purposes      emergency purposes    - Currency
 portfolio             (up to 10%)             (up to 10%)             (up to 10%)             transactions
 management or to    - Illiquid securities   - Illiquid securities   - Illiquid securities   - Options and futures
 enhance return?       (up to 10%)             (up to 10%)             (up to 10%)           - Forward commitments
                     - Forward commitments   - Forward commitments   - Forward commitments   - Defensive
                     - When-issued/delayed   - When-issued/delayed   - When-issued/delayed     investments
                       delivery                delivery                delivery              - Illiquid securities
                       transactions            transactions            transactions            (up to 10%)
                     - Defensive             - Defensive             - Defensive             - When-issued/delayed
                       investments             investments             investments             delivery
                     - Special situations    - Special situations    - Special situations      transactions
                     - Options and futures   - Options and futures   - Options and futures   - Special situations
                     - Rights and warrants   - Rights and warrants   - Rights and warrants   - REITs
                                             - Convertible           - Convertible
                                               securities (up to       securities (up to
                                               20%)                    20%)
-----------------------------------------------------------------------------------------------------------------------
 What risks          - Market volatility     - Market volatility     - Market volatility     - Foreign exposure
 normally affect     - Securities selection  - Securities selection  - Securities selection  - Emerging markets
 the Portfolio?      - Active trading        - Small and medium      - Growth stocks         - Market volatility
                     - Hedging                 sized companies       - Small and medium      - Small and medium
                     - Growth stocks         - Active trading          sized companies         sized companies
                                             - Hedging               - Active trading        - Natural resources
                                             - Growth stocks         - Hedging                 sector
                                                                     - Currency volatility   - Securities selection
                                                                     - Foreign exposure      - Active trading
                                                                                             - Hedging
                                                                                             - Currency volatility
-----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
                                                  ASSET ALLOCATION PORTFOLIOS
--------------------------------------------------------------------------------------------------------------------------------
                                     ASSET ALLOCATION                  MULTI-ASSET                      STRATEGIC
                                                                                                       MULTI-ASSET
--------------------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's     - Equity securities:            - Equity securities:            - Equity securities:
 principal investments?         - common stocks                 - large-cap stocks              - large-cap stocks
                                - convertible securities        - mid-cap stocks                - mid-cap stocks
                                - warrants                      - convertible securities        - small-cap stocks
                                - rights                      - Fixed income securities:        - foreign equity securities
                              - Fixed income securities:        - U.S. government securities      including ADRs, EDRs or
                                - U.S. government securities    - asset-backed and                GDRs
                                - investment grade corporate      mortgage-backed securities    - convertible securities
                                  bonds                         - investment grade fixed      - Fixed-income securities:
                                - preferred stocks                income securities             - U.S. government securities
                                - junk bonds (up to 25% of      - non-convertible preferred     - foreign fixed income
                                  fixed income investments)       stocks                          securities
                                - senior securities           - Short-term investments          - asset backed and mortgage
                                - pass-through securities                                         backed securities
                              - REITs                                                           - corporate bonds
                              - Registered investment                                           - junk bonds
                                companies                                                       - preferred stocks
                              - Foreign securities                                            - Short-term investments
                              - Illiquid securities (up to
                                15%)
--------------------------------------------------------------------------------------------------------------------------------
 What other types of          - Equity securities:            - Equity securities:            - Equity securities:
 investments or strategies      - small-cap stocks              - rights                        - rights
 may the Portfolio use to a     - medium-cap stocks             - warrants                      - warrants
 significant extent?            - convertible securities        - small-cap stocks            - Currency transactions
                              - Foreign securities:           - Fixed income securities:
                                - ADRs, GDRs and EDRs           - zero coupon bonds
                                - emerging markets            - Foreign securities
                              - Equity swaps
                              - Currency transactions
                              - Futures
                              - Forward commitments
                              - Mortgage dollar rolls
                              - Deferred interest bonds
--------------------------------------------------------------------------------------------------------------------------------
 What other types of          - Options and futures           - Borrowing for temporary or    - Borrowing for temporary or
 investments may the          - Short-term investments          emergency purposes (up to       emergency purposes (up to
 Portfolio use as part of     - Firm commitment agreements      10%)                            10%)
 efficient portfolio          - When-issued and delayed-      - Options and futures           - Options and futures
 management or to enhance       delivery transactions         - Forward commitments           - Forward commitments
 return?                      - Zero coupon bonds             - Defensive investments         - Defensive investments
                              - Interest rate swaps, caps,    - Special situations            - Special situations
                                floors and collars            - Illiquid securities (up to    - Illiquid securities (up to
                              - Securities lending (up to       10%)                            10%)
                                33 1/3%)                      - When-issued/delayed delivery  - When-issued/delayed delivery
                              - Loan participations and         transactions                    transactions
                                assignments
                              - Defensive investments
                              - Borrowing for temporary or
                                emergency purposes (up to
                                33 1/3%)
                              - Hybrid instruments (up to
                                10%)
--------------------------------------------------------------------------------------------------------------------------------
 What risks normally affect   - Market volatility             - Market volatility             - Market volatility
 the Portfolio?               - Securities selection          - Securities selection          - Securities selection
                              - Interest rate fluctuations    - Interest rate fluctuations    - Growth stocks
                              - Credit quality                - Hedging                       - Small and medium sized
                              - Currency volatility           - Active trading                  companies
                              - Foreign exposure              - Prepayment                    - Interest rate fluctuations
                              - Derivatives                                                   - Hedging
                              - Hedging                                                       - Active trading
                              - Growth stocks                                                 - Credit quality
                              - Prepayment                                                    - Foreign exposure
                              - Illiquidity                                                   - Currency volatility
                                                                                              - Prepayment
--------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                               FIXED INCOME PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------
                                      MONEY MARKET                                  GOVERNMENT AND
                                                                                     QUALITY BOND
----------------------------------------------------------------------------------------------------------------------
 What are the         - Short-term investments                       - Fixed income securities:
 Portfolio's            - U.S. and foreign                             - U.S. government securities
 principal                                                             - high quality corporate bonds
 investments?                                                          - mortgage backed and asset backed
                                                                         securities
----------------------------------------------------------------------------------------------------------------------
 What other types of  N/A                                            - Fixed-income securities:
 investments or                                                        - corporate bonds rated as low as "A" (up
 strategies may the                                                      to 20%)
 Portfolio use to a                                                    - foreign fixed income securities (U.S.
 significant extent?                                                     dollar denominated)
----------------------------------------------------------------------------------------------------------------------
 What other types of  - Borrowing for temporary or emergency         - Borrowing for temporary or emergency
 investments may the    purposes (up to 10%)                           purposes (up to 10%)
 Portfolio use as     - Illiquid securities (up to 10%)              - Illiquid securities (up to 10%)
 part of efficient    - Forward commitments                          - Forward commitments
 portfolio            - When-issued/delayed delivery transactions    - When-issued/delayed delivery transactions
 management or to                                                    - Defensive investments
 enhance return?                                                     - Zero coupon bonds
                                                                     - Currency transactions
                                                                     - Futures
                                                                     - Special situations
                                                                     - Rights and warrants
----------------------------------------------------------------------------------------------------------------------
 What risks normally  - Securities selection                         - Market volatility
 affect the           - Interest rate fluctuations                   - Securities selection
 Portfolio?           - Active trading                               - Interest rate fluctuations
                                                                     - Active trading
                                                                     - Hedging
                                                                     - Credit quality
                                                                     - Prepayment
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by a Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost a Portfolio interest expense and other fees. Borrowing may exaggerate changes in a Portfolio's net asset value and the cost may reduce a Portfolio's return.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance return.

DEFENSIVE INVESTMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company. Generally, large-cap stocks will include companies that fall within the range of the Russell 1000(R) Index, mid-cap stocks will include companies that fall within the capitalization range of the Russell Mid Cap(R) Index, and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index.

       Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

EQUITY SWAPS allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

FIRM COMMITMENT AGREEMENTS and WHEN-ISSUED or DELAYED-DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed-upon price on a specified future date. At the time of delivery of the securities, the value may be more or less than the purchase price.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - CORPORATE DEBT INSTRUMENTS (bonds, notes and debentures) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Adviser or Subadviser). The two best-known debt rating agencies are S&P and Moody's Investors Service, Inc. (Moody's). INVESTMENT GRADE refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, collateralized mortgage obligations, commercial mortgage-backed securities, and ASSET-BACKED SECURITIES.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

     - ZERO-COUPON BONDS and DEFERRED INTEREST BONDS are debt obligations issued or purchased at a significant discount from face value. Certain zero coupon bonds (DISCOUNT BONDS) also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICs), American Depositary Receipts
(ADRs) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). An EMERGING MARKET country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Adviser or Subadviser.

FORWARD COMMITMENTS are commitments to purchase or sell securities at a future date. A Portfolio purchasing a forward commitment assumes the risk of any decline in value of the securities beginning on the date of the agreement. Similarly, a Portfolio selling such securities does not participate in further gains or losses on the date of the agreement.

HYBRID INSTRUMENTS, such as INDEXED (i.e., Standard and Poor's Depositary receipts (SPDRs) and iShares(SM)) STRUCTURED SECURITIES and other EXCHANGE TRADED FUNDS (ETFs), can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

INTEREST RATE SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps involve the exchange by the Portfolio with another party of its respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

ILLIQUID/RESTRICTED SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

LOAN PARTICIPATION AND ASSIGNMENTS are investments in which a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price.

REITs (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the REIT.

ROLL TRANSACTIONS involve the sale of mortgage or other asset-backed securities ("roll securities") with the commitment to purchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities may provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses without having to sell other portfolio securities.

A SPECIAL SITUATION arises when, in the opinion of the Subadviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each of the last five fiscal years.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar denominated securities.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. An improper hedge could also reduce gains or cause losses.

ILLIQUIDITY: There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Portfolio may exhibit price characteristics of longer-term debt securities.

NATURAL RESOURCES SECTOR: The value of equity investments in the natural resources sector will fluctuate based on a number of factors, including: market conditions generally; the market for the particular natural resource in which the issuer is involved; events of nature; and international politics.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations (particularly under $1.35 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INFORMATION ABOUT THE INVESTMENT ADVISER

AIG SUNAMERICA ASSET MANAGEMENT CORP. (SAAMCo) serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo oversees the Subadviser, provides various administrative services and supervises the daily business affairs of each Portfolio. SAAMCo, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311-4992, is a corporation organized under the laws of the state of Delaware, and managed, advised or administered assets in excess of $40.7 billion as of December 31, 2003. In addition to serving as investment adviser and manager to the Trust, SAAMCo serves as adviser, manager and/or administrator for Seasons Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Asset Allocation Portfolio with Subadvisers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for the Asset Allocation Portfolio or new portfolios, change the terms of particular agreements with Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Subadviser changes. Shareholders of the Asset Allocation Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

For the fiscal year ended December 31, 2003, each Portfolio paid SAAMCo a fee equal to the following percentage of average daily net assets:

                         PORTFOLIO                            FEE
                         ---------                            ----
Growth and Income Portfolio.................................  0.70%
Growth Portfolio............................................  0.69%
Capital Appreciation Portfolio..............................  0.70%
Natural Resources Portfolio.................................  0.75%
Asset Allocation Portfolio*.................................  0.55%
Multi-Asset Portfolio.......................................  1.00%
Strategic Multi-Asset Portfolio.............................  1.00%
Money Market Portfolio......................................  0.50%
Government and Quality Bond Portfolio.......................  0.55%

---------------

*  For the period February 1, 2003 through December 31, 2003

INFORMATION ABOUT THE SUBADVISERS

WELLINGTON MANAGEMENT COMPANY, LLP (Wellington Management) Wellington Management is a Massachusetts limited liability partnership. The principal business address of Wellington is 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. As of December 31, 2003, Wellington Management managed approximately $394 billion of client assets in a broad range of investment styles for mutual fund sponsors and other institutional investors.

WM ADVISORS, INC. (WMA), is located at 1201 Third Avenue, 22nd Floor, Seattle, WA 98101. WMA is an investment adviser registered with the SEC under the Investment Company Act of 1940 and provides investment advisory services for separately managed accounts in addition to the WM Group of Funds. As of December 31, 2003, WMA had over $17.8 billion in assets under management.

SAAMCo compensates the Subadvisers out of the advisory fees that it receives from the respective Portfolios. SAAMCo may terminate its agreements with either Subadviser without shareholder approval.

PORTFOLIO MANAGEMENT

The primary investment manager(s) and/or management team for each Portfolio is set forth in the following table:


---------------------------------------------------------------------------------------------------------------
                                                    NAME AND TITLE OF
       PORTFOLIO             SUBADVISER             PORTFOLIO MANAGER                    EXPERIENCE
                                                 (AND/OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------
 GROWTH AND INCOME         Wellington       - Matthew E. Megargel, CFA           Mr. Megargel has served as
 PORTFOLIO                 Management         Senior Vice President              the portfolio manager for
                                                                                 the Portfolio since 1998.
                                                                                 He joined Wellington
                                                                                 Management in 1983 as a
                                                                                 Global Industry Analyst.
                                                                                 He also manages the Growth
                                                                                 Portfolio and the
                                                                                 Multi-Asset Portfolio (see
                                                                                 below).
---------------------------------------------------------------------------------------------------------------
 GROWTH PORTFOLIO          Wellington       - Matthew E. Megargel, CFA           Mr. Megargel has served as
                           Management         Senior Vice President              the portfolio manager for
                                                                                 the Portfolio since 1995.
                                                                                 Mr. Megargel also manages
                                                                                 the Multi-Asset Portfolio
                                                                                 and Growth and Income
                                                                                 Portfolio.
                                            -------------------------------------------------------------------
                                            - Jeffrey L. Kripke                  Mr. Kripke joined
                                              Vice President                     Wellington Management in
                                                                                 February 2001. Prior to
                                                                                 Wellington, Mr. Kripke was
                                                                                 an Associate Portfolio
                                                                                 Manager at Merrill Lynch
                                                                                 Asset Management from
                                                                                 1999-2001. Previous
                                                                                 experience included
                                                                                 positions with Morgan
                                                                                 Stanley Asset Management
                                                                                 (1997-1998) and Prudential
                                                                                 Securities.
                                            -------------------------------------------------------------------
                                            - Francis C. Boggan, CFA             Mr. Boggan joined
                                              Vice President                     Wellington Management in
                                                                                 January 2001. Prior to
                                                                                 joining Wellington, Mr.
                                                                                 Boggan was a Managing
                                                                                 Director of Palladian
                                                                                 Capital Management in Los
                                                                                 Angeles (1998-2000).
                                                                                 Previous experience
                                                                                 included investment
                                                                                 management positions with
                                                                                 the Pioneer Group, Inc.
                                                                                 (1991-1998) and Farmer's
                                                                                 Group, Inc. (1981-1991).
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                    NAME AND TITLE OF
       PORTFOLIO             SUBADVISER             PORTFOLIO MANAGER                    EXPERIENCE
                                                 (AND/OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------
 CAPITAL APPRECIATION      Wellington       - Robert D. Rands, CFA               Mr. Rands has served as
 PORTFOLIO                 Management         Senior Vice President              the portfolio manager for
                                                                                 the Portfolio since its
                                                                                 inception in 1987. He
                                                                                 joined Wellington
                                                                                 Management in 1978 as a
                                                                                 special situations
                                                                                 analyst. Mr. Rands also
                                                                                 manages the Strategic
                                                                                 Multi-Asset Portfolio (see
                                                                                 below).
                                            -------------------------------------------------------------------
                                            - Steven C. Angeli, CFA              Mr. Angeli has served as
                                              Senior Vice President              the assistant portfolio
                                                                                 manager for the Portfolio
                                                                                 since 1998. He joined
                                                                                 Wellington Management as a
                                                                                 research analyst in 1994.
---------------------------------------------------------------------------------------------------------------
 NATURAL RESOURCES         Wellington       - James A. Bevilacqua                Prior to becoming
 PORTFOLIO                 Management         Senior Vice President              portfolio manager in 2003
                                                                                 Mr. Bevilacqua was the
                                                                                 assistant portfolio
                                                                                 manager of the Portfolio
                                                                                 from 1998-2002. He joined
                                                                                 Wellington Management as
                                                                                 an analyst in 1994.
                                            -------------------------------------------------------------------
                                            - Karl E. Bandtel                    Mr. Bandtel has served as
                                              Senior Vice President              portfolio manager since
                                                                                 2004. He joined Wellington
                                                                                 Management in 1990 and
                                                                                 became a portfolio manager
                                                                                 in 1992.
---------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION          WMA              - Randall L. Yoakum                  Mr. Yoakum re-joined WMA
 PORTFOLIO                                    Chief Investment Strategist        in 1999 as Senior
                                              and Senior Portfolio Manager       Portfolio Manager and
                                                                                 Chairman of the Investment
                                                                                 Policy, Asset Allocation
                                                                                 and Equity Investment
                                                                                 Teams. From 1997-1999, Mr.
                                                                                 Yoakum was the Chief
                                                                                 Investment Officer at D.A.
                                                                                 Davidson. Mr. Yoakum holds
                                                                                 the Chartered Financial
                                                                                 Analyst designation.
                                            -------------------------------------------------------------------
                                            - Gary J. Pokrzynwinski              Mr. Pokrzynwinski joined
                                              Senior Portfolio                   WMA in 1992. He has been a
                                              Manager                            Senior Portfolio Manager
                                                                                 since 1994, and Head of
                                                                                 the Fixed Income
                                                                                 Investment Team since
                                                                                 1999. He holds the
                                                                                 Chartered Financial
                                                                                 Analyst designation.
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                    NAME AND TITLE OF
       PORTFOLIO             SUBADVISER             PORTFOLIO MANAGER                    EXPERIENCE
                                                 (AND/OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION          WMA              - Michael D. Meighan                 Mr. Meighan joined WMA in
 PORTFOLIO                                    Portfolio Manager                  1999 as a Senior Asset
 (CONTINUED)                                                                     Allocation Analyst. From
                                                                                 1993-1999 he was a Manager
                                                                                 of Managed Assets at D.A.
                                                                                 Davidson. He holds the
                                                                                 Chartered Financial
                                                                                 Analyst designation.
                                            -------------------------------------------------------------------
                                            - Charles D. Averill                 Mr. Averill joined WMA in
                                              Senior Quantitative                1990. He was an Equity
                                              Analyst                            Analyst from 1996-1999,
                                                                                 and has been a Senior
                                                                                 Quantitative Analyst since
                                                                                 1999. He holds the
                                                                                 Chartered Financial
                                                                                 Analyst designation.
---------------------------------------------------------------------------------------------------------------
 MULTI-ASSET PORTFOLIO     Wellington       - John C. Keogh                      Mr. Keogh has served as
                           Management         Senior Vice President              portfolio manager for the
                                                                                 Portfolio since 1994. Mr.
                                                                                 Keogh also serves as
                                                                                 portfolio manager for the
                                                                                 Government and Quality
                                                                                 Bond Portfolio (see
                                                                                 below).
                                            -------------------------------------------------------------------
                                            - Matthew E. Megargel, CFA           Mr. Megargel has served as
                                              Senior Vice President              portfolio manager for the
                                                                                 Portfolio since 1998. Mr.
                                                                                 Megargel also serves as
                                                                                 portfolio manager for the
                                                                                 Growth Portfolio and
                                                                                 Growth and Income
                                                                                 Portfolio (see above).
                                            -------------------------------------------------------------------
                                            - Scott M. Elliott                   Mr. Elliott has served as
                                              Senior Vice President              portfolio manager for the
                                                                                 Portfolio beginning in
                                                                                 2002 and is responsible
                                                                                 for asset allocation. Mr.
                                                                                 Elliott joined Wellington
                                                                                 Management in 1994. He
                                                                                 also manages the Strategic
                                                                                 Multi-Asset Portfolio (see
                                                                                 below).
---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
                                                    NAME AND TITLE OF
       PORTFOLIO             SUBADVISER             PORTFOLIO MANAGER                    EXPERIENCE
                                                 (AND/OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------
 STRATEGIC MULTI-ASSET     Wellington       - Trond Skramstad                    Mr. Skramstad has been
 PORTFOLIO                 Management         Senior Vice President              responsible for managing
                                                                                 the Portfolio since 1994
                                                                                 and is Chairman of
                                                                                 Wellington Management's
                                                                                 Global Equity Strategy
                                                                                 Group and Director of
                                                                                 International Equities.
                                            -------------------------------------------------------------------
                                            - Robert L. Evans                    Mr. Evans has served as
                                              Senior Vice President              portfolio manager for the
                                                                                 Portfolio since 1998. He
                                                                                 joined Wellington
                                                                                 Management in 1995 as a
                                                                                 portfolio manager.
                                            -------------------------------------------------------------------
                                            - Robert D. Rands, CFA               Mr. Rands has served as
                                              Senior Vice President              portfolio manager for the
                                                                                 Portfolio since 1994. Mr.
                                                                                 Rands also manages the
                                                                                 Capital Appreciation
                                                                                 Portfolio (see above).
                                            -------------------------------------------------------------------
                                            - Scott M. Elliott                   Mr. Elliott has served as
                                              Senior Vice President              portfolio manager for the
                                                                                 Portfolio since 2001 and
                                                                                 is responsible for asset
                                                                                 allocation and currency
                                                                                 management. Mr. Elliott
                                                                                 joined Wellington
                                                                                 Management in 1994. He
                                                                                 also manages the
                                                                                 Multi-Asset Portfolio (see
                                                                                 above).
---------------------------------------------------------------------------------------------------------------
 MONEY MARKET PORTFOLIO    Wellington       - Timothy E. Smith                   Mr. Smith has served as
                           Management         Vice President                     the portfolio manager for
                                                                                 the Portfolio since 1997.
                                                                                 He joined Wellington
                                                                                 Management in 1992 as an
                                                                                 investment professional.
---------------------------------------------------------------------------------------------------------------
 GOVERNMENT AND QUALITY    Wellington       - John C. Keogh                      Mr. Keogh has served as
 BOND PORTFOLIO            Management         Senior Vice President              the portfolio manager for
                                                                                 the Portfolio since 1994.
                                                                                 He joined Wellington
                                                                                 Management as a portfolio
                                                                                 manager in 1983. Mr. Keogh
                                                                                 also manages the
                                                                                 Multi-Asset Portfolio (see
                                                                                 above).
---------------------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following Financial Highlights tables for each Portfolio are intended to help you understand the Portfolio's financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's Annual Report to shareholders, which is available upon request.

                                                   NET                     DIVIDENDS   DISTRIBUTIONS
                                      NET        REALIZED       TOTAL      DECLARED      FROM NET                       NET
                       NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL       ASSET
                         VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS     VALUE
       PERIOD          BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND        END OF
       ENDED           OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS   PERIOD
-----------------------------------------------------------------------------------------------------------------------------
                                              Money Market Portfolio -- Class 1
12/31/99                $ 1.00       $0.05        $  --         $ 0.05      $(0.05)       $  --           $(0.05)      $ 1.00
12/31/00                  1.00        0.06           --           0.06       (0.06)          --            (0.06)        1.00
12/31/01                  1.00        0.04           --           0.04       (0.04)          --            (0.04)        1.00
12/31/02                  1.00        0.01           --           0.01       (0.01)          --            (0.01)        1.00
12/31/03                  1.00        0.00           --           0.00        0.00           --             0.00         1.00
                                      Government and Quality Bond Portfolio -- Class 1
12/31/99                $14.64       $0.78        $(1.02)       $(0.24)     $(0.51)       $(0.21)         $(0.72)      $13.68
12/31/00                 13.68        0.82          0.70          1.52       (0.75)          --            (0.75)       14.45
12/31/01                 14.45        0.76          0.24          1.00       (0.68)          --            (0.68)       14.77
12/31/02                 14.77        0.65          0.72          1.37       (0.54)          --            (0.54)       15.60
12/31/03                 15.60        0.56         (0.18)         0.38       (0.65)        (0.12)          (0.77)       15.21
                                      Government and Quality Bond Portfolio -- Class 2
07/09/01-12/31/01(3)    $14.90       $0.26        $ 0.28        $ 0.54      $(0.67)       $  --           $(0.67)      $14.77
12/31/02                 14.77        0.62          0.71          1.33       (0.51)          --            (0.51)       15.59
12/31/03                 15.59        0.52         (0.17)         0.35       (0.62)        (0.12)          (0.74)       15.20
                                      Government and Quality Bond Portfolio -- Class 3
09/30/02-12/31/02(3)    $15.44       $0.06        $ 0.09        $ 0.15      $  --         $  --           $  --        $15.59
12/31/03                 15.59        0.47         (0.14)         0.33       (0.62)        (0.12)          (0.74)       15.18
                                           Asset Allocation Portfolio+ -- Class 1
12/01/98-01/31/99#      $14.81       $0.07        $ 0.15        $ 0.22      $  --         $  --           $  --        $15.03
01/31/00                 15.03        0.40          0.37          0.77       (0.48)        (0.80)          (1.28)       14.52
01/31/01                 14.52        0.41          0.36          0.77       (0.43)        (0.31)          (0.74)       14.55
01/31/02                 14.55        0.41         (1.35)        (0.94)      (0.46)        (0.31)          (0.77)       12.84
01/31/03                 12.84        0.42         (1.31)        (0.89)      (0.46)          --            (0.46)       11.49
2/1/03-12/31/03*         11.49        0.35          2.35          2.70       (0.47)          --            (0.47)       13.72
                                           Asset Allocation Portfolio+ -- Class 2
7/9/01-01/31/02(3)      $13.70       $0.23        $(0.34)       $(0.11)     $(0.45)       $(0.31)         $(0.76)      $12.83
01/31/03                 12.83        0.36         (1.26)        (0.90)      (0.45)          --            (0.45)       11.48
2/1/03-12/31/03*         11.48        0.32          2.36          2.68       (0.45)          --            (0.45)       13.71
                                           Asset Allocation Portfolio+ -- Class 3
9/30/02-1/31/03(3)      $11.26       $0.11        $ 0.36        $ 0.47      $(0.25)       $  --           $(0.25)      $11.48
2/1/03-12/31/03*         11.48        0.29          2.37          2.66       (0.44)          --            (0.44)       13.70

                                                               RATIO OF NET
                                    NET                         INVESTMENT
                                   ASSETS     RATIO OF            INCOME
                                   END OF     EXPENSES            (LOSS)           PORTFOLIO
       PERIOD           TOTAL      PERIOD    TO AVERAGE         TO AVERAGE         TURNOVER
       ENDED          RETURN(2)   (000'S)    NET ASSETS         NET ASSETS           RATE
--------------------  ----------------------------------------------------------------------
                                        Money Market Portfolio -- Class 1
12/31/99                 4.69%    $ 63,222      0.67%              4.58%              -- %
12/31/00                 5.95       61,849      0.65               5.79               --
12/31/01                 3.70       34,375      0.72(5)            3.80(5)            --
12/31/02                 1.08       24,634      0.74               1.08               --
12/31/03                 0.31       18,629      0.94               0.33               --
                                 Government and Quality Bond Portfolio -- Class 1
12/31/99                (1.65)%   $480,572      0.66%              5.51%               31%
12/31/00                11.35      532,223      0.66               5.93                58
12/31/01                 6.93      684,464      0.64(5)            5.16(5)             71
12/31/02                 9.33      885,969      0.61               4.27               108
12/31/03                 2.50      685,905      0.60               3.56                50
                                 Government and Quality Bond Portfolio -- Class 2
07/09/01-12/31/01(3)     3.67%    $ 19,713      0.79%(4)(5)        4.54%(4)(5)         71%
12/31/02                 9.11      121,074      0.76               4.02               108
12/31/03                 2.35      148,981      0.75               3.40                50
                                 Government and Quality Bond Portfolio -- Class 3
09/30/02-12/31/02(3)     1.23%    $  7,732      0.86%(4)           3.25%(4)           108%
12/31/03                 2.19      113,856      0.84               3.28                50
                                      Asset Allocation Portfolio+ -- Class 1
12/01/98-01/31/99#       1.49%    $724,516      0.66%(4)           2.60%(4)            30%
01/31/00                 5.51      699,063      0.63               2.70               191
01/31/01                 5.38      653,310      0.64               2.75               172
01/31/02                (6.36)     556,081      0.66               3.05               140
01/31/03                (6.78)     437,736      0.66               3.42                28
2/1/03-12/31/03*        23.68      482,439      0.66(4)            3.03(4)             19
                                      Asset Allocation Portfolio+ -- Class 2
7/9/01-01/31/02(3)      (0.67)%   $  2,233      0.83%(4)           3.07%(4)           140%
01/31/03                (6.87)      12,931      0.79               3.23                28
2/1/03-12/31/03*        23.54       23,155      0.81(4)            2.84(4)             19
                                      Asset Allocation Portfolio+ -- Class 3
9/30/02-1/31/03(3)       4.29%    $    526      0.87%(4)           2.93%(4)            28%
2/1/03-12/31/03*        23.41        3,196      0.92(4)            2.67(4)             19

---------------

 # The Portfolio changed its fiscal year end from November 30 to January 31.
 *  The Portfolio changed its fiscal year end from January 31 to December 31.
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class.
(4) Annualized.
(5) The ratio is net of custody credit of less than 0.01%.

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS   DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED      FROM NET                       NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL       ASSET
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS     VALUE
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND        END OF     TOTAL
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS   PERIOD   RETURN(2)
----------------------------------------------------------------------------------------------------------------------------------
                                              Growth and Income Portfolio -- Class 1
12/31/99         $21.11       $ 0.10       $ 3.06        $ 3.16      $(0.15)       $(3.12)         $(3.27)      $21.00     15.88%
12/31/00          21.00         0.04        (1.16)        (1.12)      (0.12)        (3.21)          (3.33)       16.55     (6.70)
12/31/01          16.55         0.04        (2.14)        (2.10)      (0.04)        (1.86)          (1.90)       12.55    (11.41)
12/31/02          12.55         0.06        (3.11)        (3.05)      (0.05)        (1.01)          (1.06)        8.44    (24.31)
12/31/03           8.44         0.05         2.15          2.20       (0.05)          --            (0.05)       10.59     26.18
                                                   Growth Portfolio -- Class 1
12/31/99         $32.52       $ 0.08       $ 8.31        $ 8.39      $(0.10)       $(2.29)         $(2.39)      $38.52     26.94%
12/31/00          38.52         0.06        (0.08)        (0.02)      (0.06)        (4.02)          (4.08)       34.42     (1.03)
12/31/01          34.42         0.09        (5.15)        (5.06)      (0.04)        (4.36)          (4.40)       24.96    (13.09)
12/31/02          24.96         0.11        (5.64)        (5.53)      (0.08)          --            (0.08)       19.35    (22.15)
12/31/03          19.35         0.14         5.64          5.78       (0.12)          --            (0.12)       25.01     29.94
                                                   Growth Portfolio -- Class 2
07/09/01-
 12/31/01(3)     $30.35       $ 0.03       $(1.03)       $(1.00)     $(0.04)       $(4.36)         $(4.40)      $24.95     (1.50)%
12/31/02          24.95         0.09        (5.65)        (5.56)      (0.05)          --            (0.05)       19.34    (22.28)
12/31/03          19.34         0.11         5.63          5.74       (0.09)          --            (0.09)       24.99     29.72
                                                   Growth Portfolio -- Class 3
09/30/02-
 12/31/02(3)     $17.95       $ 0.01       $ 1.38        $ 1.39      $  --         $  --           $  --        $19.34      6.50%
12/31/03          19.34         0.08         5.63          5.71       (0.08)          --            (0.08)       24.97     29.59
                                            Capital Appreciation Portfolio -- Class 1
12/31/99         $35.59       $ 0.08       $23.40        $23.48      $(0.03)       $(2.02)         $(2.05)      $57.02     67.58%
12/31/00          57.02         0.11        (3.39)        (3.28)      (0.05)        (6.25)          (6.30)       47.44     (7.47)
12/31/01          47.44        (0.06)       (7.82)        (7.88)      (0.10)        (9.85)          (9.95)       29.61    (12.61)
12/31/02          29.61        (0.04)       (6.67)        (6.71)        --            --              --         22.90    (22.66)
12/31/03          22.90        (0.01)        7.40          7.39         --            --              --         30.29     32.27
                                            Capital Appreciation Portfolio -- Class 2
07/09/01-
 12/31/01(3)     $42.82       $  --        $(3.28)       $(3.28)     $(0.09)       $(9.85)         $(9.94)      $29.60     (3.25)%
12/31/02          29.60        (0.07)       (6.68)        (6.75)        --            --              --         22.85    (22.80)
12/31/03          22.85        (0.05)        7.38          7.33         --            --              --         30.18     32.08
                                            Capital Appreciation Portfolio -- Class 3
09/30/02-
 12/31/02(3)     $21.35       $(0.02)      $ 1.52        $ 1.50      $  --         $  --           $  --        $22.85      5.49%
12/31/03          22.85        (0.10)        7.40          7.30         --            --              --         30.15     31.95

                                            RATIO OF NET
                  NET                        INVESTMENT
                 ASSETS      RATIO OF          INCOME
                 END OF      EXPENSES          (LOSS)         PORTFOLIO
   PERIOD        PERIOD     TO AVERAGE       TO AVERAGE       TURNOVER
    ENDED       (000'S)     NET ASSETS       NET ASSETS         RATE
------------------------------------------------------------------------------------------------------
                        Growth and Income Portfolio -- Class 1
12/31/99       $   49,710      0.91%            0.46%             20%
12/31/00           38,075      0.92             0.20              24
12/31/01           28,993      1.00(5)          0.29(5)           24
12/31/02           18,610      1.01(6)          0.55(6)           42
12/31/03           22,404      1.16             0.52              44
                             Growth Portfolio -- Class 1
12/31/99       $  868,765      0.73%            0.24%             40%
12/31/00          914,186      0.71             0.20              70
12/31/01          791,845      0.72(5)          0.30(5)           70
12/31/02          520,917      0.74(6)          0.50(6)           70
12/31/03          616,441      0.75             0.67              72
                             Growth Portfolio -- Class 2
07/09/01-
 12/31/01(3)   $    8,965      0.89%(4)(5)      0.33%(4)(5)       70%
12/31/02           32,458      0.89(6)          0.41(6)           70
12/31/03           63,636      0.90             0.51              72
                             Growth Portfolio -- Class 3
09/30/02-
 12/31/02(3)   $    2,326      0.98%(4)(6)      0.53%(4)(6)       70%
12/31/03           36,643      0.99             0.39              72
                      Capital Appreciation Portfolio -- Class 1
12/31/99       $1,986,888      0.67%            0.17%             64%
12/31/00        1,954,892      0.70             0.19              84
12/31/01        1,628,155      0.75(5)          0.15(5)           68
12/31/02        1,021,172      0.76(6)          0.16(6)           80
12/31/03        1,204,319      0.77            (0.04)            104
                      Capital Appreciation Portfolio -- Class 2
07/09/01-
 12/31/01(3)   $   16,565      0.92%(4)(5)     (0.21)%(4)(5)      68%
12/31/02           63,049      0.92(6)         (0.29)(6)          80
12/31/03          110,717      0.92            (0.20)            104
                      Capital Appreciation Portfolio -- Class 3
09/30/02-
 12/31/02(3)   $    4,769      0.99%(4)(6)     (0.30)%(4)(6)      80
12/31/03           59,254      1.01            (0.38)            104

---------------

(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class.
(4) Annualized.
(5) The ratio is net of custody credit of less than 0.01%.
(6) Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same.

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS   DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED      FROM NET                       NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL       ASSET
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS     VALUE
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND        END OF     TOTAL
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS   PERIOD   RETURN(2)
----------------------------------------------------------------------------------------------------------------------------------
                                              Natural Resources Portfolio -- Class 1
12/31/99         $11.59       $0.14        $ 4.67        $ 4.81      $(0.18)       $  --           $(0.18)      $16.22     41.51%
12/31/00          16.22        0.09          3.06          3.15       (0.14)          --            (0.14)       19.23     19.42
12/31/01          19.23        0.21         (0.49)        (0.28)      (0.07)        (1.22)          (1.29)       17.66     (1.01)
12/31/02          17.66        0.15          1.27          1.42       (0.16)        (0.95)          (1.11)       17.97      8.33
12/31/03          17.97        0.23          8.28          8.51       (0.15)        (0.16)          (0.31)       26.17     47.77
                                              Natural Resources Portfolio -- Class 2
07/09/01-
 12/31/01(3)     $19.46       $0.03        $(0.56)       $(0.53)     $(0.07)       $(1.22)         $(1.29)      $17.64     (2.31)%
12/31/02          17.64        0.11          1.29          1.40       (0.13)        (0.95)          (1.08)       17.96      8.24
12/31/03          17.96        0.19          8.27          8.46       (0.12)        (0.16)          (0.28)       26.14     47.49
                                              Natural Resources Portfolio -- Class 3
09/30/02-
 12/31/02(3)     $16.09       $0.01        $ 1.86        $ 1.87      $  --         $  --           $  --        $17.96     11.48%
12/31/03          17.96        0.13          8.30          8.43       (0.12)        (0.16)          (0.28)       26.11     47.30
                                                 Multi-Asset Portfolio -- Class 1
12/31/99         $13.49       $0.26        $ 1.28        $ 1.54      $(0.34)       $(2.11)         $(2.45)      $12.58     12.45%
12/31/00          12.58        0.27         (0.21)         0.06       (0.30)        (2.44)          (2.74)        9.90     (0.57)
12/31/01           9.90        0.20         (0.74)        (0.54)      (0.28)        (1.18)          (1.46)        7.90     (4.31)
12/31/02           7.90        0.13         (1.16)        (1.03)      (0.21)          --            (0.21)        6.66    (12.96)
12/31/03           6.66        0.11          1.00          1.11       (0.16)          --            (0.16)        7.61     16.87
                                            Strategic Multi-Asset Portfolio -- Class 1
12/31/99         $10.46       $0.24        $ 2.50        $ 2.74      $(0.17)       $(1.26)         $(1.43)      $11.77     28.15%
12/31/00          11.77        0.29         (0.85)        (0.56)      (0.26)        (1.60)          (1.86)        9.35     (5.61)
12/31/01           9.35        0.22         (1.08)        (0.86)      (0.44)        (1.43)          (1.87)        6.62     (7.36)
12/31/02           6.62        0.13         (0.95)        (0.82)      (0.05)          --            (0.05)        5.75    (12.41)
12/31/03           5.75        0.13          1.55          1.68       (0.07)          --            (0.07)        7.36     29.26

                                            RATIO OF NET
                 NET                         INVESTMENT
                ASSETS     RATIO OF            INCOME
                END OF     EXPENSES            (LOSS)           PORTFOLIO
   PERIOD       PERIOD    TO AVERAGE         TO AVERAGE         TURNOVER
    ENDED      (000'S)    NET ASSETS         NET ASSETS           RATE
-------------  ----------------------------------------------------------
                         Natural Resources Portfolio -- Class 1
12/31/99       $ 54,391      1.00%              0.97%               87%
12/31/00         71,625      0.92               0.53                85
12/31/01         71,144      0.90(5)            1.13(5)             48
12/31/02         87,637      0.89               0.79                58
12/31/03        114,435      0.87               1.15                46
                         Natural Resources Portfolio -- Class 2
07/09/01-
 12/31/01(3)   $    991      1.09%(4)(5)        0.46%(4)(5)         48%
12/31/02          7,143      1.05               0.64                58
12/31/03         14,046      1.02               0.97                46
                         Natural Resources Portfolio -- Class 3
09/30/02-
 12/31/02(3)   $    288      1.22%(4)           0.27%(4)            58%
12/31/03          6,201      1.11               0.68                46
                            Multi-Asset Portfolio -- Class 1
12/31/99       $129,442      1.08%              1.96%               41%
12/31/00        106,298      1.08               2.24                36
12/31/01         87,071      1.10(5)            2.18(5)             30
12/31/02         64,262      1.11(6)            1.82(6)             62
12/31/03         65,561      1.16               1.50                61
                       Strategic Multi-Asset Portfolio -- Class 1
12/31/99       $ 79,273      1.46%              2.42%              159%
12/31/00         61,771      1.18               2.61               165
12/31/01         49,059      1.21(5)            2.67(5)            179
12/31/02         36,914      1.25(6)            2.04(6)            161
12/31/03         43,407      1.27               2.04               156

---------------

(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class.
(4) Annualized.
(5) The ratio is net of custody credit of less than 0.01%.
(6) Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same.

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299 Los Angeles, California 90054-0299.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained, after payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
-  File No. 811-3836

                 ----------------------------------------------

                                   PROSPECTUS
                                  MAY 3, 2004
                 ----------------------------------------------

                      ANCHOR SERIES TRUST(CLASS 1 SHARES)

             --    Growth and Income Portfolio
             --    Growth Portfolio
             --    Capital Appreciation Portfolio
             --    Natural Resources Portfolio
             --    Multi-Asset Portfolio
             --    Strategic Multi-Asset Portfolio
             --    Money Market Portfolio
             --    Government and Quality Bond Portfolio

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS............................................      3

  Q&A.......................................................      3

EXPENSE SUMMARY.............................................     15

ACCOUNT INFORMATION.........................................     16

MORE INFORMATION ABOUT THE PORTFOLIOS.......................     18

  Investment Selection......................................     18

  Investment Strategies.....................................     18

GLOSSARY....................................................     22

  Investment Terminology....................................     22

  Risk Terminology..........................................     24

MANAGEMENT..................................................     26

  Information about the Investment Adviser..................     26

  Information about the Subadviser..........................     26

  Portfolio Management......................................     27

  Custodian, Transfer and Dividend Paying Agent.............     30

FINANCIAL HIGHLIGHTS........................................     31

FOR MORE INFORMATION........................................     34

                             Q&A
"CORE EQUITY SECURITIES" are stocks, primarily of well established companies, diversified by industry and company type that are selected based on their predictable or anticipated earnings growth and best relative value.

A "GROWTH" PHILOSOPHY -- that of investing in securities believed to offer the potential for capital appreciation -- focuses on securities of companies that are considered to have a historical record of an above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.

A "VALUE" PHILOSOPHY -- that of investing in securities believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength and generous dividend yields that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of Anchor Series Trust (the Trust) and to provide you with information about the Trust's nine separate investment series (Portfolios), eight of which are described in this Prospectus, and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," beginning on page 18, and the glossary that follows on page 22.

Q:  WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
    STRATEGIES?

A: Each Portfolio operates as a separate mutual fund with its own investment goal and a principal investment strategy for pursuing it. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles. The investment goal may not be changed without shareholder vote.


------------------------------------------------------------------------------------------------
                                       EQUITY PORTFOLIOS
------------------------------------------------------------------------------------------------
          PORTFOLIO                  INVESTMENT GOAL          PRINCIPAL INVESTMENT STRATEGY
------------------------------------------------------------------------------------------------
  GROWTH AND INCOME            high current income and        invests primarily (at least
  PORTFOLIO                    long-term capital              65%) in core equity securities
                               appreciation                   that provide the potential for
                                                              growth and offer income, such
                                                              as dividend-paying stocks
------------------------------------------------------------------------------------------------
  GROWTH PORTFOLIO             capital appreciation           invests primarily in core
                                                              equity securities that are
                                                              widely diversified by industry
                                                              and company
------------------------------------------------------------------------------------------------
  CAPITAL APPRECIATION         long-term capital              invests primarily in growth
  PORTFOLIO                    appreciation                   equity securities across a
                                                              wide range of industries and
                                                              companies, using a
                                                              wide-ranging and flexible
                                                              stock picking approach; may be
                                                              concentrated and will
                                                              generally have less
                                                              investments in large company
                                                              securities than the Growth
                                                              Portfolio
------------------------------------------------------------------------------------------------
  NATURAL RESOURCES            total return in excess of      using a value approach,
  PORTFOLIO                    the U.S. rate of inflation     invests primarily in equity
                               as represented by the          securities of U.S. or foreign
                               Consumer Price Index           companies that are expected to
                                                              provide favorable returns in
                                                              periods of rising inflation;
                                                              under normal circumstances, at
                                                              least 80% of net assets are
                                                              invested in securities related
                                                              to natural resources, such as
                                                              energy, metals, mining and
                                                              forest products
------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.

ASSET ALLOCATION is a varying combination, depending on market conditions and risk level, of stocks, bonds, money market instruments and other assets.

TOTAL RETURN is a measure of performance which combines all elements of return including income and capital appreciation; it represents the change in value of an investment over a given period expressed as a percentage of the initial investment.

FIXED INCOME PORTFOLIOS typically seek to provide high current income consistent with the preservation of capital by investing in fixed income securities.

INCOME is interest payments from bonds or dividends from stocks.

YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.

"HIGH-QUALITY" INSTRUMENTS have a very strong capacity to pay interest and repay principal; they reflect the issuers' high creditworthiness and low risk of default.

"NET ASSETS" will take into account borrowing for investment purposes.



------------------------------------------------------------------------------------------------
                                     ALLOCATION PORTFOLIOS
------------------------------------------------------------------------------------------------
          PORTFOLIO                  INVESTMENT GOAL          PRINCIPAL INVESTMENT STRATEGY
------------------------------------------------------------------------------------------------
  MULTI-ASSET PORTFOLIO        long-term total investment     actively allocates the
                               return consistent with         Portfolio's assets among
                               moderate investment risk       equity securities, investment
                                                              grade fixed income securities
                                                              and cash with less risk than
                                                              the Strategic Multi-Asset
                                                              Portfolio
------------------------------------------------------------------------------------------------
  STRATEGIC MULTI-ASSET        high long-term total           actively allocates the
  PORTFOLIO                    investment return              Portfolio's assets among
                                                              equity securities of U.S. and
                                                              foreign companies, large,
                                                              medium and small company
                                                              equity securities, global
                                                              fixed income securities
                                                              (including high-yield,
                                                              high-risk bonds) and cash with
                                                              more risk than the Multi-Asset
                                                              Portfolio
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------

                                    FIXED INCOME PORTFOLIOS
------------------------------------------------------------------------------------------------
          PORTFOLIO                  INVESTMENT GOAL          PRINCIPAL INVESTMENT STRATEGY
------------------------------------------------------------------------------------------------
  MONEY MARKET PORTFOLIO       current income consistent      invests in a diversified
                               with stability of principal    portfolio of money market
                                                              instruments maturing in 397
                                                              days or less and maintains a
                                                              dollar-weighted average
                                                              portfolio maturity of not more
                                                              than 90 days
------------------------------------------------------------------------------------------------
  GOVERNMENT AND QUALITY       relatively high current        invests, under normal
  BOND PORTFOLIO               income, liquidity and          circumstances, at least 80% of
                               security of principal          net assets in obligations
                                                              issued, guaranteed or insured
                                                              by the U.S. government, its
                                                              agencies or instrumentalities
                                                              and in high quality corporate
                                                              fixed income securities (rated
                                                              AA or better by Standard &
                                                              Poor's or Aa2 or better by
                                                              Moody's)
------------------------------------------------------------------------------------------------

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio, while the charts beginning on page 19 describe various additional risks.

    Risks of Investing in Equity Securities

    The GROWTH AND INCOME, GROWTH, CAPITAL APPRECIATION and NATURAL RESOURCES PORTFOLIOS invest primarily in equities. In addition, the MULTI-ASSET and STRATEGIC MULTI-ASSET PORTFOLIOS invest significantly in equities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the GROWTH AND INCOME, GROWTH and CAPITAL APPRECIATION PORTFOLIOS. In addition, individual stocks selected for any of these Portfolios may underperform the market generally. You should be aware that the performance of different types of equity stocks may perform well under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, or vice versa.

    Risks of Investing in Bonds

    The GOVERNMENT AND QUALITY BOND PORTFOLIO invests primarily in bonds. In addition, the MULTI-ASSET and STRATEGIC MULTI-ASSET PORTFOLIOS invest significantly in bonds. As a result, as with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in the bond market, movements in the bond market may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally.

    Risks of Investing in Junk Bonds

    The STRATEGIC MULTI-ASSET PORTFOLIO may invest in high yield, high risk bonds commonly known as "junk bonds," which are considered speculative. Junk bonds carry a substantial risk of default or of changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for the Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force the Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

    Risks of Investing in Money Market Securities

    You should be aware that an investment in the MONEY MARKET PORTFOLIO is subject to the risk that the value of its investments in high-quality short-term debt obligations (also known as "money market securities") may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal. You should also be aware that the return on an investment in the MONEY MARKET PORTFOLIO may not be the same as a return on an investment in a money market fund available directly to the public, even where gross yields are equivalent, due to fees at the contract level. Furthermore, although the Portfolio seeks to maintain a stable net asset value of $1.00 per share for purposes of purchases and redemptions, there can be no assurance that the net asset value will not vary.

    Risks of Investing Internationally

    All of the Portfolios may, and the STRATEGIC MULTI-ASSET and NATURAL RESOURCES PORTFOLIOS will, invest to varying degrees in foreign securities, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. The MONEY MARKET PORTFOLIO, however, may only invest in U.S. dollar-denominated foreign securities. Foreign investing presents special risks, particularly in certain emerging markets. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

    Risks of Investing in Smaller Companies

    Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the GROWTH, CAPITAL APPRECIATION, STRATEGIC MULTI-ASSET and NATURAL RESOURCES PORTFOLIOS.

    Risks of Investing in Natural Resources

    The NATURAL RESOURCES PORTFOLIO will be subject to certain risks specific to investing in the natural resources industry. Investments in securities related to precious metals and minerals are considered speculative. Prices of precious metals may fluctuate sharply over short time periods due to changes in inflation or expectations regarding inflation in various countries; metal sales by governments, central banks or international agencies; investment speculation; changes in industrial and commercial demand; and governmental prohibitions or restrictions on the private ownership of certain precious metals or minerals.

    In addition, the market price of securities that are tied into the market price of a natural resource will fluctuate on the basis of the natural resource. However, there may not be a perfect correlation between the movements of the asset-based security and the underlying natural resource asset. Further, these securities typically bear interest or pay dividends at below market rates, and in certain cases at nominal rates. The Portfolio's investments in natural resources securities exposes it to greater risk than a portfolio less concentrated in a group of related industries.

    Additional Principal Risks

    Shares of Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year and comparing the Portfolios' average annual returns to those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts or tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

--------------------------------------------------------------------------------

                          GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              GROWTH AND INCOME PORTFOLIO
                                                              ---------------------------
1994                                                                     -9.67%
1995                                                                     16.59%
1996                                                                     20.15%
1997                                                                     28.76%
1998                                                                     30.16%
1999                                                                     15.88%
2000                                                                     -6.70%
2001                                                                    -11.41%
2002                                                                    -24.31%
2003                                                                     26.18%

During the 10-year period shown in the bar chart, the highest return for a quarter was 20.28% (quarter ended 12/31/98) and the lowest return for a quarter was -17.38% (quarter ended 9/30/02).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE   PAST FIVE   PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                          YEAR       YEARS      YEARS
---------------------------------------------------------------------------------------------
 Growth and Income Portfolio Class 1                            26.18%     -1.77%      6.85%
---------------------------------------------------------------------------------------------
 S&P 500(R) Index(1)                                            28.67%     -0.57%     11.07%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

1 The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------

                                GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              GROWTH PORTFOLIO
                                                              ----------------
1994                                                                -4.72%
1995                                                                26.32%
1996                                                                25.05%
1997                                                                30.41%
1998                                                                28.96%
1999                                                                26.94%
2000                                                                -1.03%
2001                                                               -13.09%
2002                                                               -22.15%
2003                                                                29.94%

During the 10-year period shown in the bar chart, the highest return for a quarter was 23.93% (quarter ended 12/31/98) and the lowest return for a quarter was -17.43% (quarter ended 9/30/02).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE   PAST FIVE   PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                          YEAR       YEARS      YEARS
---------------------------------------------------------------------------------------------
 Growth Portfolio Class 1                                       29.94%      2.00%     10.82%
---------------------------------------------------------------------------------------------
 Russell 3000(R) Index(1)                                       31.06%      0.37%     10.78%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

1 The Russell 3000(R) Index is an unmanaged, weighted index of the 3,000 largest publicly traded companies by market capitalization in the United States and is broadly representative of the universe of potential securities in which the Portfolio may invest.

--------------------------------------------------------------------------------

                         CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              CAPITAL APPRECIATION PORTFOLIO
                                                              ------------------------------
1994                                                                       -3.80%
1995                                                                       34.57%
1996                                                                       25.14%
1997                                                                       25.43%
1998                                                                       22.20%
1999                                                                       67.58%
2000                                                                       -7.47%
2001                                                                      -12.61%
2002                                                                      -22.66%
2003                                                                       32.27%

During the 10-year period shown in the bar chart, the highest return for a quarter was 39.01% (quarter ended 12/31/99) and the lowest return for a quarter was -22.41% (quarter ended 9/30/01).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE   PAST FIVE   PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                          YEAR       YEARS      YEARS
---------------------------------------------------------------------------------------------
 Capital Appreciation Portfolio Class 1                         32.27%      6.75%     13.16%
---------------------------------------------------------------------------------------------
 Russell 3000(R) Growth Index(1)                                30.97%     -4.69%      8.81%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

1 The Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Growth or the Russell 2000(R) Growth Indices.

--------------------------------------------------------------------------------

                          NATURAL RESOURCES PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              NATURAL RESOURCES PORTFOLIO
                                                              ---------------------------
1994                                                                      1.01%
1995                                                                     17.46%
1996                                                                     14.11%
1997                                                                     -8.59%
1998                                                                    -17.33%
1999                                                                     41.51%
2000                                                                     19.42%
2001                                                                     -1.01%
2002                                                                      8.33%
2003                                                                     47.77%

During the 10-year period shown in the bar chart, the highest return for a quarter was 23.74% (quarter ended 12/31/03) and the lowest return for a quarter was -17.46% (quarter ended 12/31/97).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE   PAST FIVE   PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                          YEAR       YEARS      YEARS
---------------------------------------------------------------------------------------------
 Natural Resources Portfolio Class 1                            47.77%     21.77%     10.60%
---------------------------------------------------------------------------------------------
 S&P 500(R) Index(1)                                            28.67%     -0.57%     11.07%
---------------------------------------------------------------------------------------------
 MSCI/S&P World Metals & Mining(2)                              67.91%     15.27%       N/A
---------------------------------------------------------------------------------------------
 MSCI/S&P World Oil & Gas(2)                                    27.72%      8.17%       N/A
---------------------------------------------------------------------------------------------
 MSCI/S&P World Energy Equipment & Services(2)                  17.25%      7.10%       N/A
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

1 The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

2 The Morgan Stanley Capital International (MSCI)/S&P World Metals & Mining Index consists of companies conducting business in the following industries: aluminum, diversified metals and mining, gold, precious metals and minerals and steel.

   The MSCI/S&P World Oil & Gas is comprised of integrated oil companies engaged in the exploration, production, refinement, transportation, distribution, and marketing of oil and gas products.

   The MSCI/S&P World Energy, Equipment & Services is comprised of manufacturers of oil rigs and drilling equipment, and providers of drilling services and manufacturers of equipment for and providers of services to the oil and gas industry, including seismic data collection services.

--------------------------------------------------------------------------------

                             MULTI-ASSET PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              MULTI-ASSET PORTFOLIO
                                                              ---------------------
1994                                                                  -1.68%
1995                                                                  24.94%
1996                                                                  13.87%
1997                                                                  21.12%
1998                                                                  24.47%
1999                                                                  12.45%
2000                                                                  -0.57%
2001                                                                  -4.31%
2002                                                                 -12.96%
2003                                                                  16.87%

During the 10-year period shown in the bar chart, the highest return for a quarter was 12.98% (quarter ended 12/31/98) and the lowest return for a quarter was -9.17% (quarter ended 9/30/02).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE   PAST FIVE   PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                          YEAR       YEARS      YEARS
---------------------------------------------------------------------------------------------
 Multi-Asset Portfolio Class 1                                  16.87%      1.71%      8.66%
---------------------------------------------------------------------------------------------
 S&P 500(R) Index(1)                                            28.67%     -0.57%     11.07%
---------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Bond Index(2)                    4.10%      6.62%      6.95%
---------------------------------------------------------------------------------------------
 Custom Index(3)                                                18.30%      2.50%      9.60%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

1 The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in small companies.

2 The Lehman Brothers U.S. Aggregate Bond Index combines several Lehman Brothers indexes which include the government and corporate markets, agency mortgage pass-through securities, and asset-backed securities.

3 Custom Index consists of 60% S&P 500(R), 35% Lehman Brothers U.S. Aggregate Bond Index and 5% 3-month T-bill. The Portfolio believes that the Custom Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Custom Index are intended to approximate the allocation of the Portfolio's assets, but at any given time may not be indicative of the actual allocation of Portfolio assets among market sectors or types of investments.

--------------------------------------------------------------------------------

                        STRATEGIC MULTI-ASSET PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              STRATEGIC MULTI-ASSET PORTFOLIO
                                                              -------------------------------
1994                                                                       -2.58%
1995                                                                       22.77%
1996                                                                       14.81%
1997                                                                       14.32%
1998                                                                       15.21%
1999                                                                       28.15%
2000                                                                       -5.61%
2001                                                                       -7.36%
2002                                                                      -12.41%
2003                                                                       29.26%

During the 10-year period shown in the bar chart, the highest return for a quarter was 16.65% (quarter ended 12/31/99) and the lowest return for a quarter was -12.97% (quarter ended 9/30/02).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE   PAST FIVE   PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                          YEAR       YEARS      YEARS
---------------------------------------------------------------------------------------------
 Strategic Multi-Asset Portfolio Class 1                       29.26%       4.87%      8.66%
---------------------------------------------------------------------------------------------
 MSCI AC World Free USD Index(1)                               34.63%       0.02%      7.15%
---------------------------------------------------------------------------------------------
 Citigroup World Gov't Bond Index(2)                            1.90%       5.55%      7.11%
---------------------------------------------------------------------------------------------
 Custom Index(3)                                               22.37%       2.17%      7.28%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

1 The MSCI All Country (AC) World Free USD Index is a free-float adjusted market capitalization index that is designed to measure equity performance in the global developed and emerging markets and in 49 global and developed markets. MSCI uses an arbitrary sampling of stocks and aims to capture 85% of the total market capitalization at both the country and industry levels.

2 The Citigroup World Government Bond -- (U.S.$ Hedged) Index is a market capitalization weighted, total return benchmark designed to cover 19 investment grade country bond markets.

3 The Custom Index consists of 65% Morgan Stanley Capital International (MSCI) AC World Free USD Index, 30% Citigroup World Government Bond Index (as described in footnotes 1 and 2, respectively), and 5% 3-month T-bill. The Custom Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Custom Index are intended to approximate the allocation of the Portfolio's assets, but at any given time may not be indicative of the actual allocation of Portfolio assets among market sectors or types of investments.

--------------------------------------------------------------------------------

                             MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              MONEY MARKET PORTFOLIO
                                                              ----------------------
1994                                                                    3.80%
1995                                                                    5.60%
1996                                                                    5.00%
1997                                                                    5.10%
1998                                                                    5.10%
1999                                                                    4.69%
2000                                                                    5.95%
2001                                                                    3.71%
2002                                                                    1.08%
2003                                                                    0.31%

During the 10-year period shown in the bar chart, the highest return for a quarter was 1.52% (quarter ended 12/31/00) and the lowest return for a quarter was 0.03% (quarter ended 12/31/03).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                        PAST ONE    PAST FIVE    PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                           YEAR        YEARS       YEARS
------------------------------------------------------------------------------------------------
 Money Market Portfolio Class 1                                  0.31%       3.12%        4.02%
------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

--------------------------------------------------------------------------------

                     GOVERNMENT AND QUALITY BOND PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              GOVERNMENT AND QUALITY BOND PORTFOLIO
                                                              -------------------------------------
1994                                                                          -3.07%
1995                                                                          19.42%
1996                                                                           2.89%
1997                                                                           9.53%
1998                                                                           9.18%
1999                                                                          -1.65%
2000                                                                          11.35%
2001                                                                           6.93%
2002                                                                           9.33%
2003                                                                           2.50%

During the 10-year period shown in the bar chart, the highest return for a quarter was 6.44% (quarter ended 6/30/95) and the lowest return for a quarter was -3.09% (quarter ended 3/31/94).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                         PAST ONE    PAST FIVE    PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                            YEAR        YEARS       YEARS
-------------------------------------------------------------------------------------------------
 Government and Quality Bond Portfolio Class 1                    2.50%       5.58%        6.46%
-------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate A or Better Index (effective
   May 1, 2004)(1)                                                3.33%       6.54%        6.89%
-------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Bond Index (prior to May 1,
   2004)(2)                                                       4.10%       6.62%        6.95%
-------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

1 Effective May 1, 2004, the benchmark has changed to the Lehman Brothers U.S. Aggregate A or Better Index because it more closely corresponds with the Investments permitted in the Portfolio's guidelines. The Lehman Brothers U.S. Aggregate A or Better Index is a subset of the Lehman Brothers Aggregate Index, and indices, government and corporate markets, agency mortgage pass-through securities, and asset-backed securities. However, the Lehman Brothers U.S. Aggregate A or Better Index excludes BBB bonds.

2 The Lehman Brothers U.S. Aggregate Bond Index combines several Lehman Brothers indices which include the government and corporate Bonds, agency mortgage pass-through securities, and asset-backed securities. However, the Portfolio is restricted from investing in certain segments of the Index, specifically lower quality corporate bonds.

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay on Class 1 shares if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                          GROWTH                    CAPITAL        NATURAL
                        AND INCOME    GROWTH      APPRECIATION    RESOURCES
                        PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO
                        ----------   ---------    ------------    ---------
                         Class 1      Class 1       Class 1        Class 1
                        ----------   ---------    ------------    ---------
Management Fees.......     0.70%       0.69%          0.70%         0.75%
Other Expenses........     0.46%       0.05%          0.06%         0.11%
Total Annual Portfolio
  Operating
  Expenses............     1.16%       0.74%          0.76%         0.86%

                                        STRATEGIC      MONEY       GOVERNMENT
                         MULTI-ASSET   MULTI-ASSET    MARKET      AND QUALITY
                          PORTFOLIO     PORTFOLIO    PORTFOLIO   BOND PORTFOLIO
                         -----------   -----------   ---------   --------------
                           Class 1       Class 1      Class 1       Class 1
                         -----------   -----------   ---------   --------------
Management Fees.......      1.00%         1.00%        0.50%          0.55%
Other Expenses........      0.16%         0.27%        0.44%          0.05%
Total Annual Portfolio
  Operating
  Expenses............      1.16%         1.27%        0.94%          0.60%

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract Prospectus for information on such charges. Your actual costs may be higher or lower, based on the assumptions, your costs would be:

                                                                1         3         5         10
                                                               YEAR     YEARS     YEARS     YEARS
                                                              ------   -------   -------   --------
Growth and Income Portfolio.................................   $118     $368      $638      $1,409

Growth Portfolio............................................   $ 77     $240      $417      $  930

Capital Appreciation Portfolio..............................   $ 79     $246      $428      $  954

Natural Resources Portfolio.................................   $ 89     $278      $482      $1,073

Multi-Asset Portfolio.......................................   $118     $368      $638      $1,409

Strategic Multi-Asset Portfolio.............................   $129     $403      $697      $1,534

Money Market Portfolio......................................   $ 96     $300      $520      $1,155

Government and Quality Bond Portfolio.......................   $ 61     $192      $335      $  750

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Class 1 shares of each Portfolio are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (Variable Contracts) offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp. (SAAMCo). All shares of the Trust are owned by "Separate Accounts" of the life insurance companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the life insurance companies. Class 1 shares of the Portfolios, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus. Class 2 and 3 shares are offered through a separate prospectus. In addition, not all Portfolios are available to all contract owners.

You should be aware that the contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. Certain Portfolios may not be available in connection with a particular contract. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

The life insurance companies are under common control with, and therefore are affiliated with, the Trust's investment adviser and manager, SAAMCo. The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts other than those offered by life insurance companies affiliated with SAAMCo. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

TRANSACTION POLICIES

VALUATION OF SHARES The net asset value per share (NAV) for each Portfolio and class, other than the MONEY MARKET PORTFOLIO, is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of Class 1 shares by the number of such class's outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. The Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. Securities held by the MONEY MARKET PORTFOLIO are valued on an amortized cost method which approximates fair market value.

Certain Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios' shares may change on days when the Trust is not open for purchases or redemptions.

BUY AND SELL PRICES The Separate Accounts buy and sell shares of a Portfolio for NAV, without any sales or other charges.

EXECUTION OF REQUESTS The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust's close of business (generally, 4:00 p.m., Eastern time), the order will receive that day's closing price. If the order is received after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS Each Portfolio, except for the Money Market Portfolio, annually declares and distributes substantially all of its net investment income in the form of dividends. The Money Market Portfolio declares daily and distributes monthly, substantially all of its net investment income in the form of dividends. Distributions from net realized gains, if any, are paid annually for all Portfolios.

DISTRIBUTION REINVESTMENTS The dividends and distributions, if any, will be automatically reinvested in additional shares of the same Portfolio on which they were paid.

TAXABILITY OF A PORTFOLIO Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT SELECTION

Each Portfolio, other than the Multi-Asset and Strategic Multi-Asset Portfolios, buys and sells securities based on bottom-up investment analysis and individual security selection, with an aim to uncover opportunities with potential for price appreciation. A bottom-up investment approach searches for outstanding performance of individual stocks before considering the impact of economic or industry trends. Each Portfolio is managed using a proprietary fundamental analysis in order to select securities which are deemed to be consistent with the Portfolio's investment objective and are priced attractively. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.

The Multi-Asset and Strategic Multi-Asset Portfolios employ both a bottom-up and a top-down analysis in its investment approach. On an individual security basis, a Portfolio buys and sells securities based on bottom up investment analysis, with an aim to uncover opportunities with potential for price appreciation. A bottom-up investment approach searches for outstanding performance of individual stocks before considering the impact of economic or industry trends. Each Portfolio is managed using a proprietary fundamental analysis in order to select securities which are deemed to be consistent with the Portfolio's investment objective and are priced attractively. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. In addition, each Portfolio is managed using a proprietary top-down macro analysis for asset allocation among its different asset classes, countries, sectors and styles. Top-down macro analysis involves the assessment of such factors as trends in economic growth, inflation and the capital market environment.

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the charts beginning on page 3. The charts provided below summarize information about each Portfolio's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in a Portfolio through one of the Variable Contracts.


-----------------------------------------------------------------------------------------------------------------------
                                                   EQUITY PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------
                       GROWTH AND INCOME             GROWTH           CAPITAL APPRECIATION     NATURAL RESOURCES
-----------------------------------------------------------------------------------------------------------------------
 What are the        - Equity securities:    - Equity securities:    - Equity securities:    - Equity securities:
 Portfolio's           - large-cap stocks      - large-cap stocks      - large-cap stocks      - large-cap stocks
 principal             - mid-cap stocks        - mid-cap stocks        - mid-cap stocks        - mid-cap stocks
 investments?                                  - small-cap stocks      - small-cap stocks      - small-cap stocks
                                                                                               - foreign equity
                                                                                                 securities
                                                                                                 including ADRs,
                                                                                                 EDRs, or GDRs
-----------------------------------------------------------------------------------------------------------------------
 What other types    - Equity securities:    - Equity securities:    - Equity securities:    - Equity securities:
 of investments or     - foreign equity        - foreign equity        - foreign equity        - rights
 strategies may the      securities              securities              securities            - warrants
 Portfolio use to a      including ADRs,         including ADRs,         including ADRs,     - Fixed income
 significant             EDRs or GDRs (up        EDRs or GDRs (up        EDRs or GDRs (up      securities:
 extent?                 to 20%)                 to 25%)                 to 25%)               - preferred stocks
                       - convertible
                         securities (up to
                         20% in below
                         investment grade
                         convertible
                         securities)
                       - small-cap stocks
                     - Fixed income
                       securities (up to
                       35% of total assets
                       including short-
                       term investments)
                       - U.S. government
                         securities
                       - asset-backed and
                         mortgage-backed
                         securities
                       - high quality
                         foreign government
                         bonds
                       - investment grade
                         corporate bonds
                     - Short-term
                       investments
-----------------------------------------------------------------------------------------------------------------------
 What other types    - Currency              - Currency              - Currency              - Borrowing for
 of investments may    transactions            transactions            transactions            temporary or
 the Portfolio use   - Borrowing for         - Borrowing for         - Borrowing for           emergency purposes
 as part of            temporary or            temporary or            temporary or            (up to 20%)
 efficient             emergency purposes      emergency purposes      emergency purposes    - Currency
 portfolio             (up to 10%)             (up to 10%)             (up to 10%)             transactions
 management or to    - Illiquid securities   - Illiquid securities   - Illiquid securities   - Options and futures
 enhance return?       (up to 10%)             (up to 10%)             (up to 10%)           - Forward commitments
                     - Forward commitments   - Forward commitments   - Forward commitments   - Defensive
                     - When-issued/delayed   - When-issued/delayed   - When-issued/delayed     investments
                       delivery                delivery                delivery              - Illiquid securities
                       transactions            transactions            transactions            (up to 10%)
                     - Defensive             - Defensive             - Defensive             - When-issued/delayed
                       investments             investments             investments             delivery
                     - Special situations    - Special situations    - Special situations      transactions
                     - Options and futures   - Options and futures   - Options and futures   - Special situations
                     - Rights and warrants   - Rights and warrants   - Rights and warrants   - REITs
                                             - Convertible           - Convertible
                                               securities (up to       securities (up to
                                               20%)                    20%)
-----------------------------------------------------------------------------------------------------------------------
 What risks          - Market volatility     - Market volatility     - Market volatility     - Foreign exposure
 normally affect     - Securities selection  - Securities selection  - Securities selection  - Emerging markets
 the Portfolio?      - Active trading        - Small and medium      - Growth stocks         - Market volatility
                     - Hedging                 sized companies       - Small and medium      - Small and medium
                     - Growth stocks         - Active trading          sized companies         sized companies
                                             - Hedging               - Active trading        - Natural resources
                                             - Growth stocks         - Hedging                 sector
                                                                     - Currency volatility   - Securities selection
                                                                     - Foreign exposure      - Active trading
                                                                                             - Hedging
                                                                                             - Currency volatility
-----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
                                                  ASSET ALLOCATION PORTFOLIOS
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                  STRATEGIC
                                                                                                 MULTI-ASSET
                                                    MULTI-ASSET
--------------------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's           - Equity securities:                         - Equity securities:
 principal investments?               - large-cap stocks                           - large-cap stocks
                                      - mid-cap stocks                             - mid-cap stocks
                                      - convertible securities                     - small-cap stocks
                                    - Fixed income securities:                     - foreign equity securities including
                                      - U.S. government securities                   ADRs, EDRs or GDRs
                                      - asset-backed and mortgage-backed           - convertible securities
                                        securities                               - Fixed-income securities:
                                      - investment grade fixed income              - U.S. government securities
                                        securities                                 - foreign fixed income securities
                                      - non-convertible preferred stocks           - asset backed and mortgage backed
                                    - Short-term investments                         securities
                                                                                   - corporate bonds
                                                                                   - junk bonds
                                                                                   - preferred stocks
                                                                                 - Short-term investments
--------------------------------------------------------------------------------------------------------------------------------
 What other types of investments    - Equity securities:                         - Equity securities:
 or strategies may the Portfolio      - rights                                     - rights
 use to a significant extent?         - warrants                                   - warrants
                                      - small-cap stocks                         - Currency transactions
                                    - Fixed income securities:
                                      - zero coupon bonds
                                    - Foreign securities
--------------------------------------------------------------------------------------------------------------------------------
 What other types of investments    - Borrowing for temporary or emergency       - Borrowing for temporary or emergency
 may the Portfolio use as part of     purposes (up to 10%)                         purposes (up to 10%)
 efficient portfolio management or  - Options and futures                        - Options and futures
 to enhance return?                 - Forward commitments                        - Forward commitments
                                    - Defensive investments                      - Defensive investments
                                    - Special situations                         - Special situations
                                    - Illiquid securities (up to 10%)            - Illiquid securities (up to 10%)
                                    - When-issued/delayed delivery transactions  - When-issued/delayed delivery transactions
--------------------------------------------------------------------------------------------------------------------------------
 What risks normally affect the     - Market volatility                          - Market volatility
 Portfolio?                         - Securities selection                       - Securities selection
                                    - Interest rate fluctuations                 - Growth stocks
                                    - Hedging                                    - Small and medium sized companies
                                    - Active trading                             - Interest rate fluctuations
                                    - Prepayment                                 - Hedging
                                                                                 - Active trading
                                                                                 - Credit quality
                                                                                 - Foreign exposure
                                                                                 - Currency volatility
                                                                                 - Prepayment
--------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                               FIXED INCOME PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------
                                      MONEY MARKET                                  GOVERNMENT AND
                                                                                     QUALITY BOND
----------------------------------------------------------------------------------------------------------------------
 What are the         - Short-term investments                       - Fixed income securities:
 Portfolio's            - U.S. and foreign                             - U.S. government securities
 principal                                                             - high quality corporate bonds
 investments?                                                          - mortgage backed and asset backed
                                                                         securities
----------------------------------------------------------------------------------------------------------------------
 What other types of  N/A                                            - Fixed-income securities:
 investments or                                                        - corporate bonds rated as low as "A" (up
 strategies may the                                                      to 20%)
 Portfolio use to a                                                    - foreign fixed income securities (U.S.
 significant extent?                                                     dollar denominated)
----------------------------------------------------------------------------------------------------------------------
 What other types of  - Borrowing for temporary or emergency         - Borrowing for temporary or emergency
 investments may the    purposes (up to 10%)                           purposes (up to 10%)
 Portfolio use as     - Illiquid securities (up to 10%)              - Illiquid securities (up to 10%)
 part of efficient    - Forward commitments                          - Forward commitments
 portfolio            - When-issued/delayed delivery transactions    - When-issued/delayed delivery transactions
 management or to                                                    - Defensive investments
 enhance return?                                                     - Zero coupon bonds
                                                                     - Currency transactions
                                                                     - Futures
                                                                     - Special situations
                                                                     - Rights and warrants
----------------------------------------------------------------------------------------------------------------------
 What risks normally  - Securities selection                         - Market volatility
 affect the           - Interest rate fluctuations                   - Securities selection
 Portfolio?           - Active trading                               - Interest rate fluctuations
                                                                     - Active trading
                                                                     - Hedging
                                                                     - Credit quality
                                                                     - Prepayment
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by a Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost a Portfolio interest expense and other fees. Borrowing may exaggerate changes in a Portfolio's net asset value and the cost may reduce a Portfolio's return.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance return.

DEFENSIVE INVESTMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company. Generally, large-cap stocks will include companies that fall within the range of the Russell 1000(R) Index, mid-cap stocks will include companies that fall within the capitalization range of the Russell Mid Cap(R) Index, and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index.

       Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

FIRM COMMITMENT AGREEMENTS and WHEN-ISSUED or DELAYED-DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed-upon price on a specified future date. At the time of delivery of the securities, the value may be more or less than the purchase price.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - CORPORATE DEBT INSTRUMENTS (bonds, notes and debentures) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Adviser or Subadviser). The two best-known debt rating agencies are S&P and Moody's Investors Service, Inc. (Moody's). INVESTMENT GRADE refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, collateralized mortgage obligations, commercial mortgage-backed securities, and ASSET-BACKED SECURITIES.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

     - ZERO-COUPON BONDS are debt obligations issued or purchased at a significant discount from face value. Certain zero coupon bonds (DISCOUNT BONDS) also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICs), American Depositary Receipts
(ADRs) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). An EMERGING MARKET country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Adviser or Subadviser.

FORWARD COMMITMENTS are commitments to purchase or sell securities at a future date. A Portfolio purchasing a forward commitment assumes the risk of any decline in value of the securities beginning on the date of the agreement. Similarly, a Portfolio selling such securities does not participate in further gains or losses on the date of the agreement.

ILLIQUID/RESTRICTED SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price.

REITs (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the REIT.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities may provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses without having to sell other portfolio securities.

A SPECIAL SITUATION arises when, in the opinion of the Subadviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each of the last five fiscal years.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar denominated securities.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as

U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. An improper hedge could also reduce gains or cause losses.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Portfolio may exhibit price characteristics of longer-term debt securities.

NATURAL RESOURCES SECTOR: The value of equity investments in the natural resources sector will fluctuate based on a number of factors, including: market conditions generally; the market for the particular natural resource in which the issuer is involved; events of nature; and international politics.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations (particularly under $1.35 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INFORMATION ABOUT THE INVESTMENT ADVISER

AIG SUNAMERICA ASSET MANAGEMENT CORP. (SAAMCo) serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo oversees the Subadviser, provides various administrative services and supervises the daily business affairs of each Portfolio. SAAMCo, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311-4992, is a corporation organized under the laws of the state of Delaware, and managed, advised or administered assets in excess of $40.7 billion as of December 31, 2003. In addition to serving as investment adviser and manager to the Trust, SAAMCo serves as adviser, manager and/or administrator for Seasons Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

For the fiscal year ended December 31, 2003, each Portfolio paid SAAMCo a fee equal to the following percentage of average daily net assets:

                         PORTFOLIO                            FEE
                         ---------                            ----
Growth and Income Portfolio.................................  0.70%
Growth Portfolio............................................  0.69%
Capital Appreciation Portfolio..............................  0.70%
Natural Resources Portfolio.................................  0.75%
Multi-Asset Portfolio.......................................  1.00%
Strategic Multi-Asset Portfolio.............................  1.00%
Money Market Portfolio......................................  0.50%
Government and Quality Bond Portfolio.......................  0.55%

INFORMATION ABOUT THE SUBADVISER

WELLINGTON MANAGEMENT COMPANY, LLP (Wellington Management) Wellington Management is a Massachusetts limited liability partnership. The principal business address of Wellington is 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. As of December 31, 2003, Wellington Management managed approximately $394 billion of client assets in a broad range of investment styles for mutual fund sponsors and other institutional investors.

SAAMCo compensates Wellington Management out of the advisory fees that it receives from the respective Portfolios. SAAMCo may terminate the agreement with Wellington Management without shareholder approval.

PORTFOLIO MANAGEMENT

The primary investment manager(s) and/or management team for each Portfolio is set forth in the following table:


---------------------------------------------------------------------------------------------------------------
                                                    NAME AND TITLE OF
       PORTFOLIO             SUBADVISER             PORTFOLIO MANAGER                    EXPERIENCE
                                                 (AND/OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------
 GROWTH AND INCOME         Wellington       - Matthew E. Megargel, CFA           Mr. Megargel has served as
 PORTFOLIO                 Management         Senior Vice President              the portfolio manager for
                                                                                 the Portfolio since 1998.
                                                                                 He joined Wellington
                                                                                 Management in 1983 as a
                                                                                 Global Industry Analyst.
                                                                                 He also manages the Growth
                                                                                 Portfolio and the
                                                                                 Multi-Asset Portfolio (see
                                                                                 below).
---------------------------------------------------------------------------------------------------------------
 GROWTH PORTFOLIO          Wellington       - Matthew E. Megargel, CFA           Mr. Megargel has served as
                           Management         Senior Vice President              the portfolio manager for
                                                                                 the Portfolio since 1995.
                                                                                 Mr. Megargel also manages
                                                                                 the Multi-Asset Portfolio
                                                                                 and Growth and Income
                                                                                 Portfolio.
                                            -------------------------------------------------------------------
                                            - Jeffrey L. Kripke                  Mr. Kripke joined
                                              Vice President                     Wellington Management in
                                                                                 February 2001. Prior to
                                                                                 Wellington, Mr. Kripke was
                                                                                 an Associate Portfolio
                                                                                 Manager at Merrill Lynch
                                                                                 Asset Management from
                                                                                 1999-2001. Previous
                                                                                 experience included
                                                                                 positions with Morgan
                                                                                 Stanley Asset Management
                                                                                 (1997-1998) and Prudential
                                                                                 Securities.
                                            -------------------------------------------------------------------
                                            - Francis C. Boggan, CFA             Mr. Boggan joined
                                              Vice President                     Wellington Management in
                                                                                 January 2001. Prior to
                                                                                 joining Wellington, Mr.
                                                                                 Boggan was a Managing
                                                                                 Director of Palladian
                                                                                 Capital Management in Los
                                                                                 Angeles (1998-2000).
                                                                                 Previous experience
                                                                                 included investment
                                                                                 management positions with
                                                                                 the Pioneer Group, Inc.
                                                                                 (1991-1998) and Farmer's
                                                                                 Group, Inc. (1981-1991).
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                    NAME AND TITLE OF
       PORTFOLIO             SUBADVISER             PORTFOLIO MANAGER                    EXPERIENCE
                                                 (AND/OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------
 CAPITAL APPRECIATION      Wellington       - Robert D. Rands, CFA               Mr. Rands has served as
 PORTFOLIO                 Management         Senior Vice President              the portfolio manager for
                                                                                 the Portfolio since its
                                                                                 inception in 1987. He
                                                                                 joined Wellington
                                                                                 Management in 1978 as a
                                                                                 special situations
                                                                                 analyst. Mr. Rands also
                                                                                 manages the Strategic
                                                                                 Multi-Asset Portfolio (see
                                                                                 below).
                                            -------------------------------------------------------------------
                                            - Steven C. Angeli, CFA              Mr. Angeli has served as
                                              Senior Vice President              the assistant portfolio
                                                                                 manager for the Portfolio
                                                                                 since 1998. He joined
                                                                                 Wellington Management as a
                                                                                 research analyst in 1994.
---------------------------------------------------------------------------------------------------------------
 NATURAL RESOURCES         Wellington       - James A. Bevilacqua                Prior to becoming
 PORTFOLIO                 Management         Senior Vice President              portfolio manager in 2003
                                                                                 Mr. Bevilacqua was the
                                                                                 assistant portfolio
                                                                                 manager of the Portfolio
                                                                                 from 1998-2002. He joined
                                                                                 Wellington Management as
                                                                                 an analyst in 1994.
                                            -------------------------------------------------------------------
                                            - Karl E. Bandtel                    Mr. Bandtel has served as
                                              Senior Vice President              portfolio manager since
                                                                                 2004. He joined Wellington
                                                                                 Management in 1990 and
                                                                                 became a portfolio manager
                                                                                 in 1992.
---------------------------------------------------------------------------------------------------------------
 MULTI-ASSET PORTFOLIO     Wellington       - John C. Keogh                      Mr. Keogh has served as
                           Management         Senior Vice President              portfolio manager for the
                                                                                 Portfolio since 1994. Mr.
                                                                                 Keogh also serves as
                                                                                 portfolio manager for the
                                                                                 Government and Quality
                                                                                 Bond Portfolio (see
                                                                                 below).
                                            -------------------------------------------------------------------
                                            - Matthew E. Megargel, CFA           Mr. Megargel has served as
                                              Senior Vice President              portfolio manager for the
                                                                                 Portfolio since 1998. Mr.
                                                                                 Megargel also serves as
                                                                                 portfolio manager for the
                                                                                 Growth Portfolio and
                                                                                 Growth and Income
                                                                                 Portfolio (see above).
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                    NAME AND TITLE OF
       PORTFOLIO             SUBADVISER             PORTFOLIO MANAGER                    EXPERIENCE
                                                 (AND/OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------
 MULTI-ASSET PORTFOLIO                      - Scott M. Elliott                   Mr. Elliott has served as
 (CONTINUED)                                  Senior Vice President              portfolio manager for the
                                                                                 Portfolio beginning in
                                                                                 2002 and is responsible
                                                                                 for asset allocation. Mr.
                                                                                 Elliott joined Wellington
                                                                                 Management in 1994. He
                                                                                 also manages the Strategic
                                                                                 Multi-Asset Portfolio (see
                                                                                 below).
---------------------------------------------------------------------------------------------------------------
 STRATEGIC MULTI-ASSET     Wellington       - Trond Skramstad                    Mr. Skramstad has been
 PORTFOLIO                 Management         Senior Vice President              responsible for managing
                                                                                 the Portfolio since 1994
                                                                                 and is Chairman of
                                                                                 Wellington Management's
                                                                                 Global Equity Strategy
                                                                                 Group and Director of
                                                                                 International Equities.
                                            -------------------------------------------------------------------
                                            - Robert L. Evans                    Mr. Evans has served as
                                              Senior Vice President              portfolio manager for the
                                                                                 Portfolio since 1998. He
                                                                                 joined Wellington
                                                                                 Management in 1995 as a
                                                                                 portfolio manager.
                                            -------------------------------------------------------------------
                                            - Robert D. Rands, CFA               Mr. Rands has served as
                                              Senior Vice President              portfolio manager for the
                                                                                 Portfolio since 1994. Mr.
                                                                                 Rands also manages the
                                                                                 Capital Appreciation
                                                                                 Portfolio (see above).
                                            -------------------------------------------------------------------
                                            - Scott M. Elliott                   Mr. Elliott has served as
                                              Senior Vice President              portfolio manager for the
                                                                                 Portfolio since 2001 and
                                                                                 is responsible for asset
                                                                                 allocation and currency
                                                                                 management. Mr. Elliott
                                                                                 joined Wellington
                                                                                 Management in 1994. He
                                                                                 also manages the
                                                                                 Multi-Asset Portfolio (see
                                                                                 above).
---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
                                                    NAME AND TITLE OF
       PORTFOLIO             SUBADVISER             PORTFOLIO MANAGER                    EXPERIENCE
                                                 (AND/OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------
 MONEY MARKET PORTFOLIO    Wellington       - Timothy E. Smith                   Mr. Smith has served as
                           Management         Vice President                     the portfolio manager for
                                                                                 the Portfolio since 1997.
                                                                                 He joined Wellington
                                                                                 Management in 1992 as an
                                                                                 investment professional.
---------------------------------------------------------------------------------------------------------------
 GOVERNMENT AND QUALITY    Wellington       - John C. Keogh                      Mr. Keogh has served as
 BOND PORTFOLIO            Management         Senior Vice President              the portfolio manager for
                                                                                 the Portfolio since 1994.
                                                                                 He joined Wellington
                                                                                 Management as a portfolio
                                                                                 manager in 1983. Mr. Keogh
                                                                                 also manages the
                                                                                 Multi-Asset Portfolio (see
                                                                                 above).
---------------------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following Financial Highlights tables for Class 1 shares of each Portfolio are intended to help you understand the Portfolio's financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's Annual Report to shareholders, which is available upon request.

                                       NET                     DIVIDENDS   DISTRIBUTIONS
                          NET        REALIZED       TOTAL      DECLARED      FROM NET                       NET
           NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL       ASSET
             VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS     VALUE
 PERIOD    BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND        END OF     TOTAL
 ENDED     OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS   PERIOD   RETURN(2)
-----------------------------------------------------------------------------------------------------------------------------
                                              Money Market Portfolio -- Class 1
12/31/99    $ 1.00       $0.05        $  --         $ 0.05      $(0.05)       $  --           $(0.05)      $ 1.00      4.69%
12/31/00      1.00        0.06           --           0.06       (0.06)          --            (0.06)        1.00      5.95
12/31/01      1.00        0.04           --           0.04       (0.04)          --            (0.04)        1.00      3.70
12/31/02      1.00        0.01           --           0.01       (0.01)          --            (0.01)        1.00      1.08
12/31/03      1.00        0.00           --           0.00        0.00           --             0.00         1.00      0.31
                                      Government and Quality Bond Portfolio -- Class 1
12/31/99    $14.64       $0.78        $(1.02)       $(0.24)     $(0.51)       $(0.21)         $(0.72)      $13.68     (1.65)%
12/31/00     13.68        0.82          0.70          1.52       (0.75)          --            (0.75)       14.45     11.35
12/31/01     14.45        0.76          0.24          1.00       (0.68)          --            (0.68)       14.77      6.93
12/31/02     14.77        0.65          0.72          1.37       (0.54)          --            (0.54)       15.60      9.33
12/31/03     15.60        0.56         (0.18)         0.38       (0.65)        (0.12)          (0.77)       15.21      2.50

                                  RATIO OF NET
            NET                    INVESTMENT
           ASSETS     RATIO OF       INCOME
           END OF     EXPENSES       (LOSS)      PORTFOLIO
 PERIOD    PERIOD    TO AVERAGE    TO AVERAGE    TURNOVER
 ENDED    (000'S)    NET ASSETS    NET ASSETS      RATE
                 Money Market Portfolio -- Class 1
12/31/99  $ 63,222      0.67%         4.58%         -- %
12/31/00    61,849      0.65          5.79          --
12/31/01    34,375      0.72(3)       3.80(3)       --
12/31/02    24,634      0.74          1.08          --
12/31/03    18,629      0.94          0.33          --
          Government and Quality Bond Portfolio -- Class 1
12/31/99  $480,572      0.66%         5.51%          31%
12/31/00   532,223      0.66          5.93           58
12/31/01   684,464      0.64(3)       5.16(3)        71
12/31/02   885,969      0.61          4.27          108
12/31/03   685,905      0.60          3.56           50

---------------

(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) The ratio is net of custody credit of less than 0.01%.

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                         NET                     DIVIDENDS   DISTRIBUTIONS
                            NET        REALIZED       TOTAL      DECLARED      FROM NET                       NET
             NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL       ASSET
               VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS     VALUE
  PERIOD     BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND        END OF     TOTAL
  ENDED      OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS   PERIOD   RETURN(2)
-------------------------------------------------------------------------------------------------------------------------------
                                            Growth and Income Portfolio -- Class 1
12/31/99      $21.11       $ 0.10       $ 3.06        $ 3.16      $(0.15)       $(3.12)         $(3.27)      $21.00     15.88%
12/31/00       21.00         0.04        (1.16)        (1.12)      (0.12)        (3.21)          (3.33)       16.55     (6.70)
12/31/01       16.55         0.04        (2.14)        (2.10)      (0.04)        (1.86)          (1.90)       12.55    (11.41)
12/31/02       12.55         0.06        (3.11)        (3.05)      (0.05)        (1.01)          (1.06)        8.44    (24.31)
12/31/03        8.44         0.05         2.15          2.20       (0.05)          --            (0.05)       10.59     26.18
                                                  Growth Portfolio -- Class 1
12/31/99      $32.52       $ 0.08       $ 8.31        $ 8.39      $(0.10)       $(2.29)         $(2.39)      $38.52     26.94%
12/31/00       38.52         0.06        (0.08)        (0.02)      (0.06)        (4.02)          (4.08)       34.42     (1.03)
12/31/01       34.42         0.09        (5.15)        (5.06)      (0.04)        (4.36)          (4.40)       24.96    (13.09)
12/31/02       24.96         0.11        (5.64)        (5.53)      (0.08)          --            (0.08)       19.35    (22.15)
12/31/03       19.35         0.14         5.64          5.78       (0.12)          --            (0.12)       25.01     29.94
                                           Capital Appreciation Portfolio -- Class 1
12/31/99      $35.59       $ 0.08       $23.40        $23.48      $(0.03)       $(2.02)         $(2.05)      $57.02     67.58%
12/31/00       57.02         0.11        (3.39)        (3.28)      (0.05)        (6.25)          (6.30)       47.44     (7.47)
12/31/01       47.44        (0.06)       (7.82)        (7.88)      (0.10)        (9.85)          (9.95)       29.61    (12.61)
12/31/02       29.61        (0.04)       (6.67)        (6.71)        --            --              --         22.90    (22.66)
12/31/03       22.90        (0.01)        7.40          7.39         --            --              --         30.29     32.27

                                      RATIO OF NET
               NET                     INVESTMENT
              ASSETS      RATIO OF       INCOME
              END OF      EXPENSES       (LOSS)      PORTFOLIO
  PERIOD      PERIOD     TO AVERAGE    TO AVERAGE    TURNOVER
  ENDED      (000'S)     NET ASSETS    NET ASSETS      RATE
---------------------------------------------------------------------
                  Growth and Income Portfolio -- Class 1
12/31/99    $   49,710      0.91%         0.46%          20%
12/31/00        38,075      0.92          0.20           24
12/31/01        28,993      1.00(3)       0.29(3)        24
12/31/02        18,610      1.01(4)       0.55(4)        42
12/31/03        22,404      1.16          0.52           44
                       Growth Portfolio -- Class 1
12/31/99    $  868,765      0.73%         0.24%          40%
12/31/00       914,186      0.71          0.20           70
12/31/01       791,845      0.72(3)       0.30(3)        70
12/31/02       520,917      0.74(4)       0.50(4)        70
12/31/03       616,441      0.75          0.67           72
                Capital Appreciation Portfolio -- Class 1
12/31/99    $1,986,888      0.67%         0.17%          64%
12/31/00     1,954,892      0.70          0.19           84
12/31/01     1,628,155      0.75(3)       0.15(3)        68
12/31/02     1,021,172      0.76(4)       0.16(4)        80
12/31/03     1,204,319      0.77         (0.04)         104

---------------

(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) The ratio is net of custody credit of less than 0.01%.
(4) Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same.

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                       NET                     DIVIDENDS   DISTRIBUTIONS
                          NET        REALIZED       TOTAL      DECLARED      FROM NET                       NET
           NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL       ASSET
             VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS     VALUE
 PERIOD    BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND        END OF     TOTAL
 ENDED     OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS   PERIOD   RETURN(2)
-----------------------------------------------------------------------------------------------------------------------------
                                           Natural Resources Portfolio -- Class 1
12/31/99    $11.59       $0.14        $ 4.67        $ 4.81      $(0.18)       $  --           $(0.18)      $16.22     41.51%
12/31/00     16.22        0.09          3.06          3.15       (0.14)          --            (0.14)       19.23     19.42
12/31/01     19.23        0.21         (0.49)        (0.28)      (0.07)        (1.22)          (1.29)       17.66     (1.01)
12/31/02     17.66        0.15          1.27          1.42       (0.16)        (0.95)          (1.11)       17.97      8.33
12/31/03     17.97        0.23          8.28          8.51       (0.15)        (0.16)          (0.31)       26.17     47.77
                                              Multi-Asset Portfolio -- Class 1
12/31/99    $13.49       $0.26        $ 1.28        $ 1.54      $(0.34)       $(2.11)         $(2.45)      $12.58     12.45%
12/31/00     12.58        0.27         (0.21)         0.06       (0.30)        (2.44)          (2.74)        9.90     (0.57)
12/31/01      9.90        0.20         (0.74)        (0.54)      (0.28)        (1.18)          (1.46)        7.90     (4.31)
12/31/02      7.90        0.13         (1.16)        (1.03)      (0.21)          --            (0.21)        6.66    (12.96)
12/31/03      6.66        0.11          1.00          1.11       (0.16)          --            (0.16)        7.61     16.87
                                         Strategic Multi-Asset Portfolio -- Class 1
12/31/99    $10.46       $0.24        $ 2.50        $ 2.74      $(0.17)       $(1.26)         $(1.43)      $11.77     28.15%
12/31/00     11.77        0.29         (0.85)        (0.56)      (0.26)        (1.60)          (1.86)        9.35     (5.61)
12/31/01      9.35        0.22         (1.08)        (0.86)      (0.44)        (1.43)          (1.87)        6.62     (7.36)
12/31/02      6.62        0.13         (0.95)        (0.82)      (0.05)          --            (0.05)        5.75    (12.41)
12/31/03      5.75        0.13          1.55          1.68       (0.07)          --            (0.07)        7.36     29.26

                                  RATIO OF NET
            NET                    INVESTMENT
           ASSETS     RATIO OF       INCOME
           END OF     EXPENSES       (LOSS)      PORTFOLIO
 PERIOD    PERIOD    TO AVERAGE    TO AVERAGE    TURNOVER
 ENDED    (000'S)    NET ASSETS    NET ASSETS      RATE
--------------------------------------------------------------------------------
               Natural Resources Portfolio -- Class 1
12/31/99  $ 54,391      1.00%         0.97%          87%
12/31/00    71,625      0.92          0.53           85
12/31/01    71,144      0.90(3)       1.13(3)        48
12/31/02    87,637      0.89          0.79           58
12/31/03   114,435      0.87          1.15           46
                  Multi-Asset Portfolio -- Class 1
12/31/99  $129,442      1.08%         1.96%          41%
12/31/00   106,298      1.08          2.24           36
12/31/01    87,071      1.10(3)       2.18(3)        30
12/31/02    64,262      1.11(4)       1.82(4)        62
12/31/03    65,561      1.16          1.50           61
             Strategic Multi-Asset Portfolio -- Class 1
12/31/99  $ 79,273      1.46%         2.42%         159%
12/31/00    61,771      1.18          2.61          165
12/31/01    49,059      1.21(3)       2.67(3)       179
12/31/02    36,914      1.25(4)       2.04(4)       161
12/31/03    43,407      1.27          2.04          156

---------------

(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) The ratio is net of custody credit of less than 0.01%.
(4) Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same.

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299 Los Angeles, California 90054-0299.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained, after payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
-  File No. 811-3836

                 ----------------------------------------------

                                   PROSPECTUS
                                  MAY 3, 2004
                 ----------------------------------------------

                              ANCHOR SERIES TRUST
                                (Class 1 Shares)

             --    Growth Portfolio
             --    Capital Appreciation Portfolio
             --    Natural Resources Portfolio
             --    Asset Allocation Portfolio
             --    Government and Quality Bond Portfolio

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS............................................      3

  Q&A.......................................................      3

EXPENSE SUMMARY.............................................     12

ACCOUNT INFORMATION.........................................     13

MORE INFORMATION ABOUT THE PORTFOLIOS.......................     15

  Investment Selection......................................     15

  Investment Strategies.....................................     15

GLOSSARY....................................................     18

  Investment Terminology....................................     18

  Risk Terminology..........................................     21

MANAGEMENT..................................................     23

  Information about the Investment Adviser..................     23

  Information about the Subadvisers.........................     23

  Portfolio Management......................................     24

  Custodian, Transfer and Dividend Paying Agent.............     26

FINANCIAL HIGHLIGHTS........................................     27

FOR MORE INFORMATION........................................     29

                             Q&A
"CORE EQUITY SECURITIES" are stocks, primarily of well established companies, diversified by industry and company type that are selected based on their predictable or anticipated earnings growth and best relative value.

A "GROWTH" PHILOSOPHY -- that of investing in securities believed to offer the potential for capital appreciation -- focuses on securities of companies that are considered to have a historical record of an above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.

A "VALUE" PHILOSOPHY -- that of investing in securities believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength and generous dividend yields that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of Anchor Series Trust (the Trust) and to provide you with information about the Trust's nine separate investment series (Portfolios), five of which are described in this Prospectus, and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," beginning on page 15, and the glossary that follows on page 18.

Q:  WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
    STRATEGIES?

A: Each Portfolio operates as a separate mutual fund with its own investment goal and a principal investment strategy for pursuing it. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles. The investment goal may not be changed without shareholder vote.


------------------------------------------------------------------------------------------------
                                       EQUITY PORTFOLIOS
------------------------------------------------------------------------------------------------
          PORTFOLIO                  INVESTMENT GOAL          PRINCIPAL INVESTMENT STRATEGY
------------------------------------------------------------------------------------------------
  GROWTH PORTFOLIO             capital appreciation           invests primarily in core
                                                              equity securities that are
                                                              widely diversified by industry
                                                              and company
------------------------------------------------------------------------------------------------
  CAPITAL APPRECIATION         long-term capital              invests primarily in growth
  PORTFOLIO                    appreciation                   equity securities across a
                                                              wide range of industries and
                                                              companies, using a
                                                              wide-ranging and flexible
                                                              stock picking approach; may be
                                                              concentrated and will
                                                              generally have less
                                                              investments in large company
                                                              securities than the Growth
                                                              Portfolio
------------------------------------------------------------------------------------------------
  NATURAL RESOURCES            total return in excess of      using a value approach,
  PORTFOLIO                    the U.S. rate of inflation     invests primarily in equity
                               as represented by the          securities of U.S. or foreign
                               Consumer Price Index           companies that are expected to
                                                              provide favorable returns in
                                                              periods of rising inflation;
                                                              under normal circumstances, at
                                                              least 80% of net assets are
                                                              invested in securities related
                                                              to natural resources, such as
                                                              energy, metals, mining and
                                                              forest products
------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.

ASSET ALLOCATION is a varying combination, depending on market conditions and risk level, of stocks, bonds, money market instruments and other assets.

TOTAL RETURN is a measure of performance which combines all elements of return including income and capital appreciation; it represents the change in value of an investment over a given period expressed as a percentage of the initial investment.

FIXED INCOME PORTFOLIOS typically seek to provide high current income consistent with the preservation of capital by investing in fixed income securities.

INCOME is interest payments from bonds or dividends from stocks.

YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.

"HIGH-QUALITY" INSTRUMENTS have a very strong capacity to pay interest and repay principal; they reflect the issuers' high creditworthiness and low risk of default.

"NET ASSETS" will take into account borrowing for investment purposes.



------------------------------------------------------------------------------------------------
                                      ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------
          PORTFOLIO                  INVESTMENT GOAL          PRINCIPAL INVESTMENT STRATEGY
------------------------------------------------------------------------------------------------
  ASSET ALLOCATION PORTFOLIO   high total return (including   invests in a diversified
                               income and capital gains)      portfolio that may include
                               consistent with long-term      common stocks and other
                               preservation of capital        securities with common stock
                                                              characteristics, bonds and
                                                              other intermediate and
                                                              long-term fixed income
                                                              securities and money market
                                                              instruments
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------

                                     FIXED INCOME PORTFOLIO
------------------------------------------------------------------------------------------------
          PORTFOLIO                  INVESTMENT GOAL          PRINCIPAL INVESTMENT STRATEGY
------------------------------------------------------------------------------------------------
  GOVERNMENT AND QUALITY       relatively high current        invests, under normal
  BOND PORTFOLIO               income, liquidity and          circumstances, at least 80% of
                               security of principal          net assets in obligations
                                                              issued, guaranteed or insured
                                                              by the U.S. government, its
                                                              agencies or instrumentalities
                                                              and in high quality corporate
                                                              fixed income securities (rated
                                                              AA or better by Standard &
                                                              Poor's or Aa2 or better by
                                                              Moody's)
------------------------------------------------------------------------------------------------

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio, while the charts beginning on page 16 describe various additional risks.

    Risks of Investing in Equity Securities

    The GROWTH, CAPITAL APPRECIATION and NATURAL RESOURCES PORTFOLIOS invest primarily in equities. In addition, the ASSET ALLOCATION PORTFOLIO invests significantly in equities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the GROWTH and CAPITAL APPRECIATION PORTFOLIOS. In addition, individual stocks selected for any of these Portfolios may underperform the market generally. You should be aware that the performance of different types of equity stocks may perform well under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, or vice versa.

    Risks of Investing in Bonds

    The GOVERNMENT AND QUALITY BOND PORTFOLIO invests primarily in bonds. In addition, the ASSET ALLOCATION PORTFOLIO invests significantly in bonds. As a result, as with any bond fund, the value of your investment in either of these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in the bond market, movements in the bond market may affect its performance. In addition, individual bonds selected for either of these Portfolios may underperform the market generally.

    Risks of Investing in Junk Bonds

    The ASSET ALLOCATION PORTFOLIO may invest in high yield, high risk bonds commonly known as "junk bonds," which are considered speculative. Junk bonds carry a substantial risk of default or of changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for the Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force the Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

    Risks of Investing Internationally

    All of the Portfolios may, and the ASSET ALLOCATION AND NATURAL RESOURCES PORTFOLIOS will, invest to varying degrees in foreign securities, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain emerging markets. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

    Risks of Investing in Smaller Companies

    Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the GROWTH, CAPITAL APPRECIATION and NATURAL RESOURCES PORTFOLIOS.

    Risks of Investing in Natural Resources

    The NATURAL RESOURCES PORTFOLIO will be subject to certain risks specific to investing in the natural resources industry. Investments in securities related to precious metals and minerals are considered speculative. Prices of precious metals may fluctuate sharply over short time periods due to changes in inflation or expectations regarding inflation in various countries; metal sales by governments, central banks or international agencies; investment speculation; changes in industrial and commercial demand;

    and governmental prohibitions or restrictions on the private ownership of certain precious metals or minerals.

    In addition, the market price of securities that are tied into the market price of a natural resource will fluctuate on the basis of the natural resource. However, there may not be a perfect correlation between the movements of the asset-based security and the underlying natural resource asset. Further, these securities typically bear interest or pay dividends at below market rates, and in certain cases at nominal rates. The Portfolio's investments in natural resources securities exposes it to greater risk than a portfolio less concentrated in a group of related industries.

    Additional Principal Risks

    Shares of Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year and comparing the Portfolios' average annual returns to those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts or tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

    Performance information shown for the Asset Allocation Portfolio for periods prior to November 24, 2003 is that of the corresponding series of SunAmerica Series Trust (SAST) which was reorganized into the Asset Allocation Portfolio on November 24, 2003 (the Prior Asset Allocation Portfolio). The SAST Portfolio had the same investment goal, and investment strategies and policies as does the Asset Allocation Portfolio, and was also managed by the same portfolio managers.

--------------------------------------------------------------------------------

                                GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              GROWTH PORTFOLIO
                                                              ----------------
1994                                                                -4.72%
1995                                                                26.32%
1996                                                                25.05%
1997                                                                30.41%
1998                                                                28.96%
1999                                                                26.94%
2000                                                                -1.03%
2001                                                               -13.09%
2002                                                               -22.15%
2003                                                                29.94%

During the 10-year period shown in the bar chart, the highest return for a quarter was 23.93% (quarter ended 12/31/98) and the lowest return for a quarter was -17.43% (quarter ended 9/30/02).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE   PAST FIVE   PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                          YEAR       YEARS      YEARS
---------------------------------------------------------------------------------------------
 Growth Portfolio Class 1                                       29.94%      2.00%     10.82%
---------------------------------------------------------------------------------------------
 Russell 3000(R) Index(1)                                       31.06%      0.37%     10.78%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

1 The Russell 3000(R) Index is an unmanaged, weighted index of the 3,000 largest publicly traded companies by market capitalization in the United States and is broadly representative of the universe of potential securities in which the Portfolio may invest.

--------------------------------------------------------------------------------

                         CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              CAPITAL APPRECIATION PORTFOLIO
                                                              ------------------------------
1994                                                                       -3.80%
1995                                                                       34.57%
1996                                                                       25.14%
1997                                                                       25.43%
1998                                                                       22.20%
1999                                                                       67.58%
2000                                                                       -7.47%
2001                                                                      -12.61%
2002                                                                      -22.66%
2003                                                                       32.27%

During the 10-year period shown in the bar chart, the highest return for a quarter was 39.01% (quarter ended 12/31/99) and the lowest return for a quarter was -22.41% (quarter ended 9/30/01).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE   PAST FIVE   PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                          YEAR       YEARS      YEARS
---------------------------------------------------------------------------------------------
 Capital Appreciation Portfolio Class 1                         32.27%      6.75%     13.16%
---------------------------------------------------------------------------------------------
 Russell 3000(R) Growth Index(1)                                30.97%     -4.69%      8.81%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

1 The Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Growth or the Russell 2000(R) Growth Indices.

--------------------------------------------------------------------------------

                          NATURAL RESOURCES PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              NATURAL RESOURCES PORTFOLIO
                                                              ---------------------------
1994                                                                      1.01%
1995                                                                     17.46%
1996                                                                     14.11%
1997                                                                     -8.59%
1998                                                                    -17.33%
1999                                                                     41.51%
2000                                                                     19.42%
2001                                                                     -1.01%
2002                                                                      8.33%
2003                                                                     47.77%

During the 10-year period shown in the bar chart, the highest return for a quarter was 23.74% (quarter ended 12/31/03) and the lowest return for a quarter was -17.46% (quarter ended 12/31/97).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE   PAST FIVE   PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                          YEAR       YEARS      YEARS
---------------------------------------------------------------------------------------------
 Natural Resources Portfolio Class 1                            47.77%     21.77%     10.60%
---------------------------------------------------------------------------------------------
 S&P 500(R) Index(1)                                            28.67%     -0.57%     11.07%
---------------------------------------------------------------------------------------------
 MSCI/S&P World Metals & Mining(2)                              67.91%     15.27%       N/A
---------------------------------------------------------------------------------------------
 MSCI/S&P World Oil & Gas(2)                                    27.72%      8.17%       N/A
---------------------------------------------------------------------------------------------
 MSCI/S&P World Energy Equipment & Services(2)                  17.25%      7.10%       N/A
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

1 The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

2 The Morgan Stanley Capital International (MSCI)/S&P World Metals & Mining Index consists of companies conducting business in the following industries: aluminum, diversified metals and mining, gold, precious metals and minerals and steel.

   The MSCI/S&P World Oil & Gas is comprised of integrated oil companies engaged in the exploration, production, refinement, transportation, distribution, and marketing of oil and gas products.

   The MSCI/S&P World Energy, Equipment & Services is comprised of manufacturers of oil rigs and drilling equipment, and providers of drilling services and manufacturers of equipment for and providers of services to the oil and gas industry, including seismic data collection services.

--------------------------------------------------------------------------------

                       PRIOR ASSET ALLOCATION PORTFOLIO*
--------------------------------------------------------------------------------

                                  (CLASS 1)**

                                  (BAR CHART)

                                                           PRIOR ASSET ALLOCATION PORTFOLIO
                                                           --------------------------------
1994                                                                     -0.26%
1995                                                                     26.29%
1996                                                                     18.95%
1997                                                                     21.81%
1998                                                                      3.32%
1999                                                                      9.44%
2000                                                                     -0.31%
2001                                                                     -2.85%
2002                                                                     -7.51%
2003                                                                     23.04%

During the period shown in the bar chart, the highest return for a quarter was 11.17% (quarter ended 6/30/03) and the lowest return for a quarter was -8.76% (quarter ended 9/30/98).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE   PAST FIVE   PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                          YEAR       YEARS      YEARS
---------------------------------------------------------------------------------------------
 Prior Asset Allocation Portfolio Class 1                       23.04%      3.82%      8.56%
---------------------------------------------------------------------------------------------
 S&P 500(R) Index(1)                                            28.67%     -0.57%     11.07%
---------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                         4.10%      6.62%      6.95%
---------------------------------------------------------------------------------------------
 Blended Index(3)                                               18.48%      2.67%      9.75%
---------------------------------------------------------------------------------------------

 * Performance information shown for periods prior to November 24, 2003 is that of the corresponding series of SunAmerica Series Trust that was reorganized into the Portfolio on November 24, 2003, the Prior Asset Allocation Portfolio. The Prior Asset Allocation Portfolio had the same investment goal, and investment strategies and policies as does the Portfolio, and was also managed by the same portfolio managers.

** Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

 1 The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

 2 The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate Bonds, mortgage pass-through securities, and asset-backed securities.

 3 The Blended Index consists of 40% Lehman Brothers U.S. Aggregate Index and 60% S&P 500 Index.

--------------------------------------------------------------------------------

                     GOVERNMENT AND QUALITY BOND PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              GOVERNMENT AND QUALITY BOND PORTFOLIO
                                                              -------------------------------------
1994                                                                          -3.07%
1995                                                                          19.42%
1996                                                                           2.89%
1997                                                                           9.53%
1998                                                                           9.18%
1999                                                                          -1.65%
2000                                                                          11.35%
2001                                                                           6.93%
2002                                                                           9.33%
2003                                                                           2.50%

During the 10-year period shown in the bar chart, the highest return for a quarter was 6.44% (quarter ended 6/30/95) and the lowest return for a quarter was -3.09% (quarter ended 3/31/94).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                         PAST ONE    PAST FIVE    PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                            YEAR        YEARS       YEARS
-------------------------------------------------------------------------------------------------
 Government and Quality Bond Portfolio Class 1                    2.50%       5.58%        6.46%
-------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate A or Better Index (effective
   May 1, 2004)(1)                                                3.33%       6.54%        6.89%
-------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Bond Index (prior to May 1,
   2004)(2)                                                       4.10%       6.62%        6.95%
-------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

1 Effective May 1, 2004, the benchmark has changed to the Lehman Brothers U.S. Aggregate A or Better Index because it more closely corresponds with the Investments permitted in the Portfolio's guidelines. The Lehman Brothers U.S. Aggregate A or Better Index is a subset of the Lehman Brothers Aggregate Index, and indeces government and corporate markets, agency mortgage pass-through securities, and asset-backed securities. However, the Lehman Brothers U.S. Aggregate A or Better Index excludes BBB bonds.

2 The Lehman Brothers U.S. Aggregate Bond Index combines several Lehman Brothers indices which include the government and corporate Bonds, agency mortgage pass-through securities, and asset-backed securities. However, the Portfolio is restricted from investing in certain segments of the Index, specifically lower quality corporate bonds.

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay on Class 1 shares if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                      CAPITAL       NATURAL
                         GROWTH     APPRECIATION   RESOURCES
                        PORTFOLIO    PORTFOLIO     PORTFOLIO
                        ---------   ------------   ---------
                         Class 1      Class 1       Class 1
                        ---------   ------------   ---------
Management Fees.......    0.69%         0.70%        0.75%
Other Expenses........    0.05%         0.06%        0.11%
Total Annual Portfolio
  Operating
  Expenses............    0.74%         0.76%        0.86%

                                       GOVERNMENT
                                          AND
                           ASSET        QUALITY
                         ALLOCATION       BOND
                        PORTFOLIO(1)   PORTFOLIO
                        ------------   ----------
                          Class 1       Class 1
                        ------------   ----------
Management Fees.......      0.55%         0.55%
Other Expenses........      0.11%         0.05%
Total Annual Portfolio
  Operating
  Expenses............      0.66%         0.60%

1  For the period February 1, 2003 through December 31, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract Prospectus for information on such charges. Your actual costs may be higher or lower, based on the assumptions, your costs would be:

                                                                1         3         5         10
                                                               YEAR     YEARS     YEARS     YEARS
                                                              ------   -------   -------   --------
Growth Portfolio............................................   $77      $240      $417      $  930

Capital Appreciation Portfolio..............................   $79      $246      $428      $  954

Natural Resources Portfolio.................................   $89      $278      $482      $1,073

Asset Allocation Portfolio..................................   $67      $211      $368      $  822

Government and Quality Bond Portfolio.......................   $61      $192      $335      $  750

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Class 1 shares of each Portfolio are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (Variable Contracts) offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp. (SAAMCo). All shares of the Trust are owned by "Separate Accounts" of the life insurance companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the life insurance companies. Class 1 shares of the Portfolios, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus. Class 2 and 3 shares are offered through a separate prospectus. In addition, not all Portfolios are available to all contract owners.

You should be aware that the contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. Certain Portfolios may not be available in connection with a particular contract. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

The life insurance companies are under common control with, and therefore are affiliated with, the Trust's investment adviser and manager, SAAMCo. The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts other than those offered by life insurance companies affiliated with SAAMCo. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

TRANSACTION POLICIES

VALUATION OF SHARES The net asset value per share (NAV) for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of Class 1 shares by the number of such class's outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. The Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios' shares may change on days when the Trust is not open for purchases or redemptions.

BUY AND SELL PRICES The Separate Accounts buy and sell shares of a Portfolio for NAV, without any sales or other charges.

EXECUTION OF REQUESTS The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust's close of business (generally, 4:00 p.m., Eastern time), the order will receive that day's closing price. If the order is received after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends. Distributions from net realized gains, if any, are paid annually for all Portfolios.

DISTRIBUTION REINVESTMENTS The dividends and distributions, if any, will be automatically reinvested in additional shares of the same Portfolio on which they were paid.

TAXABILITY OF A PORTFOLIO Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT SELECTION

Each Portfolio, other than the Asset Allocation Portfolio, buys and sells securities based on bottom-up investment analysis and individual security selection, with an aim to uncover opportunities with potential for price appreciation. A bottom-up investment approach searches for outstanding performance of individual stocks before considering the impact of economic or industry trends. Each Portfolio is managed using a proprietary fundamental analysis in order to select securities which are deemed to be consistent with the Portfolio's investment objective and are priced attractively. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.

The Asset Allocation Portfolio employs both a bottom-up and a top-down analysis in its investment approach. On an individual security basis, the Portfolio buys and sells securities based on bottom up investment analysis, with an aim to uncover opportunities with potential for price appreciation. A bottom-up investment approach searches for outstanding performance of individual stocks before considering the impact of economic or industry trends. The Portfolio is managed using a proprietary fundamental analysis in order to select securities which are deemed to be consistent with the Portfolio's investment objective and are priced attractively. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. In addition, the Portfolio is managed using a proprietary top-down macro analysis for asset allocation among its different asset classes, countries, sectors and styles. Top-down macro analysis involves the assessment of such factors as trends in economic growth, inflation and the capital market environment.

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the charts beginning on page 3. The charts provided below summarize information about each Portfolio's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in a Portfolio through one of the Variable Contracts.


-----------------------------------------------------------------------------------------------------------------------
                                 GROWTH                   CAPITAL APPRECIATION             NATURAL RESOURCES
-----------------------------------------------------------------------------------------------------------------------
 What are the        - Equity securities:            - Equity securities:            - Equity securities:
 Portfolio's           - large-cap stocks              - large-cap stocks              - large-cap stocks
 principal             - mid-cap stocks                - mid-cap stocks                - mid-cap stocks
 investments?          - small-cap stocks              - small-cap stocks              - small-cap stocks
                                                                                       - foreign equity securities
                                                                                         including ADRs, EDRs, or
                                                                                         GDRs
-----------------------------------------------------------------------------------------------------------------------
 What other types    - Equity securities:            - Equity securities:            - Equity securities:
 of investments or     - foreign equity securities     - foreign equity securities     - rights
 strategies may the      including ADRs, EDRs or         including ADRs, EDRs or       - warrants
 Portfolio use to a      GDRs (up to 25%)                GDRs (up to 25%)            - Fixed income securities:
 significant                                                                           - preferred stocks
 extent?
-----------------------------------------------------------------------------------------------------------------------
 What other types    - Currency transactions         - Currency transactions         - Borrowing for temporary or
 of investments may  - Borrowing for temporary or    - Borrowing for temporary or      emergency purposes (up to
 the Portfolio use     emergency purposes (up to       emergency purposes (up to       20%)
 as part of            10%)                            10%)                          - Currency transactions
 efficient           - Illiquid securities (up to    - Illiquid securities (up to    - Options and futures
 portfolio             10%)                            10%)                          - Forward commitments
 management or to    - Forward commitments           - Forward commitments           - Defensive investments
 enhance return?     - When-issued/delayed delivery  - When-issued/delayed delivery  - Illiquid securities (up to
                       transactions                    transactions                    10%)
                     - Defensive investments         - Defensive investments         - When-issued/delayed delivery
                     - Special situations            - Special situations              transactions
                     - Options and futures           - Options and futures           - Special situations
                     - Rights and warrants           - Rights and warrants           - REITs
                     - Convertible securities (up    - Convertible securities (up
                       to 20%)                         to 20%)
-----------------------------------------------------------------------------------------------------------------------
 What risks          - Market volatility             - Market volatility             - Foreign exposure
 normally affect     - Securities selection          - Securities selection          - Emerging markets
 the Portfolio?      - Small and medium sized        - Growth stocks                 - Market volatility
                       companies                     - Small and medium sized        - Small and medium sized
                     - Active trading                  companies                       companies
                     - Hedging                       - Active trading                - Natural resources sector
                     - Growth stocks                 - Hedging                       - Securities selection
                                                     - Currency volatility           - Active trading
                                                     - Foreign exposure              - Hedging
                                                                                     - Currency volatility
-----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                          ASSET ALLOCATION                            GOVERNMENT AND
                                                                                       QUALITY BOND
----------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's     - Equity securities:                       - Fixed income securities:
 principal investments?         - common stocks                            - U.S. government securities
                                - convertible securities                   - high quality corporate bonds
                                - warrants                                 - mortgage backed and asset backed
                                - rights                                     securities
                              - Fixed income securities:
                                - U.S. government securities
                                - investment grade corporate bonds
                                - preferred stocks
                                - junk bonds (up to 25% of fixed income
                                  investments)
                                - senior securities
                                - pass-through securities
                              - REITs
                              - Registered investment companies
                              - Foreign securities
                              - Illiquid securities (up to 15%)
----------------------------------------------------------------------------------------------------------------------
 What other types of          - Equity securities:                       - Fixed-income securities:
 investments or strategies      - small-cap stocks                         - corporate bonds rated as low as "A"
 may the Portfolio use to a     - medium-cap stocks                          (up to 20%)
 significant extent?            - convertible securities                   - foreign fixed income securities (U.S.
                              - Foreign securities:                          dollar denominated)
                                - ADRs, GDRs and EDRs
                                - emerging markets
                              - Equity swaps
                              - Currency transactions
                              - Futures
                              - Forward commitments
                              - Mortgage dollar rolls
                              - Deferred interest bonds
----------------------------------------------------------------------------------------------------------------------
 What other types of          - Options and futures                      - Borrowing for temporary or emergency
 investments may the          - Short-term investments                     purposes (up to 10%)
 Portfolio use as part of     - Firm commitment agreements               - Illiquid securities (up to 10%)
 efficient portfolio          - When-issued and delayed-delivery         - Forward commitments
 management or to enhance       transactions                             - When-issued/delayed delivery
 return?                      - Zero coupon bonds                          transactions
                              - Interest rate swaps, caps, floors and    - Defensive investments
                                collars                                  - Zero coupon bonds
                              - Securities lending (up to 33 1/3%)       - Currency transactions
                              - Loan participations and assignments      - Futures
                              - Defensive investments                    - Special situations
                              - Borrowing for temporary or emergency     - Rights and warrants
                                purposes (up to 33 1/3%)
                              - Hybrid instruments (up to 10%)
----------------------------------------------------------------------------------------------------------------------
 What risks normally affect   - Market volatility                        - Market volatility
 the Portfolio?               - Securities selection                     - Securities selection
                              - Interest rate fluctuations               - Interest rate fluctuations
                              - Credit quality                           - Active trading
                              - Currency volatility                      - Hedging
                              - Foreign exposure                         - Credit quality
                              - Derivatives                              - Prepayment
                              - Hedging
                              - Growth stocks
                              - Prepayment
                              - Illiquidity
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by a Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost a Portfolio interest expense and other fees. Borrowing may exaggerate changes in a Portfolio's net asset value and the cost may reduce a Portfolio's return.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance return.

DEFENSIVE INVESTMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company. Generally, large-cap stocks will include companies that fall within the range of the Russell 1000(R) Index, mid-cap stocks will include companies that fall within the capitalization range of the Russell Mid Cap(R) Index, and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index.

       Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

EQUITY SWAPS allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

FIRM COMMITMENT AGREEMENTS and WHEN-ISSUED or DELAYED-DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed-upon price on a specified future date. At the time of delivery of the securities, the value may be more or less than the purchase price.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - CORPORATE DEBT INSTRUMENTS (bonds, notes and debentures) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Adviser or Subadviser). The two best-known debt rating agencies are S&P and Moody's Investors Service, Inc. (Moody's). INVESTMENT GRADE refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, collateralized mortgage obligations, commercial mortgage-backed securities, and ASSET-BACKED SECURITIES.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

     - ZERO-COUPON BONDS and DEFERRED INTEREST BONDS are debt obligations issued or purchased at a significant discount from face value. Certain zero coupon bonds (DISCOUNT BONDS) also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICs), American Depositary Receipts
(ADRs) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). An EMERGING MARKET country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Adviser or Subadviser.

FORWARD COMMITMENTS are commitments to purchase or sell securities at a future date. A Portfolio purchasing a forward commitment assumes the risk of any decline in value of the securities beginning on the date of the agreement. Similarly, a Portfolio selling such securities does not participate in further gains or losses on the date of the agreement.

HYBRID INSTRUMENTS, such as INDEXED (i.e., Standard and Poor's Depositary receipts (SPDRs) and iShares(SM)) STRUCTURED SECURITIES and other EXCHANGE TRADED FUNDS (ETFs), can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

INTEREST RATE SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps involve the exchange by the Portfolio with another party of its respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

ILLIQUID/RESTRICTED SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

LOAN PARTICIPATION AND ASSIGNMENTS are investments in which a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price.

REITs (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the REIT.

ROLL TRANSACTIONS involve the sale of mortgage or other asset-backed securities ("roll securities") with the commitment to purchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities may provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses without having to sell other portfolio securities.

A SPECIAL SITUATION arises when, in the opinion of the Subadviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each of the last five fiscal years.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar denominated securities.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. An improper hedge could also reduce gains or cause losses.

ILLIQUIDITY: There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Portfolio may exhibit price characteristics of longer-term debt securities.

NATURAL RESOURCES SECTOR: The value of equity investments in the natural resources sector will fluctuate based on a number of factors, including: market conditions generally; the market for the particular natural resource in which the issuer is involved; events of nature; and international politics.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations (particularly under $1.35 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INFORMATION ABOUT THE INVESTMENT ADVISER

AIG SUNAMERICA ASSET MANAGEMENT CORP. (SAAMCo) serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo oversees the Subadviser, provides various administrative services and supervises the daily business affairs of each Portfolio. SAAMCo, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311-4992, is a corporation organized under the laws of the state of Delaware, and managed, advised or administered assets in excess of $40.7 billion as of December 31, 2003. In addition to serving as investment adviser and manager to the Trust, SAAMCo serves as adviser, manager and/or administrator for Seasons Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Asset Allocation Portfolio with Subadvisers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for the Asset Allocation Portfolio or new portfolios, change the terms of particular agreements with Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Subadviser changes. Shareholders of the Asset Allocation Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

For the fiscal year ended December 31, 2003, each Portfolio paid SAAMCo a fee equal to the following percentage of average daily net assets:

                         PORTFOLIO                            FEE
                         ---------                            ----
Growth Portfolio............................................  0.69%
Capital Appreciation Portfolio..............................  0.70%
Natural Resources Portfolio.................................  0.75%
Asset Allocation Portfolio*.................................  0.55%
Government and Quality Bond Portfolio.......................  0.55%

---------------

*  For the period February 1, 2003 through December 31, 2003

INFORMATION ABOUT THE SUBADVISERS

WELLINGTON MANAGEMENT COMPANY, LLP (Wellington Management) Wellington Management is a Massachusetts limited liability partnership. The principal business address of Wellington is 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. As of December 31, 2003, Wellington Management managed approximately $394 billion of client assets in a broad range of investment styles for mutual fund sponsors and other institutional investors.

WM ADVISORS, INC. (WMA), is located at 1201 Third Avenue, 22nd Floor, Seattle, WA 98101. WMA is an investment adviser registered with the SEC under the Investment Company Act of 1940 and provides investment advisory services for separately managed accounts in addition to the WM Group of Funds. As of December 31, 2003, WMA had over $17.8 billion in assets under management.

SAAMCo compensates the Subadvisers out of the advisory fees that it receives from the respective Portfolios. SAAMCo may terminate its agreements with either Subadviser without shareholder approval.

PORTFOLIO MANAGEMENT

The primary investment manager(s) and/or management team for each Portfolio is set forth in the following table:


---------------------------------------------------------------------------------------------------------------
                                                    NAME AND TITLE OF
       PORTFOLIO             SUBADVISER             PORTFOLIO MANAGER                    EXPERIENCE
                                                 (AND/OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------
 GROWTH PORTFOLIO          Wellington       - Matthew E. Megargel, CFA           Mr. Megargel has served as
                           Management         Senior Vice President              the portfolio manager for
                                                                                 the Portfolio since 1995.
                                                                                 Mr. Megargel also manages
                                                                                 the Multi-Asset Portfolio
                                                                                 and Growth and Income
                                                                                 Portfolio.
                                            -------------------------------------------------------------------
                                            - Jeffrey L. Kripke                  Mr. Kripke joined
                                              Vice President                     Wellington Management in
                                                                                 February 2001. Prior to
                                                                                 Wellington, Mr. Kripke was
                                                                                 an Associate Portfolio
                                                                                 Manager at Merrill Lynch
                                                                                 Asset Management from
                                                                                 1999-2001. Previous
                                                                                 experience included
                                                                                 positions with Morgan
                                                                                 Stanley Asset Management
                                                                                 (1997-1998) and Prudential
                                                                                 Securities.
                                            -------------------------------------------------------------------
                                            - Francis C. Boggan, CFA             Mr. Boggan joined
                                              Vice President                     Wellington Management in
                                                                                 January 2001. Prior to
                                                                                 joining Wellington, Mr.
                                                                                 Boggan was a Managing
                                                                                 Director of Palladian
                                                                                 Capital Management in Los
                                                                                 Angeles (1998-2000).
                                                                                 Previous experience
                                                                                 included investment
                                                                                 management positions with
                                                                                 the Pioneer Group, Inc.
                                                                                 (1991-1998) and Farmer's
                                                                                 Group, Inc. (1981-1991).
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                    NAME AND TITLE OF
       PORTFOLIO             SUBADVISER             PORTFOLIO MANAGER                    EXPERIENCE
                                                 (AND/OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------
 CAPITAL APPRECIATION      Wellington       - Robert D. Rands, CFA               Mr. Rands has served as
 PORTFOLIO                 Management         Senior Vice President              the portfolio manager for
                                                                                 the Portfolio since its
                                                                                 inception in 1987. He
                                                                                 joined Wellington
                                                                                 Management in 1978 as a
                                                                                 special situations
                                                                                 analyst. Mr. Rands also
                                                                                 manages the Strategic
                                                                                 Multi-Asset Portfolio (see
                                                                                 below).
                                            -------------------------------------------------------------------
                                            - Steven C. Angeli, CFA              Mr. Angeli has served as
                                              Senior Vice President              the assistant portfolio
                                                                                 manager for the Portfolio
                                                                                 since 1998. He joined
                                                                                 Wellington Management as a
                                                                                 research analyst in 1994.
---------------------------------------------------------------------------------------------------------------
 NATURAL RESOURCES         Wellington       - James A. Bevilacqua                Prior to becoming
 PORTFOLIO                 Management         Senior Vice President              portfolio manager in 2003
                                                                                 Mr. Bevilacqua was the
                                                                                 assistant portfolio
                                                                                 manager of the Portfolio
                                                                                 from 1998-2002. He joined
                                                                                 Wellington Management as
                                                                                 an analyst in 1994.
                                            -------------------------------------------------------------------
                                            - Karl E. Bandtel                    Mr. Bandtel has served as
                                              Senior Vice President              portfolio manager since
                                                                                 2004. He joined Wellington
                                                                                 Management in 1990 and
                                                                                 became a portfolio manager
                                                                                 in 1992.
---------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION          WMA              - Randall L. Yoakum                  Mr. Yoakum re-joined WMA
 PORTFOLIO                                    Chief Investment Strategist        in 1999 as Senior
                                              and Senior Portfolio Manager       Portfolio Manager and
                                                                                 Chairman of the Investment
                                                                                 Policy, Asset Allocation
                                                                                 and Equity Investment
                                                                                 Teams. From 1997-1999, Mr.
                                                                                 Yoakum was the Chief
                                                                                 Investment Officer at D.A.
                                                                                 Davidson. Mr. Yoakum holds
                                                                                 the Chartered Financial
                                                                                 Analyst designation.
                                            -------------------------------------------------------------------
                                            - Gary J. Pokrzynwinski              Mr. Pokrzynwinski joined
                                              Senior Portfolio                   WMA in 1992. He has been a
                                              Manager                            Senior Portfolio Manager
                                                                                 since 1994, and Head of
                                                                                 the Fixed Income
                                                                                 Investment Team since
                                                                                 1999. He holds the
                                                                                 Chartered Financial
                                                                                 Analyst designation.
---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
                                                    NAME AND TITLE OF
       PORTFOLIO             SUBADVISER             PORTFOLIO MANAGER                    EXPERIENCE
                                                 (AND/OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION          WMA              - Michael D. Meighan                 Mr. Meighan joined WMA in
 PORTFOLIO                                    Portfolio Manager                  1999 as a Senior Asset
 (CONTINUED)                                                                     Allocation Analyst. From
                                                                                 1993-1999 he was a Manager
                                                                                 of Managed Assets at D.A.
                                                                                 Davidson. He holds the
                                                                                 Chartered Financial
                                                                                 Analyst designation.
                                            -------------------------------------------------------------------
                                            - Charles D. Averill                 Mr. Averill joined WMA in
                                              Senior Quantitative                1990. He was an Equity
                                              Analyst                            Analyst from 1996-1999,
                                                                                 and has been a Senior
                                                                                 Quantitative Analyst since
                                                                                 1999. He holds the
                                                                                 Chartered Financial
                                                                                 Analyst designation.
---------------------------------------------------------------------------------------------------------------
 GOVERNMENT AND QUALITY    Wellington       - John C. Keogh                      Mr. Keogh has served as
 BOND PORTFOLIO            Management         Senior Vice President              the portfolio manager for
                                                                                 the Portfolio since 1994.
                                                                                 He joined Wellington
                                                                                 Management as a portfolio
                                                                                 manager in 1983. Mr. Keogh
                                                                                 also manages the
                                                                                 Multi-Asset Portfolio (see
                                                                                 above).
---------------------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following Financial Highlights tables for Class 1 shares of each Portfolio are intended to help you understand the Portfolio's financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's Annual Report to shareholders, which is available upon request.

                                                   NET                     DIVIDENDS   DISTRIBUTIONS
                                      NET        REALIZED       TOTAL      DECLARED      FROM NET                       NET
                       NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL       ASSET
                         VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS     VALUE
       PERIOD          BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND        END OF
       ENDED           OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS   PERIOD
-----------------------------------------------------------------------------------------------------------------------------
                                      Government and Quality Bond Portfolio -- Class 1
12/31/99                $14.64       $0.78        $(1.02)       $(0.24)     $(0.51)       $(0.21)         $(0.72)      $13.68
12/31/00                 13.68        0.82          0.70          1.52       (0.75)          --            (0.75)       14.45
12/31/01                 14.45        0.76          0.24          1.00       (0.68)          --            (0.68)       14.77
12/31/02                 14.77        0.65          0.72          1.37       (0.54)          --            (0.54)       15.60
12/31/03                 15.60        0.56         (0.18)         0.38       (0.65)        (0.12)          (0.77)       15.21
                                           Asset Allocation Portfolio+ -- Class 1
12/01/98-01/31/99#      $14.81       $0.07        $ 0.15        $ 0.22      $  --         $  --           $  --        $15.03
01/31/00                 15.03        0.40          0.37          0.77       (0.48)        (0.80)          (1.28)       14.52
01/31/01                 14.52        0.41          0.36          0.77       (0.43)        (0.31)          (0.74)       14.55
01/31/02                 14.55        0.41         (1.35)        (0.94)      (0.46)        (0.31)          (0.77)       12.84
01/31/03                 12.84        0.42         (1.31)        (0.89)      (0.46)          --            (0.46)       11.49
2/1/03-12/31/03*         11.49        0.35          2.35          2.70       (0.47)          --            (0.47)       13.72

                                                          RATIO OF NET
                                    NET                    INVESTMENT
                                   ASSETS     RATIO OF       INCOME
                                   END OF     EXPENSES       (LOSS)      PORTFOLIO
       PERIOD           TOTAL      PERIOD    TO AVERAGE    TO AVERAGE    TURNOVER
       ENDED          RETURN(2)   (000'S)    NET ASSETS    NET ASSETS      RATE
                            Government and Quality Bond Portfolio -- Class 1
12/31/99                (1.65)%   $480,572      0.66%         5.51%          31%
12/31/00                11.35      532,223      0.66          5.93           58
12/31/01                 6.93      684,464      0.64(4)       5.16(4)        71
12/31/02                 9.33      885,969      0.61          4.27          108
12/31/03                 2.50      685,905      0.60          3.56           50
                                 Asset Allocation Portfolio+ -- Class 1
12/01/98-01/31/99#       1.49%    $724,516      0.66%(3)      2.60%(3)       30%
01/31/00                 5.51      699,063      0.63          2.70          191
01/31/01                 5.38      653,310      0.64          2.75          172
01/31/02                (6.36)     556,081      0.66          3.05          140
01/31/03                (6.78)     437,736      0.66          3.42           28
2/1/03-12/31/03*        23.68      482,439      0.66(3)       3.03(3)        19

---------------

 # The Portfolio changed its fiscal year end from November 30 to January 31.
 *  The Portfolio changed its fiscal year end from January 31 to December 31.
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Annualized.
(4) The ratio is net of custody credit of less than 0.01%.

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS   DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED      FROM NET                       NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL       ASSET
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS     VALUE
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND        END OF     TOTAL
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS   PERIOD   RETURN(2)
----------------------------------------------------------------------------------------------------------------------------------
                                                   Growth Portfolio -- Class 1
12/31/99         $32.52       $ 0.08       $ 8.31        $ 8.39      $(0.10)       $(2.29)         $(2.39)      $38.52     26.94%
12/31/00          38.52         0.06        (0.08)        (0.02)      (0.06)        (4.02)          (4.08)       34.42     (1.03)
12/31/01          34.42         0.09        (5.15)        (5.06)      (0.04)        (4.36)          (4.40)       24.96    (13.09)
12/31/02          24.96         0.11        (5.64)        (5.53)      (0.08)          --            (0.08)       19.35    (22.15)
12/31/03          19.35         0.14         5.64          5.78       (0.12)          --            (0.12)       25.01     29.94
                                            Capital Appreciation Portfolio -- Class 1
12/31/99         $35.59       $ 0.08       $23.40        $23.48      $(0.03)       $(2.02)         $(2.05)      $57.02     67.58%
12/31/00          57.02         0.11        (3.39)        (3.28)      (0.05)        (6.25)          (6.30)       47.44     (7.47)
12/31/01          47.44        (0.06)       (7.82)        (7.88)      (0.10)        (9.85)          (9.95)       29.61    (12.61)
12/31/02          29.61        (0.04)       (6.67)        (6.71)        --            --              --         22.90    (22.66)
12/31/03          22.90        (0.01)        7.40          7.39         --            --              --         30.29     32.27
                                              Natural Resources Portfolio -- Class 1
12/31/99         $11.59       $ 0.14       $ 4.67        $ 4.81      $(0.18)       $  --           $(0.18)      $16.22     41.51%
12/31/00          16.22         0.09         3.06          3.15       (0.14)          --            (0.14)       19.23     19.42
12/31/01          19.23         0.21        (0.49)        (0.28)      (0.07)        (1.22)          (1.29)       17.66     (1.01)
12/31/02          17.66         0.15         1.27          1.42       (0.16)        (0.95)          (1.11)       17.97      8.33
12/31/03          17.97         0.23         8.28          8.51       (0.15)        (0.16)          (0.31)       26.17     47.77

                                         RATIO OF NET
                  NET                     INVESTMENT
                 ASSETS      RATIO OF       INCOME
                 END OF      EXPENSES       (LOSS)      PORTFOLIO
   PERIOD        PERIOD     TO AVERAGE    TO AVERAGE    TURNOVER
    ENDED       (000'S)     NET ASSETS    NET ASSETS      RATE
--------------------------------------------------------------------------------------------
                          Growth Portfolio -- Class 1
12/31/99       $  868,765      0.73%         0.24%          40%
12/31/00          914,186      0.71          0.20           70
12/31/01          791,845      0.72(3)       0.30(3)        70
12/31/02          520,917      0.74(4)       0.50(4)        70
12/31/03          616,441      0.75          0.67           72
                   Capital Appreciation Portfolio -- Class 1
12/31/99       $1,986,888      0.67%         0.17%          64%
12/31/00        1,954,892      0.70          0.19           84
12/31/01        1,628,155      0.75(3)       0.15(3)        68
12/31/02        1,021,172      0.76(4)       0.16(4)        80
12/31/03        1,204,319      0.77         (0.04)         104
                     Natural Resources Portfolio -- Class 1
12/31/99       $   54,391      1.00%         0.97%          87%
12/31/00           71,625      0.92          0.53           85
12/31/01           71,144      0.90(3)       1.13(3)        48
12/31/02           87,637      0.89          0.79           58
12/31/03          114,435      0.87          1.15           46

---------------

(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) The ratio is net of custody credit of less than 0.01%.
(4) Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same.

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299 Los Angeles, California 90054-0299.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained, after payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
-  File No. 811-3836

                 ----------------------------------------------

                                   PROSPECTUS
                                  MAY 3, 2004
                 ----------------------------------------------

                              ANCHOR SERIES TRUST
                                (Class 1 Shares)

             --    Growth Portfolio
             --    Capital Appreciation Portfolio
             --    Government and Quality Bond Portfolio

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS............................................      3

  Q&A.......................................................      3

EXPENSE SUMMARY.............................................      8

ACCOUNT INFORMATION.........................................      9

MORE INFORMATION ABOUT THE PORTFOLIOS.......................     11

  Investment Selection......................................     11

  Investment Strategies.....................................     11

GLOSSARY....................................................     13

  Investment Terminology....................................     13

  Risk Terminology..........................................     15

MANAGEMENT..................................................     17

  Information about the Investment Adviser..................     17

  Information about the Subadviser..........................     17

  Portfolio Management......................................     18

  Custodian, Transfer and Dividend Paying Agent.............     19

FINANCIAL HIGHLIGHTS........................................     20

FOR MORE INFORMATION........................................     22

                             Q&A
"CORE EQUITY SECURITIES" are stocks, primarily of well established companies, diversified by industry and company type that are selected based on their predictable or anticipated earnings growth and best relative value.

A "GROWTH" PHILOSOPHY -- that of investing in securities believed to offer the potential for capital appreciation -- focuses on securities of companies that are considered to have a historical record of an above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.

CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.

INCOME is interest payments from bonds or dividends from stocks.

YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.

"HIGH-QUALITY" INSTRUMENTS have a very strong capacity to pay interest and repay principal; they reflect the issuers' high creditworthiness and low risk of default.

"NET ASSETS" will take into account borrowing for investment purposes.

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of Anchor Series Trust (the Trust) and to provide you with information about the Trust's nine separate investment series (Portfolios) three of which are described in this Prospectus, and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," beginning on page 11, and the glossary that follows on page 13.

Q:  WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
    STRATEGIES?

A: Each Portfolio operates as a separate mutual fund with its own investment goal and a principal investment strategy for pursuing it. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles. The investment goal may not be changed without shareholder vote.


------------------------------------------------------------------------------------------------
          PORTFOLIO                  INVESTMENT GOAL          PRINCIPAL INVESTMENT STRATEGY
------------------------------------------------------------------------------------------------
  GROWTH PORTFOLIO             capital appreciation           invests primarily in core
                                                              equity securities that are
                                                              widely diversified by industry
                                                              and company
------------------------------------------------------------------------------------------------
  CAPITAL APPRECIATION         long-term capital              invests primarily in growth
  PORTFOLIO                    appreciation                   equity securities across a
                                                              wide range of industries and
                                                              companies, using a
                                                              wide-ranging and flexible
                                                              stock picking approach; may be
                                                              concentrated and will
                                                              generally have less
                                                              investments in large company
                                                              securities than the Growth
                                                              Portfolio
------------------------------------------------------------------------------------------------
  GOVERNMENT AND QUALITY       relatively high current        invests, under normal
  BOND PORTFOLIO               income, liquidity and          circumstances, at least 80% of
                               security of principal          net assets in obligations
                                                              issued, guaranteed or insured
                                                              by the U.S. government, its
                                                              agencies or instrumentalities
                                                              and in high quality corporate
                                                              fixed income securities (rated
                                                              AA or better by Standard &
                                                              Poor's or Aa2 or better by
                                                              Moody's)
------------------------------------------------------------------------------------------------

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio, while the charts beginning on page 12 describe various additional risks.

    Risks of Investing in Equity Securities

    The GROWTH and CAPITAL APPRECIATION PORTFOLIOS invest primarily in equities. As with any equity fund, the value of your investment in either of these Portfolios may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the GROWTH and CAPITAL APPRECIATION PORTFOLIOS. In addition, individual stocks selected for either of these Portfolios may underperform the market generally. You should be aware that the performance of different types of equity stocks may perform well under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, or vice versa.

    Risks of Investing in Bonds

    The GOVERNMENT AND QUALITY BOND PORTFOLIO invests primarily in bonds. As a result, as with any bond fund, the value of your investment in this Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent the Portfolio is invested in the bond market, movements in the bond market may affect its performance. In addition, individual bonds selected for this Portfolio may underperform the market generally.

    Risks of Investing Internationally

    All of the Portfolios may invest to varying degrees in foreign securities, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain emerging markets. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

    Risks of Investing in Smaller Companies

    Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the GROWTH and CAPITAL APPRECIATION PORTFOLIOS.

    Additional Principal Risks

    Shares of Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year and comparing the Portfolios' average annual returns to those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts or tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

--------------------------------------------------------------------------------

                                GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              GROWTH PORTFOLIO
                                                              ----------------
1994                                                                -4.72%
1995                                                                26.32%
1996                                                                25.05%
1997                                                                30.41%
1998                                                                28.96%
1999                                                                26.94%
2000                                                                -1.03%
2001                                                               -13.09%
2002                                                               -22.15%
2003                                                                29.94%

During the 10-year period shown in the bar chart, the highest return for a quarter was 23.93% (quarter ended 12/31/98) and the lowest return for a quarter was -17.43% (quarter ended 9/30/02).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE   PAST FIVE   PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                          YEAR       YEARS      YEARS
---------------------------------------------------------------------------------------------
 Growth Portfolio Class 1                                       29.94%      2.00%     10.82%
---------------------------------------------------------------------------------------------
 Russell 3000(R) Index(1)                                       31.06%      0.37%     10.78%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

1 The Russell 3000(R) Index is an unmanaged, weighted index of the 3,000 largest publicly traded companies by market capitalization in the United States and is broadly representative of the universe of potential securities in which the Portfolio may invest.

--------------------------------------------------------------------------------

                         CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              CAPITAL APPRECIATION PORTFOLIO
                                                              ------------------------------
1994                                                                       -3.80%
1995                                                                       34.57%
1996                                                                       25.14%
1997                                                                       25.43%
1998                                                                       22.20%
1999                                                                       67.58%
2000                                                                       -7.47%
2001                                                                      -12.61%
2002                                                                      -22.66%
2003                                                                       32.27%

During the 10-year period shown in the bar chart, the highest return for a quarter was 39.01% (quarter ended 12/31/99) and the lowest return for a quarter was -22.41% (quarter ended 9/30/01).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE   PAST FIVE   PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                          YEAR       YEARS      YEARS
---------------------------------------------------------------------------------------------
 Capital Appreciation Portfolio Class 1                         32.27%      6.75%     13.16%
---------------------------------------------------------------------------------------------
 Russell 3000(R) Growth Index(1)                                30.97%     -4.69%      8.81%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

1 The Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Growth or the Russell 2000(R) Growth Indices.

--------------------------------------------------------------------------------

                     GOVERNMENT AND QUALITY BOND PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              GOVERNMENT AND QUALITY BOND PORTFOLIO
                                                              -------------------------------------
1994                                                                          -3.07%
1995                                                                          19.42%
1996                                                                           2.89%
1997                                                                           9.53%
1998                                                                           9.18%
1999                                                                          -1.65%
2000                                                                          11.35%
2001                                                                           6.93%
2002                                                                           9.33%
2003                                                                           2.50%

During the 10-year period shown in the bar chart, the highest return for a quarter was 6.44% (quarter ended 6/30/95) and the lowest return for a quarter was -3.09% (quarter ended 3/31/94).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                         PAST ONE    PAST FIVE    PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                            YEAR        YEARS       YEARS
-------------------------------------------------------------------------------------------------
 Government and Quality Bond Portfolio Class 1                    2.50%       5.58%        6.46%
-------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate A or Better Index (effective
   May 1, 2004)(1)                                                3.33%       6.54%        6.89%
-------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Bond Index (prior to May 1,
   2004)(2)                                                       4.10%       6.62%        6.95%
-------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

1 Effective May 1, 2004, the benchmark has changed to the Lehman Brothers U.S. Aggregate A or Better Index because it more closely corresponds with the Investments permitted in the Portfolio's guidelines. The Lehman Brothers U.S. Aggregate A or Better Index is a subset of the Lehman Brothers Aggregate Index, and indeces government and corporate markets, agency mortgage pass-through securities, and asset-backed securities. However, the Lehman Brothers U.S. Aggregate A or Better Index excludes BBB bonds.

2 The Lehman Brothers U.S. Aggregate Bond Index combines several Lehman Brothers indices which include the government and corporate Bonds, agency mortgage pass-through securities, and asset-backed securities. However, the Portfolio is restricted from investing in certain segments of the Index, specifically lower quality corporate bonds.

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay on Class 1 shares if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                      CAPITAL      GOVERNMENT AND
                         GROWTH     APPRECIATION    QUALITY BOND
                        PORTFOLIO    PORTFOLIO       PORTFOLIO
                        ---------   ------------   --------------
                         Class 1      Class 1         Class 1
                        ---------   ------------   --------------
Management Fees.......    0.69%         0.70%           0.55%
Other Expenses........    0.05%         0.06%           0.05%
Total Annual Portfolio
  Operating
  Expenses............    0.74%         0.76%           0.60%

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract Prospectus for information on such charges. Your actual costs may be higher or lower, based on the assumptions, your costs would be:

                                                               1       3       5      10
                                                              YEAR   YEARS   YEARS   YEARS
                                                              ----   -----   -----   -----
Growth Portfolio............................................  $77    $240    $417    $930

Capital Appreciation Portfolio..............................  $79    $246    $428    $954

Government and Quality Bond Portfolio.......................  $61    $192    $335    $750

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Class 1 shares of each Portfolio are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (Variable Contracts) offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp. (SAAMCo). All shares of the Trust are owned by "Separate Accounts" of the life insurance companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the life insurance companies. Class 1 shares of the Portfolios, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus. Class 2 and 3 shares are offered through a separate prospectus. In addition, not all Portfolios are available to all contract owners.

You should be aware that the contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. Certain Portfolios may not be available in connection with a particular contract. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

The life insurance companies are under common control with, and therefore are affiliated with, the Trust's investment adviser and manager, SAAMCo. The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts other than those offered by life insurance companies affiliated with SAAMCo. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

TRANSACTION POLICIES

VALUATION OF SHARES The net asset value per share (NAV) for each Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of Class 1 shares by the number of such class's outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. The Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios' shares may change on days when the Trust is not open for purchases or redemptions.

BUY AND SELL PRICES The Separate Accounts buy and sell shares of a Portfolio for NAV, without any sales or other charges.

EXECUTION OF REQUESTS The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust's close of business (generally, 4:00 p.m., Eastern time), the order will receive that day's closing price. If the order is received after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends. Distributions from net realized gains, if any, are paid annually for all Portfolios.

DISTRIBUTION REINVESTMENTS The dividends and distributions, if any, will be automatically reinvested in additional shares of the same Portfolio on which they were paid.

TAXABILITY OF A PORTFOLIO Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT SELECTION

Each Portfolio buys and sells securities based on bottom-up investment analysis and individual security selection, with an aim to uncover opportunities with potential for price appreciation. A bottom-up investment approach searches for outstanding performance of individual stocks before considering the impact of economic or industry trends. Each Portfolio is managed using a proprietary fundamental analysis in order to select securities which are deemed to be consistent with the Portfolio's investment objective and are priced attractively. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the chart on page 3. The charts provided below summarize information about each Portfolio's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in a Portfolio through one of the Variable Contracts.


-----------------------------------------------------------------------------------------------------------------------
                                                      PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------
                                           GROWTH               CAPITAL APPRECIATION           GOVERNMENT AND
                                                                                                QUALITY BOND
-----------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's        - Equity securities:        - Equity securities:        - Fixed income securities:
 principal investments?            - large-cap stocks          - large-cap stocks          - U.S. government
                                   - mid-cap stocks            - mid-cap stocks              securities
                                   - small-cap stocks          - small-cap stocks          - high quality corporate
                                                                                             bonds
                                                                                           - mortgage backed and
                                                                                             asset backed
                                                                                             securities
-----------------------------------------------------------------------------------------------------------------------
 What other types of             - Equity securities:        - Equity securities:        - Fixed-income securities:
 investments or strategies may     - foreign equity            - foreign equity            - corporate bonds rated
 the Portfolio use to a              securities including        securities including        as low as "A" (up to
 significant extent?                 ADRs, EDRs or GDRs (up      ADRs, EDRs or GDRs (up      20%)
                                     to 25%)                     to 25%)                   - foreign fixed income
                                                                                             securities (U.S.
                                                                                             dollar denominated)
-----------------------------------------------------------------------------------------------------------------------
 What other types of             - Currency transactions     - Currency transactions     - Borrowing for temporary
 investments may the Portfolio   - Borrowing for temporary   - Borrowing for temporary     or emergency purposes
 use as part of efficient          or emergency purposes       or emergency purposes       (up to 10%)
 portfolio management or to        (up to 10%)                 (up to 10%)               - Illiquid securities (up
 enhance return?                 - Illiquid securities (up   - Illiquid securities (up     to 10%)
                                   to 10%)                     to 10%)                   - Forward commitments
                                 - Forward commitments       - Forward commitments       - When-issued/delayed
                                 - When-issued/delayed       - When-issued/delayed         delivery transactions
                                   delivery transactions       delivery transactions     - Defensive investments
                                 - Defensive investments     - Defensive investments     - Zero coupon bonds
                                 - Special situations        - Special situations        - Currency transactions
                                 - Options and futures       - Options and futures       - Futures
                                 - Rights and warrants       - Rights and warrants       - Special situations
                                 - Convertible securities    - Convertible securities    - Rights and warrants
                                   (up to 20%)                 (up to 20%)
-----------------------------------------------------------------------------------------------------------------------
 What risks normally affect the  - Market volatility         - Market volatility         - Market volatility
 Portfolio?                      - Securities selection      - Securities selection      - Securities selection
                                 - Small and medium sized    - Growth stocks             - Interest rate
                                   companies                 - Small and medium sized      fluctuations
                                 - Active trading              companies                 - Active trading
                                 - Hedging                   - Active trading            - Hedging
                                 - Growth stocks             - Hedging                   - Credit quality
                                                             - Currency volatility       - Prepayment
                                                             - Foreign exposure
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by a Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost a Portfolio interest expense and other fees. Borrowing may exaggerate changes in a Portfolio's net asset value and the cost may reduce a Portfolio's return.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance return.

DEFENSIVE INVESTMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company. Generally, large-cap stocks will include companies that fall within the range of the Russell 1000(R) Index, mid-cap stocks will include companies that fall within the capitalization range of the Russell Mid Cap(R) Index, and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index.

       Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

FIRM COMMITMENT AGREEMENTS and WHEN-ISSUED or DELAYED-DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed-upon price on a specified future date. At the time of delivery of the securities, the value may be more or less than the purchase price.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - CORPORATE DEBT INSTRUMENTS (bonds, notes and debentures) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Adviser or Subadviser). The two best-known debt rating agencies are S&P and Moody's Investors Service, Inc. (Moody's). INVESTMENT GRADE refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, collateralized mortgage obligations, commercial mortgage-backed securities, and ASSET-BACKED SECURITIES.

     - ZERO-COUPON BONDS are debt obligations issued or purchased at a significant discount from face value. Certain zero coupon bonds (DISCOUNT BONDS) also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICs), American Depositary Receipts
(ADRs) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). An EMERGING MARKET country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Adviser or Subadviser.

FORWARD COMMITMENTS are commitments to purchase or sell securities at a future date. A Portfolio purchasing a forward commitment assumes the risk of any decline in value of the securities beginning on the date of the agreement. Similarly, a Portfolio selling such securities does not participate in further gains or losses on the date of the agreement.

ILLIQUID/RESTRICTED SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities may provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses without having to sell other portfolio securities.

A SPECIAL SITUATION arises when, in the opinion of the Subadviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each of the last five fiscal years.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar denominated securities.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. An improper hedge could also reduce gains or cause losses.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations (particularly under $1.35 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INFORMATION ABOUT THE INVESTMENT ADVISER

AIG SUNAMERICA ASSET MANAGEMENT CORP. (SAAMCo) serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo oversees the Subadviser, provides various administrative services and supervises the daily business affairs of each Portfolio. SAAMCo, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311-4992, is a corporation organized under the laws of the state of Delaware, and managed, advised or administered assets in excess of $40.7 billion as of December 31, 2003. In addition to serving as investment adviser and manager to the Trust, SAAMCo serves as adviser, manager and/or administrator for Seasons Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II. For the fiscal year ended December 31, 2003, each Portfolio paid SAAMCo a fee equal to the following percentage of average daily net assets:

                         PORTFOLIO                            FEE
                         ---------                            ----
Growth Portfolio............................................  0.69%
Capital Appreciation Portfolio..............................  0.70%
Government and Quality Bond Portfolio.......................  0.55%

INFORMATION ABOUT THE SUBADVISER

WELLINGTON MANAGEMENT COMPANY, LLP (Wellington Management) Wellington Management is a Massachusetts limited liability partnership. The principal business address of Wellington is 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. As of December 31, 2003, Wellington Management managed approximately $394 billion of client assets in a broad range of investment styles for mutual fund sponsors and other institutional investors.

SAAMCo compensates the Subadviser out of the advisory fees that it receives from the respective Portfolios. SAAMCo may terminate the agreement with the Subadviser without shareholder approval.

PORTFOLIO MANAGEMENT

The primary investment manager(s) and/or management team for each Portfolio is set forth in the following table:


---------------------------------------------------------------------------------------------------------------
                                                    NAME AND TITLE OF
       PORTFOLIO             SUBADVISER             PORTFOLIO MANAGER                    EXPERIENCE
                                                 (AND/OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------
 GROWTH PORTFOLIO          Wellington       - Matthew E. Megargel, CFA           Mr. Megargel has served as
                           Management         Senior Vice President              the portfolio manager for
                                                                                 the Portfolio since 1995.
                                                                                 Mr. Megargel also manages
                                                                                 the Multi-Asset Portfolio
                                                                                 and Growth and Income
                                                                                 Portfolio.
                                            -------------------------------------------------------------------
                                            - Jeffrey L. Kripke                  Mr. Kripke joined
                                              Vice President                     Wellington Management in
                                                                                 February 2001. Prior to
                                                                                 Wellington, Mr. Kripke was
                                                                                 an Associate Portfolio
                                                                                 Manager at Merrill Lynch
                                                                                 Asset Management from
                                                                                 1999-2001. Previous
                                                                                 experience included
                                                                                 positions with Morgan
                                                                                 Stanley Asset Management
                                                                                 (1997-1998) and Prudential
                                                                                 Securities.
                                            -------------------------------------------------------------------
                                            - Francis C. Boggan, CFA             Mr. Boggan joined
                                              Vice President                     Wellington Management in
                                                                                 January 2001. Prior to
                                                                                 joining Wellington, Mr.
                                                                                 Boggan was a Managing
                                                                                 Director of Palladian
                                                                                 Capital Management in Los
                                                                                 Angeles (1998-2000).
                                                                                 Previous experience
                                                                                 included investment
                                                                                 management positions with
                                                                                 the Pioneer Group, Inc.
                                                                                 (1991-1998) and Farmer's
                                                                                 Group, Inc. (1981-1991).
---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
                                                    NAME AND TITLE OF
       PORTFOLIO             SUBADVISER             PORTFOLIO MANAGER                    EXPERIENCE
                                                 (AND/OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------
 CAPITAL APPRECIATION      Wellington       - Robert D. Rands, CFA               Mr. Rands has served as
 PORTFOLIO                 Management         Senior Vice President              the portfolio manager for
                                                                                 the Portfolio since its
                                                                                 inception in 1987. He
                                                                                 joined Wellington
                                                                                 Management in 1978 as a
                                                                                 special situations
                                                                                 analyst. Mr. Rands also
                                                                                 manages the Strategic
                                                                                 Multi-Asset Portfolio (see
                                                                                 below).
                                            -------------------------------------------------------------------
                                            - Steven C. Angeli, CFA              Mr. Angeli has served as
                                              Senior Vice President              the assistant portfolio
                                                                                 manager for the Portfolio
                                                                                 since 1998. He joined
                                                                                 Wellington Management as a
                                                                                 research analyst in 1994.
---------------------------------------------------------------------------------------------------------------
 GOVERNMENT AND QUALITY    Wellington       - John C. Keogh                      Mr. Keogh has served as
 BOND PORTFOLIO            Management         Senior Vice President              the portfolio manager for
                                                                                 the Portfolio since 1994.
                                                                                 He joined Wellington
                                                                                 Management as a portfolio
                                                                                 manager in 1983. Mr. Keogh
                                                                                 also manages the
                                                                                 Multi-Asset Portfolio (see
                                                                                 above).
---------------------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following Financial Highlights tables for Class 1 shares of each Portfolio are intended to help you understand the Portfolio's financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's Annual Report to shareholders, which is available upon request.

                                       NET                     DIVIDENDS   DISTRIBUTIONS
                          NET        REALIZED       TOTAL      DECLARED      FROM NET                       NET
           NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL       ASSET
             VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS     VALUE
 PERIOD    BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND        END OF     TOTAL
 ENDED     OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS   PERIOD   RETURN(2)
-----------------------------------------------------------------------------------------------------------------------------
                                      Government and Quality Bond Portfolio -- Class 1
12/31/99    $14.64       $ 0.78      $ (1.02)      $ (0.24)     $(0.51)       $(0.21)         $(0.72)      $13.68     (1.65)%
12/31/00     13.68         0.82         0.70          1.52       (0.75)          --            (0.75)       14.45     11.35
12/31/01     14.45         0.76         0.24          1.00       (0.68)          --            (0.68)       14.77      6.93
12/31/02     14.77         0.65         0.72          1.37       (0.54)          --            (0.54)       15.60      9.33
12/31/03     15.60         0.56        (0.18)         0.38       (0.65)        (0.12)          (0.77)       15.21      2.50
                                                 Growth Portfolio -- Class 1
12/31/99    $32.52       $ 0.08      $  8.31       $  8.39      $(0.10)       $(2.29)         $(2.39)      $38.52     26.94%
12/31/00     38.52         0.06        (0.08)        (0.02)      (0.06)        (4.02)          (4.08)       34.42     (1.03)
12/31/01     34.42         0.09        (5.15)        (5.06)      (0.04)        (4.36)          (4.40)       24.96    (13.09)
12/31/02     24.96         0.11        (5.64)        (5.53)      (0.08)          --            (0.08)       19.35    (22.15)
12/31/03     19.35         0.14         5.64          5.78       (0.12)          --            (0.12)       25.01     29.94
                                          Capital Appreciation Portfolio -- Class 1
12/31/99    $35.59       $ 0.08      $ 23.40       $ 23.48      $(0.03)       $(2.02)         $(2.05)      $57.02     67.58%
12/31/00     57.02         0.11        (3.39)        (3.28)      (0.05)        (6.25)          (6.30)       47.44     (7.47)
12/31/01     47.44        (0.06)       (7.82)        (7.88)      (0.10)        (9.85)          (9.95)       29.61    (12.61)
12/31/02     29.61        (0.04)       (6.67)        (6.71)        --            --              --         22.90    (22.66)
12/31/03     22.90        (0.01)        7.40          7.39         --            --              --         30.29     32.27

                                    RATIO OF NET
             NET                     INVESTMENT
            ASSETS      RATIO OF       INCOME
            END OF      EXPENSES       (LOSS)      PORTFOLIO
 PERIOD     PERIOD     TO AVERAGE    TO AVERAGE    TURNOVER
 ENDED     (000'S)     NET ASSETS    NET ASSETS      RATE
--------  --------------------------------------------------
           Government and Quality Bond Portfolio -- Class 1
12/31/99  $  480,572      0.66%         5.51%          31%
12/31/00     532,223      0.66          5.93           58
12/31/01     684,464      0.64(3)       5.16(3)        71
12/31/02     885,969      0.61          4.27          108
12/31/03     685,905      0.60          3.56           50
                     Growth Portfolio -- Class 1
12/31/99  $  868,765      0.73%         0.24%          40%
12/31/00     914,186      0.71          0.20           70
12/31/01     791,845      0.72(3)       0.30(3)        70
12/31/02     520,917      0.74(4)       0.50(4)        70
12/31/03     616,441      0.75          0.67           72
              Capital Appreciation Portfolio -- Class 1
12/31/99  $1,986,888      0.67%         0.17%          64%
12/31/00   1,954,892      0.70          0.19           84
12/31/01   1,628,155      0.75(3)       0.15(3)        68
12/31/02   1,021,172      0.76(4)       0.16(4)        80
12/31/03   1,204,319      0.77         (0.04)         104

---------------

(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) The ratio is net of custody credit of less than 0.01%.
(4) Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same.

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299 Los Angeles, California 90054-0299.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained, after payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
-  File No. 811-3836

                 ----------------------------------------------

                                   PROSPECTUS
                                  MAY 3, 2004
                 ----------------------------------------------

                              ANCHOR SERIES TRUST
                                (CLASS 1 SHARES)

             --    GOVERNMENT AND QUALITY BOND PORTFOLIO

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS............................................      3

  Q&A.......................................................      3

EXPENSE SUMMARY.............................................      6

ACCOUNT INFORMATION.........................................      7

MORE INFORMATION ABOUT THE PORTFOLIO........................      9

  Investment Strategies.....................................      9

GLOSSARY....................................................     10

  Investment Terminology....................................     10

  Risk Terminology..........................................     12

MANAGEMENT..................................................     14

  Information about the Investment Adviser..................     14

  Information about the Subadviser..........................     14

  Portfolio Management......................................     15

  Custodian, Transfer and Dividend Paying Agent.............     15

FINANCIAL HIGHLIGHTS........................................     16

FOR MORE INFORMATION........................................     17

                             Q&A
INCOME is interest payments from bonds or dividends from stocks.

YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.

"HIGH-QUALITY" INSTRUMENTS have a very strong capacity to pay interest and repay principal; they reflect the issuers' high creditworthiness and low risk of default.

"NET ASSETS" will take into account borrowing for investment purposes.

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of Anchor Series Trust (the Trust) and to provide you with information about the Trust's nine separate investment series (Portfolios), one of which is described in this Prospectus, and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolio," on page 9, and the glossary that follows on page 10.

Q:  WHAT ARE THE PORTFOLIO'S INVESTMENT GOALS AND PRINCIPAL INVESTMENT
    STRATEGIES?

A: There can be no assurance that the Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles. The investment goal may not be changed without shareholder vote.


------------------------------------------------------------------------------------------------
          PORTFOLIO                  INVESTMENT GOAL          PRINCIPAL INVESTMENT STRATEGY
------------------------------------------------------------------------------------------------
  GOVERNMENT AND QUALITY       relatively high current        invests, under normal
  BOND PORTFOLIO               income, liquidity and          circumstances, at least 80% of
                               security of principal          net assets in obligations
                                                              issued, guaranteed or insured
                                                              by the U.S. government, its
                                                              agencies or instrumentalities
                                                              and in high quality corporate
                                                              fixed income securities (rated
                                                              AA or better by Standard &
                                                              Poor's or Aa2 or better by
                                                              Moody's)
------------------------------------------------------------------------------------------------

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO?

A: The following section describes the principal risks of the Portfolio, while the chart on page 9 describes various additional risks.

    Risks of Investing in Bonds

    The GOVERNMENT AND QUALITY BOND PORTFOLIO invests primarily in bonds. As a result, as with any bond fund, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent the Portfolio is invested in the bond market, movements in the bond market may affect its performance. In addition, individual bonds selected for the Portfolio may underperform the market generally.

    Risks of Investing Internationally

    The Portfolio may invest in foreign securities, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain emerging markets. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

    Additional Principal Risks

    Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

Q:  HOW HAS THE PORTFOLIO PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts or tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

--------------------------------------------------------------------------------

                     GOVERNMENT AND QUALITY BOND PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              GOVERNMENT AND QUALITY BOND PORTFOLIO
                                                              -------------------------------------
1994                                                                          -3.07%
1995                                                                          19.42%
1996                                                                           2.89%
1997                                                                           9.53%
1998                                                                           9.18%
1999                                                                          -1.65%
2000                                                                          11.35%
2001                                                                           6.93%
2002                                                                           9.33%
2003                                                                           2.50%

During the 10-year period shown in the bar chart, the highest return for a quarter was 6.44% (quarter ended 6/30/95) and the lowest return for a quarter was -3.09% (quarter ended 3/31/94).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                         PAST ONE    PAST FIVE    PAST TEN
CALENDAR YEAR ENDED DECEMBER 31, 2003)                            YEAR        YEARS       YEARS
-------------------------------------------------------------------------------------------------
 Government and Quality Bond Portfolio Class 1                    2.50%       5.58%        6.46%
-------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate A or Better Index (effective
   May 1, 2004)(1)                                                3.33%       6.54%        6.89%
-------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Bond Index (prior to May 1,
   2004)(2)                                                       4.10%       6.62%        6.95%
-------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

1 Effective May 1, 2004, the benchmark has changed to the Lehman Brothers U.S. Aggregate A or Better Index because it more closely corresponds with the Investments permitted in the Portfolio's guidelines. The Lehman Brothers U.S. Aggregate A or Better Index is a subset of the Lehman Brothers Aggregate Index, and indices, government and corporate markets, agency mortgage pass-through securities, and asset-backed securities. However, the Lehman Brothers U.S. Aggregate A or Better Index excludes BBB bonds.

2 The Lehman Brothers U.S. Aggregate Bond Index combines several Lehman Brothers indices which include the government and corporate Bonds, agency mortgage pass-through securities, and asset-backed securities. However, the Portfolio is restricted from investing in certain segments of the Index, specifically lower quality corporate bonds.

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay on Class 1 shares if you remain invested in the Portfolio. The Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                        GOVERNMENT AND
                         QUALITY BOND
                          PORTFOLIO
                        --------------
                           Class 1
                        --------------
Management Fees.......       0.55%
Other Expenses........       0.05%
Total Annual Portfolio
  Operating
  Expenses............       0.60%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract Prospectus for information on such charges. Your actual costs may be higher or lower, based on the assumptions, your costs would be:

                                                                1         3         5         10
                                                               YEAR     YEARS     YEARS     YEARS
                                                               ----     -----     -----     -----
Government and Quality Bond Portfolio.......................   $61      $192      $335       $750

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Class 1 shares of the Portfolio are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (Variable Contracts) offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp. (SAAMCo). All shares of the Trust are owned by "Separate Accounts" of the life insurance companies. If you would like to invest in the Portfolio, you must purchase a Variable Contract from one of the life insurance companies. Class 1 shares of the Portfolio, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus. Class 2 and 3 shares are offered through a separate prospectus.

You should be aware that the contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. The Portfolio may not be available in connection with a particular contract. You will find information about purchasing a Variable Contract and the Portfolio available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

The life insurance companies are under common control with, and therefore are affiliated with, the Trust's investment adviser and manager, SAAMCo. The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts other than those offered by life insurance companies affiliated with SAAMCo. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

TRANSACTION POLICIES

VALUATION OF SHARES The net asset value per share (NAV) for the Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of Class 1 shares by the number of such class's outstanding shares. The NAV for the Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the

Portfolio is open. The Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

BUY AND SELL PRICES The Separate Accounts buy and sell shares of the Portfolio for NAV, without any sales or other charges.

EXECUTION OF REQUESTS The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust's close of business (generally, 4:00 p.m., Eastern time), the order will receive that day's closing price. If the order is received after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, the Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS The Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends. Distributions from net realized gains, if any, are paid annually for the Portfolio.

DISTRIBUTION REINVESTMENTS The dividends and distributions, if any, will be automatically reinvested in additional shares of the Portfolio on which they were paid.

TAXABILITY OF A PORTFOLIO The Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as the Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

--------------------------------------------------------------------------------

                      MORE INFORMATION ABOUT THE PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

The Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the chart on page 3. The chart provided below summarizes information about the Portfolio's investments. We have included a glossary to define the investment and risk terminology used in the chart and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in the Portfolio through one of the Variable Contracts.


------------------------------------------------------------------------------------------------------
                                     GOVERNMENT AND QUALITY BOND
------------------------------------------------------------------------------------------------------
 What are the Portfolio's principal    - Fixed income securities:
 investments?                            - U.S. government securities
                                         - high quality corporate bonds
                                         - mortgage backed and asset backed securities
------------------------------------------------------------------------------------------------------
 What other types of investments or    - Fixed-income securities:
 strategies may the Portfolio use to     - corporate bonds rated as low as "A" (up to 20%)
 a significant extent?                   - foreign fixed income securities (U.S. dollar
                                         denominated)
------------------------------------------------------------------------------------------------------
 What other types of investments may   - Borrowing for temporary or emergency purposes (up to 10%)
 the Portfolio use as part of          - Illiquid securities (up to 10%)
 efficient portfolio management or to  - Forward commitments
 enhance return?                       - When-issued/delayed delivery transactions
                                       - Defensive investments
                                       - Zero coupon bonds
                                       - Currency transactions
                                       - Futures
                                       - Special situations
                                       - Rights and warrants
------------------------------------------------------------------------------------------------------
 What risks normally affect the        - Market volatility
 Portfolio?                            - Securities selection
                                       - Interest rate fluctuations
                                       - Active trading
                                       - Hedging
                                       - Credit quality
                                       - Prepayment
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by the Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost the Portfolio interest expense and other fees. Borrowing may exaggerate changes in a Portfolio's net asset value and the cost may reduce the Portfolio's return.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance return.

DEFENSIVE INVESTMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. The Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When the Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, the Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

FIRM COMMITMENT AGREEMENTS and WHEN-ISSUED or DELAYED-DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed-upon price on a specified future date. At the time of delivery of the securities, the value may be more or less than the purchase price.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - CORPORATE DEBT INSTRUMENTS (bonds, notes and debentures) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Adviser or Subadviser). The two best-known debt rating agencies are S&P and Moody's Investors Service, Inc. (Moody's). INVESTMENT GRADE refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, collateralized mortgage obligations, commercial mortgage-backed securities, and ASSET-BACKED SECURITIES.

     - ZERO-COUPON BONDS are debt obligations issued or purchased at a significant discount from face value. Certain zero coupon bonds (DISCOUNT BONDS) also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICs), American Depositary Receipts
(ADRs) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). An EMERGING MARKET country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Adviser or Subadviser.

FORWARD COMMITMENTS are commitments to purchase or sell securities at a future date. The Portfolio purchasing a forward commitment assumes the risk of any decline in value of the securities beginning on the date of the agreement. Similarly, the Portfolio selling such securities does not participate in further gains or losses on the date of the agreement.

ILLIQUID/RESTRICTED SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price.

SECURITIES LENDING involves a loan of securities by the Portfolio in exchange for cash or collateral. The Portfolio earns interest on the loan while retaining ownership of the security.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities may provide the Portfolio with sufficient liquidity to meet redemptions and cover expenses without having to sell other portfolio securities.

A SPECIAL SITUATION arises when, in the opinion of the Subadviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio. In addition, because the Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide the Portfolio's portfolio turnover rate for each of the last five fiscal years.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar denominated securities.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

HEDGING: Hedging is a strategy in which the Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. An improper hedge could also reduce gains or cause losses.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in the Portfolio's portfolio.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates the Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Portfolio may exhibit price characteristics of longer-term debt securities.

SECURITIES SELECTION: A strategy used by the Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INFORMATION ABOUT THE INVESTMENT ADVISER

AIG SUNAMERICA ASSET MANAGEMENT CORP. (SAAMCo) serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo oversees the Subadviser, provides various administrative services and supervises the daily business affairs of the Portfolio. SAAMCo, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311-4992, is a corporation organized under the laws of the state of Delaware, and managed, advised or administered assets in excess of $40.7 billion as of December 31, 2003. In addition to serving as investment adviser and manager to the Trust, SAAMCo serves as adviser, manager and/or administrator for Seasons Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

For the fiscal year ended December 31, 2003, the Portfolio paid SAAMCo a fee equal to 0.55% of its average daily net assets.

INFORMATION ABOUT THE SUBADVISER

WELLINGTON MANAGEMENT COMPANY, LLP (Wellington Management) Wellington Management is a Massachusetts limited liability partnership. The principal business address of Wellington is 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. As of December 31, 2003, Wellington Management managed approximately $394 billion of client assets in a broad range of investment styles for mutual fund sponsors and other institutional investors.

SAAMCo compensates the Subadviser out of the advisory fees that it receives from the Portfolio. SAAMCo may terminate the agreement with the Subadviser without shareholder approval.

PORTFOLIO MANAGEMENT

The primary investment manager(s) and/or management team for the Portfolio is set forth in the following table:


---------------------------------------------------------------------------------------------------------------
                                                    NAME AND TITLE OF
       PORTFOLIO             SUBADVISER             PORTFOLIO MANAGER                    EXPERIENCE
                                                 (AND/OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------
 GOVERNMENT AND QUALITY    Wellington       - John C. Keogh                      Mr. Keogh has served as
 BOND PORTFOLIO            Management         Senior Vice President              the portfolio manager for
                                                                                 the Portfolio since 1994.
                                                                                 He joined Wellington
                                                                                 Management as a portfolio
                                                                                 manager in 1983. Mr. Keogh
                                                                                 also manages the
                                                                                 Multi-Asset Portfolio (see
                                                                                 above).
---------------------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following Financial Highlights tables for Class 1 shares of the Portfolio are intended to help you understand the Portfolio's financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio's financial statements, is included in the Trust's Annual Report to shareholders, which is available upon request.

                                         NET                     DIVIDENDS   DISTRIBUTIONS
                            NET        REALIZED       TOTAL      DECLARED      FROM NET                       NET
             NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL       ASSET
               VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS     VALUE
  PERIOD     BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND        END OF     TOTAL
  ENDED      OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS   PERIOD   RETURN(2)
-------------------------------------------------------------------------------------------------------------------------------
                                       Government and Quality Bond Portfolio -- Class 1
12/31/99      $14.64       $0.78        $(1.02)       $(0.24)     $(0.51)       $(0.21)         $(0.72)      $13.68     (1.65)%
12/31/00       13.68        0.82          0.70          1.52       (0.75)          --            (0.75)       14.45     11.35
12/31/01       14.45        0.76          0.24          1.00       (0.68)          --            (0.68)       14.77      6.93
12/31/02       14.77        0.65          0.72          1.37       (0.54)          --            (0.54)       15.60      9.33
12/31/03       15.60        0.56         (0.18)         0.38       (0.65)        (0.12)          (0.77)       15.21      2.50

                                    RATIO OF NET
              NET                    INVESTMENT
             ASSETS     RATIO OF       INCOME
             END OF     EXPENSES       (LOSS)      PORTFOLIO
  PERIOD     PERIOD    TO AVERAGE    TO AVERAGE    TURNOVER
  ENDED     (000'S)    NET ASSETS    NET ASSETS      RATE
            Government and Quality Bond Portfolio -- Class 1
12/31/99    $480,572      0.66%         5.51%          31%
12/31/00     532,223      0.66          5.93           58
12/31/01     684,464      0.64(3)       5.16(3)        71
12/31/02     885,969      0.61          4.27          108
12/31/03     685,905      0.60          3.56           50

---------------

(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) The ratio is net of custody credit of less than 0.01%.

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolio and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected the Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolio's policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolio at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299 Los Angeles, California 90054-0299.

Information about the Portfolio (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained, after payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
-  File No. 811-3836

                 ----------------------------------------------

                                   PROSPECTUS
                                  MAY 3, 2004
                 ----------------------------------------------

                              ANCHOR SERIES TRUST
                                (Class 2 Shares)

             --    Capital Appreciation Portfolio

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS............................................      3

  Q&A.......................................................      3

EXPENSE SUMMARY.............................................      6

ACCOUNT INFORMATION.........................................      7

MORE INFORMATION ABOUT THE PORTFOLIO........................      9

  Investment Selection......................................      9

  Investment Strategies.....................................      9

GLOSSARY....................................................     10

  Investment Terminology....................................     10

  Risk Terminology..........................................     12

MANAGEMENT..................................................     14

  Information about the Investment Adviser..................     14

  Information about the Subadviser..........................     14

  Portfolio Management......................................     15

  Custodian, Transfer and Dividend Paying Agent.............     15

FINANCIAL HIGHLIGHTS........................................     16

FOR MORE INFORMATION........................................     17

                             Q&A
A "GROWTH" PHILOSOPHY -- that of investing in securities believed to offer the potential for capital appreciation -- focuses on securities of companies that are considered to have a historical record of an above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.

CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.

"NET ASSETS" will take into account borrowing for investment purposes.

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of Anchor Series Trust (the Trust) and to provide you with information about the Trust's nine separate investment series (Portfolios) one of which is described in this Prospectus, and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolio," on page 9, and the glossary that follows on page 10.

Q:  WHAT ARE THE PORTFOLIO'S INVESTMENT GOALS AND PRINCIPAL INVESTMENT
    STRATEGIES?

A: The Portfolio operates as a separate mutual fund with its own investment goal and a principal investment strategy for pursuing it. There can be no assurance that the Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles. The investment goal may not be changed without shareholder vote.


------------------------------------------------------------------------------------------------
          PORTFOLIO                  INVESTMENT GOAL          PRINCIPAL INVESTMENT STRATEGY
------------------------------------------------------------------------------------------------
  CAPITAL APPRECIATION         long-term capital              invests primarily in growth
  PORTFOLIO                    appreciation                   equity securities across a
                                                              wide range of industries and
                                                              companies, using a
                                                              wide-ranging and flexible
                                                              stock picking approach
------------------------------------------------------------------------------------------------

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO?

A: The following section describes the principal risks of the Portfolio, while the chart on page 10 describes various additional risks.

    Risks of Investing in Equity Securities

    The Portfolio invests primarily in equities. As with any equity fund, the value of your investment in this Portfolio may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the CAPITAL APPRECIATION PORTFOLIO. In addition, individual stocks selected for the Portfolio may underperform the market generally. You should be aware that the performance of different types of equity stocks may perform well under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, or vice versa.

    Risks of Investing Internationally

    The Portfolio may invest in foreign securities, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain emerging markets. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

    Risks of Investing in Smaller Companies

    Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies.

    Additional Principal Risks

    Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

Q:  HOW HAS THE PORTFOLIO PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts or tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

--------------------------------------------------------------------------------

                         CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 2)*

                                  (BAR CHART)

                                                              CAPITAL APPRECIATION PORTFOLIO
                                                              ------------------------------
2002                                                                      -22.80%
2003                                                                       32.08%

During the two year period shown in the bar chart, the highest return for a quarter was 16.76% (quarter ended 06/30/03) and the lowest return for a quarter was -14.28% (quarter ended 06/30/02).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE       CLASS 2
CALENDAR YEAR ENDED DECEMBER 31, 2003)                          YEAR     SINCE INCEPTION
----------------------------------------------------------------------------------------
 Capital Appreciation Portfolio Class 2(1)                     32.08%         -0.55%
----------------------------------------------------------------------------------------
 Russell 3000(R) Growth Index(2)                               30.97%         -3.92%
----------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

1  Inception date for Class 2 shares is July 9, 2001.

2 The Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Growth or the Russell 2000(R) Growth Indices.

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay on shares if you remain invested in the Portfolio. The Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                          CAPITAL
                        APPRECIATION
                         PORTFOLIO
                        ------------
                          Class 2
                        ------------
Management Fees.......      0.70%
Service (12b-1)
  Fees................      0.15%
Other Expenses........      0.06%
Total Annual Portfolio
  Operating
  Expenses............      0.91%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract Prospectus for information on such charges. Your actual costs may be higher or lower, based on the assumptions, your costs would be:

                                                                1         3         5         10
                                                               YEAR     YEARS     YEARS     YEARS
                                                              ------   -------   -------   --------
Capital Appreciation Portfolio
(Class 2 shares)............................................   $94      $293      $509      $1,131

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Class 2 shares of the Portfolio are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (Variable Contracts) offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp. (SAAMCo). All shares of the Trust are owned by "Separate Accounts" of the life insurance companies. If you would like to invest in the Portfolio, you must purchase a Variable Contract from one of the life insurance companies. Class 2 shares of the Portfolio, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus. Class 1 and 3 shares are offered through a separate prospectus.

You should be aware that the contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. Certain Portfolios may not be available in connection with a particular contract. You will find information about purchasing a Variable Contract and the Portfolio available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

The life insurance companies are under common control with, and therefore are affiliated with, the Trust's investment adviser and manager, SAAMCo. The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts other than those offered by life insurance companies affiliated with SAAMCo. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

SERVICE FEES

Class 2 shares of the Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.15% of the average daily net assets of such class of shares. The service fees will be used to compensate the life insurance companies for costs associated with the servicing of Class 2 shares, including the cost of reimbursing the life insurance companies for expenditures made to financial intermediaries for providing service to contract holders who are the indirect beneficial owners of the Portfolio's Class 2 shares. Because these fees are paid out of the Portfolio's Class 2 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

TRANSACTION POLICIES

VALUATION OF SHARES The net asset value per share (NAV) for the Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. The NAV for the Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. The Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

The Portfolio may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of the Portfolio's shares may change on days when the Trust is not open for purchases or redemptions.

BUY AND SELL PRICES The Separate Accounts buy and sell shares of the Portfolio for NAV, without any sales or other charges. However, as discussed above, Class 2 shares are subject to service fees pursuant to a 12b-1 plan.

EXECUTION OF REQUESTS The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust's close of business (generally, 4:00 p.m., Eastern time), the order will receive that day's closing price. If the order is received after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, the Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS The Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends. Distributions from net realized gains, if any, are paid annually for the Portfolio.

DISTRIBUTION REINVESTMENTS The dividends and distributions, if any, will be automatically reinvested in additional shares of the Portfolio on which they were paid.

TAXABILITY OF A PORTFOLIO The Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as the Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

--------------------------------------------------------------------------------

                      MORE INFORMATION ABOUT THE PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT SELECTION

The Portfolio buys and sells securities based on bottom-up investment analysis and individual security selection, with an aim to uncover opportunities with potential for price appreciation. A bottom-up investment approach searches for outstanding performance of individual stocks before considering the impact of economic or industry trends. The Portfolio is managed using a proprietary fundamental analysis in order to select securities which are deemed to be consistent with the Portfolio's investment objective and are priced attractively. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.

INVESTMENT STRATEGIES

The Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the chart on page 3. The chart provided below summarizes information about the Portfolio's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in the Portfolio through one of the Variable Contracts.


----------------------------------------------------------------------------------------------------------------------
                                                                              CAPITAL APPRECIATION
----------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's principal investments?          - Equity securities:
                                                            - large-cap stocks
                                                            - mid-cap stocks
                                                            - small-cap stocks
----------------------------------------------------------------------------------------------------------------------
 What other types of investments or strategies may the    - Equity securities:
 Portfolio use to a significant extent?                     - foreign equity securities including ADRs, EDRs or
                                                              GDRs (up to 25%)
----------------------------------------------------------------------------------------------------------------------
 What other types of investments may the Portfolio use    - Currency transactions
 as part of efficient portfolio management or to enhance  - Borrowing for temporary or emergency purposes (up to
 return?                                                    10%)
                                                          - Illiquid securities (up to 10%)
                                                          - Forward commitments
                                                          - When-issued/delayed delivery transactions
                                                          - Defensive investments
                                                          - Special situations
                                                          - Options and futures
                                                          - Rights and warrants
                                                          - Convertible securities (up to 20%)
----------------------------------------------------------------------------------------------------------------------
 What risks normally affect the Portfolio?                - Market volatility
                                                          - Securities selection
                                                          - Growth stocks
                                                          - Small and medium sized companies
                                                          - Active trading
                                                          - Hedging
                                                          - Currency volatility
                                                          - Foreign exposure
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by a Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost the Portfolio interest expense and other fees. Borrowing may exaggerate changes in the Portfolio's net asset value and the cost may reduce the Portfolio's return.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance return.

DEFENSIVE INVESTMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. The Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When the Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, the Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company. Generally, large-cap stocks will include companies that fall within the range of the Russell 1000(R) Index, mid-cap stocks will include companies that fall within the capitalization range of the Russell Mid Cap(R) Index, and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index.

       Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within the Portfolio's investments may change over time; however, the Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolio may, on occasion, purchase companies with a market capitalization above or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

FIRM COMMITMENT AGREEMENTS and WHEN-ISSUED or DELAYED-DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed-upon price on a specified future date. At the time of delivery of the securities, the value may be more or less than the purchase price.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - CORPORATE DEBT INSTRUMENTS (bonds, notes and debentures) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Adviser or Subadviser). The two best-known debt rating agencies are S&P and Moody's Investors Service, Inc. (Moody's). INVESTMENT GRADE refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, collateralized mortgage obligations, commercial mortgage-backed securities, and ASSET-BACKED SECURITIES.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

     - ZERO-COUPON BONDS are debt obligations issued or purchased at a significant discount from face value. Certain zero coupon bonds (DISCOUNT BONDS) also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICs), American Depositary Receipts
(ADRs) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). An EMERGING MARKET country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Adviser or Subadviser.

FORWARD COMMITMENTS are commitments to purchase or sell securities at a future date. The Portfolio purchasing a forward commitment assumes the risk of any decline in value of the securities beginning on the date of the agreement. Similarly, the Portfolio selling such securities does not participate in further gains or losses on the date of the agreement.

ILLIQUID/RESTRICTED SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price.

SECURITIES LENDING involves a loan of securities by the Portfolio in exchange for cash or collateral. The Portfolio earns interest on the loan while retaining ownership of the security.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities may provide the Portfolio with sufficient liquidity to meet redemptions and cover expenses without having to sell other portfolio securities.

A SPECIAL SITUATION arises when, in the opinion of the Subadviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because the Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide the Portfolio's portfolio turnover rate for each fiscal year since inception.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of the Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar denominated securities.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING

MARKET. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which the Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. An improper hedge could also reduce gains or cause losses.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in the Portfolio's portfolio.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates the Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Portfolio may exhibit price characteristics of longer-term debt securities.

SECURITIES SELECTION: A strategy used by the Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations (particularly under $1.35 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INFORMATION ABOUT THE INVESTMENT ADVISER

AIG SUNAMERICA ASSET MANAGEMENT CORP. (SAAMCo) serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo oversees the Subadviser, provides various administrative services and supervises the daily business affairs of the Portfolio. SAAMCo, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311-4992, is a corporation organized under the laws of the state of Delaware, and managed, advised or administered assets in excess of $40.7 billion as of December 31, 2003. In addition to serving as investment adviser and manager to the Trust, SAAMCo serves as adviser, manager and/or administrator for Seasons Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

For the fiscal year ended December 31, 2003, the Portfolio paid SAAMCo a fee equal to 0.70% of its average daily net assets.

INFORMATION ABOUT THE SUBADVISER

WELLINGTON MANAGEMENT COMPANY, LLP (Wellington Management) Wellington Management is a Massachusetts limited liability partnership. The principal business address of Wellington is 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. As of December 31, 2003, Wellington Management managed approximately $394 billion of client assets in a broad range of investment styles for mutual fund sponsors and other institutional investors.

SAAMCo compensates the Subadviser out of the advisory fees that it receives from the Portfolio. SAAMCo may terminate the agreement with the Subadviser without shareholder approval.

PORTFOLIO MANAGEMENT

The primary investment manager(s) and/or management team for the Portfolio is set forth in the following table:


---------------------------------------------------------------------------------------------------------------
                                                    NAME AND TITLE OF
       PORTFOLIO             SUBADVISER             PORTFOLIO MANAGER                    EXPERIENCE
                                                 (AND/OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------
 CAPITAL APPRECIATION      Wellington       - Robert D. Rands, CFA               Mr. Rands has served as
 PORTFOLIO                 Management         Senior Vice President              the portfolio manager for
                                                                                 the Portfolio since its
                                                                                 inception in 1987. He
                                                                                 joined Wellington
                                                                                 Management in 1978 as a
                                                                                 special situations
                                                                                 analyst. Mr. Rands also
                                                                                 manages the Strategic
                                                                                 Multi-Asset Portfolio (see
                                                                                 below).
                                            -------------------------------------------------------------------
                                            - Steven C. Angeli, CFA              Mr. Angeli has served as
                                              Senior Vice President              the assistant portfolio
                                                                                 manager for the Portfolio
                                                                                 since 1998. He joined
                                                                                 Wellington Management as a
                                                                                 research analyst in 1994.
---------------------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following Financial Highlights table for Class 2 shares of the Capital Appreciation Portfolio are intended to help you understand the Portfolio's financial performance for the period since the class's inception. Certain information reflects financial results for a single Class 2 Portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio's financial statements, is included in the Trust's Annual Report to shareholders, which is available upon request.

                                            NET                     DIVIDENDS   DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED      FROM NET                       NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL       ASSET
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS     VALUE
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND        END OF     TOTAL
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS   PERIOD   RETURN(2)
----------------------------------------------------------------------------------------------------------------------------------
                                            Capital Appreciation Portfolio -- Class 2
07/09/01-
 12/31/01(3)     $42.82       $  --        $(3.28)       $(3.28)     $(0.09)       $(9.85)         $(9.94)      $29.60     (3.25)%
12/31/02          29.60        (0.07)       (6.68)        (6.75)        --            --              --         22.85    (22.80)
12/31/03          22.85        (0.05)        7.38          7.33         --            --              --         30.18     32.08

                                             RATIO OF NET
                 NET                          INVESTMENT
                ASSETS     RATIO OF             INCOME
                END OF     EXPENSES             (LOSS)            PORTFOLIO
   PERIOD       PERIOD    TO AVERAGE          TO AVERAGE          TURNOVER
    ENDED      (000'S)    NET ASSETS          NET ASSETS            RATE
----------------------------------------------------------------------------
                        Capital Appreciation Portfolio -- Class 2
07/09/01-
 12/31/01(3)   $ 16,565      0.92%(4)(5)        (0.21)%(4)(5)         68%
12/31/02         63,049      0.92(6)            (0.29)(6)             80
12/31/03        110,717      0.92               (0.20)               104

---------------

(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class.
(4) Annualized.
(5) The ratio is net of custody credit of less than 0.01%.
(6) Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same.

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolio and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected the Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolio's policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolio at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299 Los Angeles, California 90054-0299.

Information about the Portfolio (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolio is also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained, after payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
-  File No. 811-3836

                 ----------------------------------------------

                                   PROSPECTUS
                                  MAY 3, 2004
                 ----------------------------------------------

                              ANCHOR SERIES TRUST
                                (Class 3 Shares)

             --    Capital Appreciation Portfolio

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS............................................      3

  Q&A.......................................................      3

EXPENSE SUMMARY.............................................      6

ACCOUNT INFORMATION.........................................      7

MORE INFORMATION ABOUT THE PORTFOLIO........................      9

  Investment Selection......................................      9

  Investment Strategies.....................................      9

GLOSSARY....................................................     10

  Investment Terminology....................................     10

  Risk Terminology..........................................     12

MANAGEMENT..................................................     14

  Information about the Investment Adviser..................     14

  Information about the Subadviser..........................     14

  Portfolio Management......................................     15

  Custodian, Transfer and Dividend Paying Agent.............     15

FINANCIAL HIGHLIGHTS........................................     16

FOR MORE INFORMATION........................................     17

                             Q&A
A "GROWTH" PHILOSOPHY -- that of investing in securities believed to offer the potential for capital appreciation -- focuses on securities of companies that are considered to have a historical record of an above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.

CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.

"NET ASSETS" will take into account borrowing for investment purposes.

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of Anchor Series Trust (the Trust) and to provide you with information about the Trust's nine separate investment series (Portfolios) one of which is described in this Prospectus, and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolio," beginning on page 9, and the glossary that follows on page 10.

Q:  WHAT IS THE PORTFOLIO'S INVESTMENT GOALS AND PRINCIPAL INVESTMENT
    STRATEGIES?

A: The Portfolio operates as a separate mutual fund with its own investment goal and a principal investment strategy for pursuing it. There can be no assurance that the Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles. The investment goal may not be changed without shareholder vote.


------------------------------------------------------------------------------------------------
          PORTFOLIO                  INVESTMENT GOAL          PRINCIPAL INVESTMENT STRATEGY
------------------------------------------------------------------------------------------------
  CAPITAL APPRECIATION         long-term capital              invests primarily in growth
  PORTFOLIO                    appreciation                   equity securities across a
                                                              wide range of industries and
                                                              companies, using a
                                                              wide-ranging and flexible
                                                              stock picking approach
------------------------------------------------------------------------------------------------

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO?

A: The following section describes the principal risks of the Portfolio, while the chart on page 9 describes various additional risks.

    Risks of Investing in Equity Securities

    The PORTFOLIO invests primarily in equities. As with any equity fund, the value of your investment in the Portfolio may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will affect the Portfolio. In addition, individual stocks selected for the Portfolio may underperform the market generally. You should be aware that the performance of different types of equity stocks may perform well under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, or vice versa.

    Risks of Investing Internationally

    The Portfolio may invest in foreign securities, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain emerging markets. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

    Risks of Investing in Smaller Companies

    Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies.

    Additional Principal Risks

    Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

Q:  HOW HAS THE PORTFOLIO PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts or tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

--------------------------------------------------------------------------------

                         CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 3)*

                                  (BAR CHART)

                                                              CAPITAL APPRECIATION PORTFOLIO
                                                              ------------------------------
2003                                                                       31.95%

During the one-year period shown in the bar chart, the highest return for a quarter was 16.73% (quarter ended 6/30/03) and the lowest return for a quarter was -1.09% (quarter ended 3/31/03).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE       CLASS 3
CALENDAR YEAR ENDED DECEMBER 31, 2003)                          YEAR     SINCE INCEPTION
----------------------------------------------------------------------------------------
 Capital Appreciation Portfolio Class 3(1)                     31.95%         30.16%
----------------------------------------------------------------------------------------
 Russell 3000(R) Growth Index(2)                               30.97%         31.11%
----------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

1  Inception date for Class 3 shares is September 30, 2002.

2 The Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Growth or the Russell 2000(R) Growth Indices.

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay on shares if you remain invested in the Portfolio. The Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                           CAPITAL
                        APPRECIATION
                          PORTFOLIO
                        ------------
                           Class 3
                        -------------
Management Fees.......      0.70%
Service (12b-1)
  Fees................      0.25%
Other Expenses........      0.06%
Total Annual Portfolio
  Operating
  Expenses............      1.01%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract Prospectus for information on such charges. Your actual costs may be higher or lower, based on the assumptions, your costs would be:

                                                                1         3         5         10
                                                               YEAR     YEARS     YEARS     YEARS
                                                              ------   -------   -------   --------
Capital Appreciation Portfolio
(Class 3 Shares)............................................   $103     $322      $558      $1,236

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Class 3 shares of the Portfolio are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (Variable Contracts) offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp. (SAAMCo). All shares of the Trust are owned by "Separate Accounts" of the life insurance companies. If you would like to invest in the Portfolio, you must purchase a Variable Contract from one of the life insurance companies. Class 3 shares of the Portfolio, which are issued in connection with certain Variable Contracts, are offered through this Prospectus. Class 1 and 2 shares are offered through a separate prospectus.

You should be aware that the contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract and the Portfolio available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

The life insurance companies are under common control with, and therefore are affiliated with, the Trust's investment adviser and manager, SAAMCo. The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts other than those offered by life insurance companies affiliated with SAAMCo. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

SERVICE FEES

Class 3 shares of the Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.25% of the average daily net assets of such class of shares. The service fees will be used to compensate the life insurance companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the life insurance companies for expenditures made to financial intermediaries for providing service to contract holders who are the indirect beneficial owners of the Portfolio's Class 3 shares. Because these fees are paid out of the Portfolio's Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

TRANSACTION POLICIES

VALUATION OF SHARES The net asset value per share (NAV) for the Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. The NAV for the Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. The Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

The Portfolio may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of the Portfolio's shares may change on days when the Trust is not open for purchases or redemptions.

BUY AND SELL PRICES The Separate Accounts buy and sell shares of the Portfolio for NAV, without any sales or other charges. However, as discussed above, Class 3 shares are subject to service fees pursuant to a 12b-1 plan.

EXECUTION OF REQUESTS The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust's close of business (generally, 4:00 p.m., Eastern time), the order will receive that day's closing price. If the order is received after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, the Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS The Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends. Distributions from net realized gains, if any, are paid annually for the Portfolio.

DISTRIBUTION REINVESTMENTS The dividends and distributions, if any, will be automatically reinvested in additional shares of the Portfolio on which they were paid.

TAXABILITY OF A PORTFOLIO The Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as the Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

--------------------------------------------------------------------------------

                      MORE INFORMATION ABOUT THE PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT SELECTION

The Portfolio buys and sells securities based on bottom-up investment analysis and individual security selection, with an aim to uncover opportunities with potential for price appreciation. A bottom-up investment approach searches for outstanding performance of individual stocks before considering the impact of economic or industry trends. The Portfolio is managed using a proprietary fundamental analysis in order to select securities which are deemed to be consistent with the Portfolio's investment objective and are priced attractively. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.

INVESTMENT STRATEGIES

The Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the chart on page 3. The chart provided below summarizes information about the Portfolio's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in the Portfolio through one of the Variable Contracts.


----------------------------------------------------------------------------------------------------------------------
                                                                            CAPITAL APPRECIATION
----------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's principal investments?          - Equity securities:
                                                            - large-cap stocks
                                                            - mid-cap stocks
                                                            - small-cap stocks
----------------------------------------------------------------------------------------------------------------------
 What other types of investments or strategies may the    - Equity securities:
 Portfolio use to a significant extent?                     - foreign equity securities including ADRs, EDRs or
                                                              GDRs (up to 25%)
----------------------------------------------------------------------------------------------------------------------
 What other types of investments may the Portfolio use    - Currency transactions
 as part of efficient portfolio management or to enhance  - Borrowing for temporary or emergency purposes (up to
 return?                                                    10%)
                                                          - Illiquid securities (up to 10%)
                                                          - Forward commitments
                                                          - When-issued/delayed delivery transactions
                                                          - Defensive investments
                                                          - Special situations
                                                          - Options and futures
                                                          - Rights and warrants
                                                          - Convertible securities (up to 20%)
----------------------------------------------------------------------------------------------------------------------
 What risks normally affect the Portfolio?                - Market volatility
                                                          - Securities selection
                                                          - Growth stocks
                                                          - Small and medium sized companies
                                                          - Active trading
                                                          - Hedging
                                                          - Currency volatility
                                                          - Foreign exposure
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by a Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost the Portfolio interest expense and other fees. Borrowing may exaggerate changes in the Portfolio's net asset value and the cost may reduce the Portfolio's return.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance return.

DEFENSIVE INVESTMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. The Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When the Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, the Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company. Generally, large-cap stocks will include companies that fall within the range of the Russell 1000(R) Index, mid-cap stocks will include companies that fall within the capitalization range of the Russell Mid Cap(R) Index, and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index.

       Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within the Portfolio's investments may change over time; however, the Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolio may, on occasion, purchase companies with a market capitalization above or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

FIRM COMMITMENT AGREEMENTS and WHEN-ISSUED or DELAYED-DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed-upon price on a specified future date. At the time of delivery of the securities, the value may be more or less than the purchase price.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - CORPORATE DEBT INSTRUMENTS (bonds, notes and debentures) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Adviser or Subadviser). The two best-known debt rating agencies are S&P and Moody's Investors Service, Inc. (Moody's). INVESTMENT GRADE refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, collateralized mortgage obligations, commercial mortgage-backed securities, and ASSET-BACKED SECURITIES.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

     - ZERO-COUPON BONDS are debt obligations issued or purchased at a significant discount from face value. Certain zero coupon bonds (DISCOUNT BONDS) also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICs), American Depositary Receipts
(ADRs) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). An EMERGING MARKET country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Adviser or Subadviser.

FORWARD COMMITMENTS are commitments to purchase or sell securities at a future date. A Portfolio purchasing a forward commitment assumes the risk of any decline in value of the securities beginning on the date of the agreement. Similarly, a Portfolio selling such securities does not participate in further gains or losses on the date of the agreement.

ILLIQUID/RESTRICTED SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price.

SECURITIES LENDING involves a loan of securities by the Portfolio in exchange for cash or collateral. The Portfolio earns interest on the loan while retaining ownership of the security.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities may provide the Portfolio with sufficient liquidity to meet redemptions and cover expenses without having to sell other portfolio securities.

A SPECIAL SITUATION arises when, in the opinion of the Subadviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio. In addition, because the Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide the Portfolio's portfolio turnover rate for each fiscal year since inception.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of the Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar denominated securities.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING

MARKET. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which the Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. An improper hedge could also reduce gains or cause losses.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in the Portfolio's portfolio.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates the Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Portfolio may exhibit price characteristics of longer-term debt securities.

SECURITIES SELECTION: A strategy used by the Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations (particularly under $1.35 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INFORMATION ABOUT THE INVESTMENT ADVISER

AIG SUNAMERICA ASSET MANAGEMENT CORP. (SAAMCo) serves as investment adviser and manager for all of the Portfolios of the Trust. SAAMCo oversees the Subadviser, provides various administrative services and supervises the daily business affairs of the Portfolio. SAAMCo, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311-4992, is a corporation organized under the laws of the state of Delaware, and managed, advised or administered assets in excess of $40.7 billion as of December 31, 2003. In addition to serving as investment adviser and manager to the Trust, SAAMCo serves as adviser, manager and/or administrator for Seasons Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

For the fiscal year ended December 31, 2003, the Portfolio paid SAAMCo a fee equal to .70% of its average daily net assets.

INFORMATION ABOUT THE SUBADVISER

WELLINGTON MANAGEMENT COMPANY, LLP (Wellington Management) Wellington Management is a Massachusetts limited liability partnership. The principal business address of Wellington is 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. As of December 31, 2003, Wellington Management managed approximately $394 billion of client assets in a broad range of investment styles for mutual fund sponsors and other institutional investors.

SAAMCo compensates the Subadviser out of the advisory fees that it receives from the Portfolio. SAAMCo may terminate the agreement with the Subadviser without shareholder approval.

PORTFOLIO MANAGEMENT

The primary investment manager(s) and/or management team for the Portfolio is set forth in the following table:


---------------------------------------------------------------------------------------------------------------
                                                    NAME AND TITLE OF
       PORTFOLIO             SUBADVISER             PORTFOLIO MANAGER                    EXPERIENCE
                                                 (AND/OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------
 CAPITAL APPRECIATION      Wellington       - Robert D. Rands, CFA               Mr. Rands has served as
 PORTFOLIO                 Management         Senior Vice President              the portfolio manager for
                                                                                 the Portfolio since its
                                                                                 inception in 1987. He
                                                                                 joined Wellington
                                                                                 Management in 1978 as a
                                                                                 special situations
                                                                                 analyst. Mr. Rands also
                                                                                 manages the Strategic
                                                                                 Multi-Asset Portfolio (see
                                                                                 below).
                                            -------------------------------------------------------------------
                                            - Steven C. Angeli, CFA              Mr. Angeli has served as
                                              Senior Vice President              the assistant portfolio
                                                                                 manager for the Portfolio
                                                                                 since 1998. He joined
                                                                                 Wellington Management as a
                                                                                 research analyst in 1994.
---------------------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following Financial Highlights table for Class 3 shares of the Capital Appreciation Portfolio are intended to help you understand the Portfolio's financial performance for the period since the class's inception. Certain information reflects financial results for a single Class 3 Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's Annual Report to shareholders, which is available upon request.

                                            NET                     DIVIDENDS   DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED      FROM NET                       NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL       ASSET
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS     VALUE
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND        END OF     TOTAL
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS   PERIOD   RETURN(2)
----------------------------------------------------------------------------------------------------------------------------------
                                            Capital Appreciation Portfolio -- Class 3
09/30/02-
 12/31/02(3)     $21.35       $(0.02)      $ 1.52        $ 1.50      $  --         $  --           $  --        $22.85      5.49%
12/31/03          22.85        (0.10)        7.40          7.30         --            --              --         30.15     31.95

                                                RATIO OF NET
                 NET                             INVESTMENT
                ASSETS         RATIO OF            INCOME
                END OF         EXPENSES            (LOSS)        PORTFOLIO
   PERIOD       PERIOD        TO AVERAGE         TO AVERAGE      TURNOVER
    ENDED      (000'S)        NET ASSETS         NET ASSETS        RATE
-------------  -----------------------------------------------------------
                        Capital Appreciation Portfolio -- Class 3
09/30/02-
 12/31/02(3)   $ 4,769           0.99%(4)(5)       (0.30)%(4)(5)     80
12/31/03        59,254           1.01              (0.38)           104

---------------

(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class.
(4) Annualized.
(5) Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same.

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolio and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected the Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolio at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299 Los Angeles, California 90054-0299.

Information about the Portfolio (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolio is also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained, after payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
-  File No. 811-3836

                 ----------------------------------------------

                                   PROSPECTUS
                                  MAY 3, 2004
                 ----------------------------------------------

                              ANCHOR SERIES TRUST
                     (Class 1, Class 2 and Class 3 Shares)

             --    Growth Portfolio
             --    Capital Appreciation Portfolio
             --    Natural Resources Portfolio
             --    Asset Allocation Portfolio
             --    Government and Quality Bond Portfolio

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS............................................      3

  Q&A.......................................................      3

EXPENSE SUMMARY.............................................     14

ACCOUNT INFORMATION.........................................     16

MORE INFORMATION ABOUT THE PORTFOLIOS.......................     18

  Investment Selection......................................     18

  Investment Strategies.....................................     18

GLOSSARY....................................................     21

  Investment Terminology....................................     21

  Risk Terminology..........................................     24

MANAGEMENT..................................................     26

  Information about the Investment Adviser..................     26

  Information about the Subadvisers.........................     26

  Portfolio Management......................................     27

  Custodian, Transfer and Dividend Paying Agent.............     29

FINANCIAL HIGHLIGHTS........................................     30

FOR MORE INFORMATION........................................     33

                             Q&A
"CORE EQUITY SECURITIES" are stocks, primarily of well established companies, diversified by industry and company type that are selected based on their predictable or anticipated earnings growth and best relative value.

A "GROWTH" PHILOSOPHY -- that of investing in securities believed to offer the potential for capital appreciation -- focuses on securities of companies that are considered to have a historical record of an above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.

A "VALUE" PHILOSOPHY -- that of investing in securities believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength and generous dividend yields that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of Anchor Series Trust (the Trust) and to provide you with information about the Trust's nine separate investment series (Portfolios) five of which are described in this Prospectus, and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," beginning on page 18, and the glossary that follows on page 21.

Q:  WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
    STRATEGIES?

A: Each Portfolio operates as a separate mutual fund with its own investment goal and a principal investment strategy for pursuing it. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles. The investment goal may not be changed without shareholder vote.


------------------------------------------------------------------------------------------------
                                       EQUITY PORTFOLIOS
------------------------------------------------------------------------------------------------
          PORTFOLIO                  INVESTMENT GOAL          PRINCIPAL INVESTMENT STRATEGY
------------------------------------------------------------------------------------------------
  GROWTH PORTFOLIO             capital appreciation           invests primarily in core
                                                              equity securities that are
                                                              widely diversified by industry
                                                              and company
------------------------------------------------------------------------------------------------
  CAPITAL APPRECIATION         long-term capital              invests primarily in growth
  PORTFOLIO                    appreciation                   equity securities across a
                                                              wide range of industries and
                                                              companies, using a
                                                              wide-ranging and flexible
                                                              stock picking approach; may be
                                                              concentrated and will
                                                              generally have less
                                                              investments in large company
                                                              securities than the Growth
                                                              Portfolio
------------------------------------------------------------------------------------------------
  NATURAL RESOURCES            total return in excess of      using a value approach,
  PORTFOLIO                    the U.S. rate of inflation     invests primarily in equity
                               as represented by the          securities of U.S. or foreign
                               Consumer Price Index           companies that are expected to
                                                              provide favorable returns in
                                                              periods of rising inflation;
                                                              under normal circumstances, at
                                                              least 80% of net assets are
                                                              invested in securities related
                                                              to natural resources, such as
                                                              energy, metals, mining and
                                                              forest products
------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.

ASSET ALLOCATION is a varying combination, depending on market conditions and risk level, of stocks, bonds, money market instruments and other assets.

TOTAL RETURN is a measure of performance which combines all elements of return including income and capital appreciation; it represents the change in value of an investment over a given period expressed as a percentage of the initial investment.

FIXED INCOME PORTFOLIOS typically seek to provide high current income consistent with the preservation of capital by investing in fixed income securities.

INCOME is interest payments from bonds or dividends from stocks.

YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.

"HIGH-QUALITY" INSTRUMENTS have a very strong capacity to pay interest and repay principal; they reflect the issuers' high creditworthiness and low risk of default.

"NET ASSETS" will take into account borrowing for investment purposes.



------------------------------------------------------------------------------------------------
                                      ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------
          PORTFOLIO                  INVESTMENT GOAL          PRINCIPAL INVESTMENT STRATEGY
------------------------------------------------------------------------------------------------
  ASSET ALLOCATION PORTFOLIO   high total return (including   invests in a diversified
                               income and capital gains)      portfolio that may include
                               consistent with long-term      common stocks and other
                               preservation of capital        securities with common stock
                                                              characteristics, bonds and
                                                              other intermediate and
                                                              long-term fixed income
                                                              securities and money market
                                                              instruments
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------

                                     FIXED INCOME PORTFOLIO
------------------------------------------------------------------------------------------------
          PORTFOLIO                  INVESTMENT GOAL          PRINCIPAL INVESTMENT STRATEGY
------------------------------------------------------------------------------------------------
  GOVERNMENT AND QUALITY       relatively high current        invests, under normal
  BOND PORTFOLIO               income, liquidity and          circumstances, at least 80% of
                               security of principal          net assets in obligations
                                                              issued, guaranteed or insured
                                                              by the U.S. government, its
                                                              agencies or instrumentalities
                                                              and in high quality corporate
                                                              fixed income securities (rated
                                                              AA or better by Standard &
                                                              Poor's or Aa2 or better by
                                                              Moody's)
------------------------------------------------------------------------------------------------

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio, while the charts beginning on page 19 describe various additional risks.

    Risks of Investing in Equity Securities

    The GROWTH, CAPITAL APPRECIATION and NATURAL RESOURCES PORTFOLIOS invest primarily in equities. In addition, the ASSET ALLOCATION PORTFOLIO invests significantly in equities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the GROWTH and CAPITAL APPRECIATION PORTFOLIOS. In addition, individual stocks selected for any of these Portfolios may underperform the market generally. You should be aware that the performance of different types of equity stocks may perform well under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, or vice versa.

    Risks of Investing in Bonds

    The GOVERNMENT AND QUALITY BOND PORTFOLIO invests primarily in bonds. In addition, the ASSET ALLOCATION PORTFOLIO invests significantly in bonds. As a result, as with any bond fund, the value of your investment in either of these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in the bond market, movements in the bond market may affect its performance. In addition, individual bonds selected for either of these Portfolios may underperform the market generally.

    Risks of Investing in Junk Bonds

    The ASSET ALLOCATION PORTFOLIO may invest in high yield, high risk bonds commonly known as "junk bonds," which are considered speculative. Junk bonds carry a substantial risk of default or of changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for the Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force the Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

    Risks of Investing Internationally

    All of the Portfolios may, and the NATURAL RESOURCES PORTFOLIOS will, invest to varying degrees in foreign securities, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain emerging markets. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

    Risks of Investing in Smaller Companies

    Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the GROWTH, CAPITAL APPRECIATION and NATURAL RESOURCES PORTFOLIOS.

    Risks of Investing in Natural Resources

    The NATURAL RESOURCES PORTFOLIO will be subject to certain risks specific to investing in the natural resources industry. Investments in securities related to precious metals and minerals are considered speculative. Prices of precious metals may fluctuate sharply over short time periods due to changes in inflation or expectations regarding inflation in various countries; metal sales by governments, central banks or international agencies; investment speculation; changes in industrial and commercial demand;

    and governmental prohibitions or restrictions on the private ownership of certain precious metals or minerals.

    In addition, the market price of securities that are tied into the market price of a natural resource will fluctuate on the basis of the natural resource. However, there may not be a perfect correlation between the movements of the asset-based security and the underlying natural resource asset. Further, these securities typically bear interest or pay dividends at below market rates, and in certain cases at nominal rates. The Portfolio's investments in natural resources securities exposes it to greater risk than a portfolio less concentrated in a group of related industries.

    Additional Principal Risks

    Shares of Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year and comparing the Portfolios' average annual returns to those of an appropriate market index. Class 1, Class 2 and/or Class 3 shares are not offered in all Portfolios. Fees and expenses incurred at the contract level are not reflected in the bar charts or tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

     Performance information shown for the Asset Allocation Portfolio for periods prior to November 24, 2003 is that of the corresponding series of SunAmerica Series Trust (SAST) which was reorganized into the Asset Allocation Portfolio on November 24, 2003 (the Prior Asset Allocation Portfolio). The SAST Portfolio had the same investment goal, and investment strategies and policies as does the Asset Allocation Portfolio, and was also managed by the same portfolio managers.

--------------------------------------------------------------------------------

                                GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              GROWTH PORTFOLIO
                                                              ----------------
1994                                                                -4.72%
1995                                                                26.32%
1996                                                                25.05%
1997                                                                30.41%
1998                                                                28.96%
1999                                                                26.94%
2000                                                                -1.03%
2001                                                               -13.09%
2002                                                               -22.15%
2003                                                                29.94%

During the 10-year period shown in the bar chart, the highest return for a quarter was 23.93% (quarter ended 12/31/98) and the lowest return for a quarter was -17.43% (quarter ended 9/30/02).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE  PAST ONE   PAST FIVE   PAST TEN       CLASS 2           CLASS 3
CALENDAR YEAR ENDED DECEMBER 31, 2003)     YEAR       YEARS      YEARS     SINCE INCEPTION   SINCE INCEPTION
------------------------------------------------------------------------------------------------------------
 Growth Portfolio Class 1                  29.94%      2.00%     10.82%           N/A               N/A
                   Class 2(1)              29.72%       N/A        N/A          -0.28%              N/A
                   Class 3(1)              29.59%       N/A        N/A            N/A             29.27%
------------------------------------------------------------------------------------------------------------
 Russell 3000(R) Index(2)                  31.06%      0.37%     10.78%         -0.23%            32.00%
------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

1 Inception date for Class 2 shares is July 9, 2001 and for Class 3 shares is September 30, 2002.

2 The Russell 3000(R) Index is an unmanaged, weighted index of the 3,000 largest publicly traded companies by market capitalization in the United States and is broadly representative of the universe of potential securities in which the Portfolio may invest.

--------------------------------------------------------------------------------

                         CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              CAPITAL APPRECIATION PORTFOLIO
                                                              ------------------------------
1994                                                                       -3.80%
1995                                                                       34.57%
1996                                                                       25.14%
1997                                                                       25.43%
1998                                                                       22.20%
1999                                                                       67.58%
2000                                                                       -7.47%
2001                                                                      -12.61%
2002                                                                      -22.66%
2003                                                                       32.27%

During the 10-year period shown in the bar chart, the highest return for a quarter was 39.01% (quarter ended 12/31/99) and the lowest return for a quarter was -22.41% (quarter ended 9/30/01).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE             PAST ONE   PAST FIVE   PAST TEN       CLASS 2           CLASS 3
CALENDAR YEAR ENDED DECEMBER 31, 2003)                YEAR       YEARS      YEARS     SINCE INCEPTION   SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------
 Capital Appreciation Portfolio  Class 1              32.27%      6.75%     13.16%           N/A               N/A
                                 Class 2(1)           32.08%       N/A        N/A          -0.55%              N/A
                                 Class 3(1)           31.95%       N/A        N/A            N/A             30.16%
-----------------------------------------------------------------------------------------------------------------------
 Russell 3000(R) Growth Index(2)                      30.97%     -4.69%      8.81%         -3.92%            31.11%
-----------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

1 Inception date for Class 2 shares is July 9, 2001 and for Class 3 shares is September 30, 2002.

2 The Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Growth or the Russell 2000(R) Growth Indices.

--------------------------------------------------------------------------------

                          NATURAL RESOURCES PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              NATURAL RESOURCES PORTFOLIO
                                                              ---------------------------
1994                                                                      1.01%
1995                                                                     17.46%
1996                                                                     14.11%
1997                                                                     -8.59%
1998                                                                    -17.33%
1999                                                                     41.51%
2000                                                                     19.42%
2001                                                                     -1.01%
2002                                                                      8.33%
2003                                                                     47.77%

During the 10-year period shown in the bar chart, the highest return for a quarter was 23.74% (quarter ended 12/31/03) and the lowest return for a quarter was -17.46% (quarter ended 12/31/97).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE        PAST ONE   PAST FIVE   PAST TEN        CLASS 2             CLASS 3
CALENDAR YEAR ENDED DECEMBER 31, 2003)           YEAR       YEARS      YEARS      SINCE INCEPTION     SINCE INCEPTION
--------------------------------------------------------------------------------------------------
 Natural Resources Portfolio   Class 1           47.77%     21.77%     10.60%            N/A                 N/A
                               Class 2(1)        47.49%       N/A        N/A           19.60%                N/A
                               Class 3(1)        47.30%       N/A        N/A             N/A               48.48%
--------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                             28.67%     -0.57%     11.07%          -1.37%              30.48%
--------------------------------------------------------------------------------------------------
 MSCI/S&P World Metals & Mining(3)               67.91%     15.27%       N/A           23.74%              67.55%
--------------------------------------------------------------------------------------------------
 MSCI/S&P World Oil & Gas(3)                     27.72%      8.17%       N/A            6.10%              27.99%
--------------------------------------------------------------------------------------------------
 MSCI/S&P World Energy Equipment &
   Services(3)                                   17.25%      7.10%       N/A           -2.75%              25.75%
--------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

1 Inception date for Class 2 shares is July 9, 2001 and for Class 3 shares is September 30, 2002.

2 The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

3 The Morgan Stanley Capital International (MSCI)/S&P World Metals & Mining Index consists of companies conducting business in the following industries: aluminum, diversified metals and mining, gold, precious metals and minerals and steel.

   The MSCI/S&P World Oil & Gas is comprised of integrated oil companies engaged in the exploration, production, refinement, transportation, distribution, and marketing of oil and gas products.

   The MSCI/S&P World Energy, Equipment & Services is comprised of manufacturers of oil rigs and drilling equipment, and providers of drilling services and manufacturers of equipment for and providers of services to the oil and gas industry, including seismic data collection services.

--------------------------------------------------------------------------------

                       PRIOR ASSET ALLOCATION PORTFOLIO*
--------------------------------------------------------------------------------

                                  (CLASS 1)**

                                  (BAR CHART)

                                                              ASSET ALLOCATION PORTFOLIO
                                                              --------------------------
1994                                                                     -0.26%
1995                                                                     26.29%
1996                                                                     18.95%
1997                                                                     21.81%
1998                                                                      3.32%
1999                                                                      9.44%
2000                                                                     -0.31%
2001                                                                     -2.85%
2002                                                                     -7.51%
2003                                                                     23.04%

During the period shown in the bar chart, the highest return for a quarter was 11.17% (quarter ended 6/30/03) and the lowest return for a quarter was -8.76% (quarter ended 9/30/98).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE         PAST ONE   PAST FIVE   PAST TEN       CLASS 2           CLASS 3
CALENDAR YEAR ENDED DECEMBER 31, 2003)            YEAR       YEARS      YEARS     SINCE INCEPTION   SINCE INCEPTION
-------------------------------------------------------------------------------------------------------------------
 Prior Asset Allocation Portfolio Class 1         23.04%      3.82%      8.56%           N/A               N/A
                                  Class 2(1)      22.89%       N/A        N/A           5.52%              N/A
                                  Class 3(1)      22.77%       N/A        N/A            N/A             22.28%
-------------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                              28.67%     -0.57%     11.07%         -1.37%            30.48%
-------------------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(3)           4.10%      6.62%      6.95%          7.47%             4.56%
-------------------------------------------------------------------------------------------------------------------
 Blended Index(4)                                 18.48%      2.67%      9.75%          2.58%            19.83%
-------------------------------------------------------------------------------------------------------------------

 * Performance information shown for periods prior to November 24, 2003 is that of the corresponding series of SunAmerica Series Trust that was reorganized into the Portfolio on November 24, 2003, the Prior Asset Allocation Portfolio. The Prior Asset Allocation Portfolio had the same investment goal, and investment strategies and policies as does the Portfolio, and was also managed by the same portfolio managers.

** Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

 1 Inception date for the Prior Asset Allocation Portfolio Class 2 is July 9, 2001 and for Class 3 is September 30, 2002.

 2 The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

 3 The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate bonds, mortgage pass-through securities, and asset-backed securities.

 4 The Blended Index consists of 40% Lehman Brothers U.S. Aggregate Index and 60% S&P 500 Index.

--------------------------------------------------------------------------------

                     GOVERNMENT AND QUALITY BOND PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              GOVERNMENT AND QUALITY BOND PORTFOLIO
                                                              -------------------------------------
1994                                                                          -3.07%
1995                                                                          19.42%
1996                                                                           2.89%
1997                                                                           9.53%
1998                                                                           9.18%
1999                                                                          -1.65%
2000                                                                          11.35%
2001                                                                           6.93%
2002                                                                           9.33%
2003                                                                           2.50%

During the 10-year period shown in the bar chart, the highest return for a quarter was 6.44% (quarter ended 6/30/95) and the lowest return for a quarter was -3.09% (quarter ended 3/31/94).
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                  PAST ONE   PAST FIVE   PAST TEN        CLASS 2             CLASS 3
CALENDAR YEAR ENDED DECEMBER 31, 2003)                     YEAR       YEARS      YEARS      SINCE INCEPTION     SINCE INCEPTION
--------------------------------------------------------------------------------------------------------------------------------
 Government and Quality Bond Portfolio   Class 1           2.50%      5.58%       6.46%           N/A                 N/A
                                         Class 2(1)        2.35%       N/A         N/A           6.08%                N/A
                                         Class 3(1)        2.19%       N/A         N/A            N/A                2.74%
--------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate A or Better Index
   (effective May 1, 2004)(2)                              3.33%      6.54%       6.89%          7.24%               3.71%
--------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Bond Index (prior to
   May 1, 2004)(3)                                         4.10%      6.62%       6.95%          7.47%               4.56%
--------------------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

1 Inception date for Class 2 shares is July 9, 2001 and for Class 3 shares is September 30, 2002.

2 Effective May 1, 2004, the benchmark has changed to the Lehman Brothers U.S. Aggregate A or Better Index because it more closely corresponds with the investments permitted in the Portfolio's guidelines. The Lehman Brothers U.S. Aggregate A or Better Index is a subset of the Lehman Brothers Aggregate Bond Index and indices, government and corporate bonds, agency mortgage pass-through securities, and asset-backed securities. However, the Lehman Brothers U.S. Aggregate A or Better Index excludes BBB bonds.

3 The Lehman Brothers U.S. Aggregate Bond Index combines several Lehman Brothers indices which include the government and corporate markets, agency mortgage pass-through securities, and asset-backed securities. However, the Portfolio is restricted from investing in certain segments of the Index, specifically lower quality corporate bonds.

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay on shares if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                                          CAPITAL APPRECIATION             NATURAL RESOURCES
                             GROWTH PORTFOLIO                   PORTFOLIO                      PORTFOLIO
                             ----------------             --------------------             -----------------
                        Class 1   Class 2   Class 3    Class 1   Class 2   Class 3    Class 1   Class 2   Class 3
                        -------   -------   -------    -------   -------   -------    -------   -------   -------
Management Fees.......   0.69%     0.69%     0.69%      0.70%     0.70%     0.70%      0.75%     0.75%     0.75%
Service (12b-1)
  Fees................   0.00%     0.15%     0.25%      0.00%     0.15%     0.25%      0.00%     0.15%     0.25%
Other Expenses........   0.05%     0.05%     0.05%      0.06%     0.06%     0.06%      0.11%     0.11%     0.11%
Total Annual Portfolio
  Operating
  Expenses............   0.74%     0.89%      .99%      0.76%     0.91%     1.01%      0.86%     1.01%     1.11%

                                                           GOVERNMENT AND QUALITY
                        ASSET ALLOCATION PORTFOLIO(1)          BOND PORTFOLIO
                        -----------------------------      ----------------------
                        Class 1    Class 2    Class 3    Class 1   Class 2   Class 3
                        --------   --------   --------   -------   -------   -------
Management Fees.......    0.55%      0.55%      0.55%     0.55%     0.55%     0.55%
Service (12b-1)
  Fees................    0.00%      0.15%      0.25%     0.00%     0.15%     0.25%
Other Expenses........    0.11%      0.11%      0.11%     0.05%     0.05%     0.05%
Total Annual Portfolio
  Operating
  Expenses............    0.66%      0.81%      0.91%     0.60%     0.75%     0.85%

1  For the period February 1, 2003 through December 31, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract Prospectus for information on such charges. Your actual costs may be higher or lower, based on the assumptions, your costs would be:

                                                                1         3         5         10
                                                               YEAR     YEARS     YEARS     YEARS
                                                              ------   -------   -------   --------
Growth Portfolio
(Class 1 shares)............................................   $ 77     $240      $417      $  930
(Class 2 shares)............................................     92      287       498       1,108
(Class 3 shares)............................................    101      315       547       1,213

Capital Appreciation Portfolio
(Class 1 shares)............................................   $ 79     $246      $428      $  954
(Class 2 shares)............................................     94      293       509       1,131
(Class 3 shares)............................................    103      322       558       1,236

Natural Resources Portfolio
(Class 1 shares)............................................   $ 89     $278      $482      $1,073
(Class 2 shares)............................................    104      325       563       1,248
(Class 3 shares)............................................    113      353       612       1,352

Asset Allocation Portfolio
(Class 1 shares)............................................   $ 67     $211      $368      $  822
(Class 2 shares)............................................   $ 83     $259      $450      $1,002
(Class 3 shares)............................................   $ 94     $293      $509      $1,131

Government and Quality Bond Portfolio
(Class 1 shares)............................................   $ 61     $192      $335      $  750
(Class 2 shares)............................................     77      240       417         930
(Class 3 shares)............................................     86      268       466       1,037

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Shares of each Portfolio are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (Variable Contracts) offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp. (SAAMCo). All shares of the Trust are owned by "Separate Accounts" of the life insurance companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the life insurance companies. The Trust offers three classes of shares: Class 1, Class 2 and Class 3 shares. This Prospectus offers all three classes of shares. Certain classes of shares are offered only to existing contract owners and are not available to new investors. In addition, not all Portfolios are available to all contract owners.

You should be aware that the contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. Certain Portfolios may not be available in connection with a particular contract. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

The life insurance companies are under common control with, and therefore are affiliated with, the Trust's investment adviser and manager, SAAMCo. The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts other than those offered by life insurance companies affiliated with SAAMCo. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

SERVICE FEES

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.15% and 0.25%, respectively, of the average daily net assets of such class of shares. The service fees will be used to compensate the life insurance companies for costs associated with the servicing of either Class 2 or Class 3 shares, including the cost of reimbursing the life insurance companies for expenditures made to financial intermediaries for providing service to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 or Class 3 shares. Because these fees are paid out of each Portfolio's Class 2 or Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

TRANSACTION POLICIES

VALUATION OF SHARES The net asset value per share (NAV) for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. The Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Because Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, the net asset value per share of the Class 2 and Class 3 shares will generally be lower than the net asset value per share of the Class 1 shares of each Portfolio.

Certain Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios' shares may change on days when the Trust is not open for purchases or redemptions.

BUY AND SELL PRICES The Separate Accounts buy and sell shares of a Portfolio for NAV, without any sales or other charges. However, as discussed above, Class 2 and Class 3 shares are subject to service fees pursuant to a 12b-1 plan.

EXECUTION OF REQUESTS The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust's close of business (generally, 4:00 p.m., Eastern time), the order will receive that day's closing price. If the order is received after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends. Distributions from net realized gains, if any, are paid annually for all Portfolios.

DISTRIBUTION REINVESTMENTS The dividends and distributions, if any, will be automatically reinvested in additional shares of the same Portfolio on which they were paid.

The per share dividends on Class 2 and Class 3 shares will generally be lower than the per share dividends on Class 1 shares of the same Portfolio as a result of the fact that Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not.

TAXABILITY OF A PORTFOLIO Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT SELECTION

Each Portfolio, other than the Asset Allocation Portfolio, buys and sells securities based on bottom-up investment analysis and individual security selection, with an aim to uncover opportunities with potential for price appreciation. A bottom-up investment approach searches for outstanding performance of individual stocks before considering the impact of economic or industry trends. Each Portfolio is managed using a proprietary fundamental analysis in order to select securities which are deemed to be consistent with the Portfolio's investment objective and are priced attractively. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.

The Asset Allocation Portfolio employs both a bottom-up and a top-down analysis in its investment approach. On an individual security basis, a Portfolio buys and sells securities based on bottom up investment analysis, with an aim to uncover opportunities with potential for price appreciation. A bottom-up investment approach searches for outstanding performance of individual stocks before considering the impact of economic or industry trends. Each Portfolio is managed using a proprietary fundamental analysis in order to select securities which are deemed to be consistent with the Portfolio's investment objective and are priced attractively. Fundamental analysis of a company involves the assessment of such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. In addition, each Portfolio is managed using a proprietary top-down macro analysis for asset allocation among its different asset classes, countries, sectors and styles. Top-down macro analysis involves the assessment of such factors as trends in economic growth, inflation and the capital market environment.

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the charts beginning on page 3. The charts provided below summarize information about each Portfolio's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in a Portfolio through one of the Variable Contracts.


----------------------------------------------------------------------------------------------------------------------
                                                      PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------
                                     GROWTH                 CAPITAL APPRECIATION           NATURAL RESOURCES
----------------------------------------------------------------------------------------------------------------------
 What are the             - Equity securities:          - Equity securities:          - Equity securities:
 Portfolio's principal      - large-cap stocks            - large-cap stocks            - large-cap stocks
 investments?               - mid-cap stocks              - mid-cap stocks              - mid-cap stocks
                            - small-cap stocks            - small-cap stocks            - small-cap stocks
                                                                                        - foreign equity
                                                                                          securities including
                                                                                          ADRs, EDRs, or GDRs
----------------------------------------------------------------------------------------------------------------------
 What other types of      - Equity securities:          - Equity securities:          - Equity securities:
 investments or             - foreign equity              - foreign equity              - rights
 strategies may the           securities including          securities including        - warrants
 Portfolio use to a           ADRs, EDRs or GDRs (up        ADRs, EDRs or GDRs (up    - Fixed income securities:
 significant extent?          to 25%)                       to 25%)                     - preferred stocks
----------------------------------------------------------------------------------------------------------------------
 What other types of      - Currency transactions       - Currency transactions       - Borrowing for temporary or
 investments may the      - Borrowing for temporary or  - Borrowing for temporary or    emergency purposes (up to
 Portfolio use as part      emergency purposes (up to     emergency purposes (up to     20%)
 of efficient portfolio     10%)                          10%)                        - Currency transactions
 management or to         - Illiquid securities (up to  - Illiquid securities (up to  - Options and futures
 enhance return?            10%)                          10%)                        - Forward commitments
                          - Forward commitments         - Forward commitments         - Defensive investments
                          - When-issued/delayed         - When-issued/delayed         - Illiquid securities (up to
                            delivery transactions         delivery transactions         10%)
                          - Defensive investments       - Defensive investments       - When-issued/delayed
                          - Special situations          - Special situations            delivery transactions
                          - Options and futures         - Options and futures         - Special situations
                          - Rights and warrants         - Rights and warrants         - REITs
                          - Convertible securities (up  - Convertible securities (up
                            to 20%)                       to 20%)
----------------------------------------------------------------------------------------------------------------------
 What risks normally      - Market volatility           - Market volatility           - Foreign exposure
 affect the Portfolio?    - Securities selection        - Securities selection        - Emerging markets
                          - Small and medium sized      - Growth stocks               - Market volatility
                            companies                   - Small and medium sized      - Small and medium sized
                          - Active trading                companies                     companies
                          - Hedging                     - Active trading              - Natural resources sector
                          - Growth stocks               - Hedging                     - Securities selection
                                                        - Currency volatility         - Active trading
                                                        - Foreign exposure            - Hedging
                                                                                      - Currency volatility
----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
                                                      PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------
                                                                                         GOVERNMENT AND
                                                                                          QUALITY BOND
                                                 ASSET ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
 What are the Portfolio's principal    - Equity securities:                   - Fixed income securities:
 investments?                            - common stocks                        - U.S. government securities
                                         - convertible securities               - high quality corporate bonds
                                         - warrants                             - mortgage backed and asset backed
                                         - rights                                 securities
                                       - Fixed income securities:
                                         - U.S. government securities
                                         - investment grade corporate bonds
                                         - preferred stocks
                                         - junk bonds (up to 25% of fixed
                                           income investments)
                                         - senior securities
                                         - pass-through securities
                                       - REITs
                                       - Registered investment companies
                                       - Foreign securities
                                       - Illiquid securities (up to 15%)
-----------------------------------------------------------------------------------------------------------------------
 What other types of investments or    - Equity securities:                   - Fixed-income securities:
 strategies may the Portfolio use to     - small-cap stocks                     - corporate bonds rated as low as
 a significant extent?                   - medium-cap stocks                      "A" (up to 20%)
                                         - convertible securities               - foreign fixed income securities
                                       - Foreign securities:                      (U.S. dollar denominated)
                                         - ADRs, GDRs and EDRs
                                         - emerging markets
                                       - Equity swaps
                                       - Currency transactions
                                       - Futures
                                       - Forward commitments
                                       - Mortgage dollar rolls
                                       - Deferred interest bonds
-----------------------------------------------------------------------------------------------------------------------
 What other types of investments may   - Options and futures                  - Borrowing for temporary or
 the Portfolio use as part of          - Short-term investments                 emergency purposes (up to 10%)
 efficient portfolio management or to  - Firm commitment agreements           - Illiquid securities (up to 10%)
 enhance return?                       - When-issued and delayed-delivery     - Forward commitments
                                         transactions                         - When-issued/delayed delivery
                                       - Zero coupon bonds                      transactions
                                       - Interest rate swaps, caps, floors    - Defensive investments
                                         and collars                          - Zero coupon bonds
                                       - Securities lending (up to 33 1/3%)   - Currency transactions
                                       - Loan participations and assignments  - Futures
                                       - Defensive investments                - Special situations
                                       - Borrowing for temporary or           - Rights and warrants
                                         emergency purposes (up to 33 1/3%)
                                       - Hybrid instruments (up to 10%)
-----------------------------------------------------------------------------------------------------------------------
 What risks normally affect the        - Market volatility                    - Market volatility
 Portfolio?                            - Securities selection                 - Securities selection
                                       - Interest rate fluctuations           - Interest rate fluctuations
                                       - Credit quality                       - Active trading
                                       - Currency volatility                  - Hedging
                                       - Foreign exposure                     - Credit quality
                                       - Derivatives                          - Prepayment
                                       - Hedging
                                       - Growth stocks
                                       - Prepayment
                                       - Illiquidity
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by a Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost a Portfolio interest expense and other fees. Borrowing may exaggerate changes in a Portfolio's net asset value and the cost may reduce a Portfolio's return.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance return.

DEFENSIVE INVESTMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company. Generally, large-cap stocks will include companies that fall within the range of the Russell 1000(R) Index, mid-cap stocks will include companies that fall within the capitalization range of the Russell Mid Cap(R) Index, and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index.

       Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

EQUITY SWAPS allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

FIRM COMMITMENT AGREEMENTS and WHEN-ISSUED or DELAYED-DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed-upon price on a specified future date. At the time of delivery of the securities, the value may be more or less than the purchase price.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - CORPORATE DEBT INSTRUMENTS (bonds, notes and debentures) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Adviser or Subadviser). The two best-known debt rating agencies are S&P and Moody's Investors Service, Inc. (Moody's). INVESTMENT GRADE refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, collateralized mortgage obligations, commercial mortgage-backed securities, and ASSET-BACKED SECURITIES.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

     - ZERO-COUPON BONDS are debt obligations issued or purchased at a significant discount from face value. Certain zero coupon bonds (DISCOUNT BONDS) also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICs), American Depositary Receipts
(ADRs) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). An EMERGING MARKET country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Adviser or Subadviser.

FORWARD COMMITMENTS are commitments to purchase or sell securities at a future date. A Portfolio purchasing a forward commitment assumes the risk of any decline in value of the securities beginning on the date of the agreement. Similarly, a Portfolio selling such securities does not participate in further gains or losses on the date of the agreement.

HYBRID INSTRUMENTS, such as INDEXED (i.e., Standard and Poor's Depositary receipts (SPDRs) and iShares(SM)) STRUCTURED SECURITIES and other EXCHANGE TRADED FUNDS (ETFs), can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

INTEREST RATE SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps involve the exchange by the Portfolio with another party of its respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

ILLIQUID/RESTRICTED SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

LOAN PARTICIPATION AND ASSIGNMENTS are investments in which a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price.

REITs (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the REIT.

ROLL TRANSACTIONS involve the sale of mortgage or other asset-backed securities ("roll securities") with the commitment to purchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities may provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses without having to sell other portfolio securities.

A SPECIAL SITUATION arises when, in the opinion of the Subadviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each of the last five fiscal years.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar denominated securities.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. An improper hedge could also reduce gains or cause losses.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Portfolio may exhibit price characteristics of longer-term debt securities.

NATURAL RESOURCES SECTOR: The value of equity investments in the natural resources sector will fluctuate based on a number of factors, including: market conditions generally; the market for the particular natural resource in which the issuer is involved; events of nature; and international politics.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations (particularly under $1.35 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INFORMATION ABOUT THE INVESTMENT ADVISER

AIG SUNAMERICA ASSET MANAGEMENT CORP. (SAAMCo) serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo oversees the Subadvisers, provides various administrative services and supervises the daily business affairs of each Portfolio. SAAMCo, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311-4992, is a corporation organized under the laws of the state of Delaware, and managed, advised or administered assets in excess of $40.7 billion as of December 31, 2003. In addition to serving as investment adviser and manager to the Trust, SAAMCo serves as adviser, manager and/or administrator for Seasons Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Asset Allocation Portfolio with Subadvisers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for the Asset Allocation Portfolio or new portfolios, change the terms of particular agreements with Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Subadviser changes. Shareholders of the Asset Allocation Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

For the fiscal year ended December 31, 2003, each Portfolio paid SAAMCo a fee equal to the following percentage of average daily net assets:

                         PORTFOLIO                            FEE
                         ---------                            ----
Growth Portfolio............................................  0.69%
Capital Appreciation Portfolio..............................  0.70%
Natural Resources Portfolio.................................  0.75%
Asset Allocation Portfolio*.................................  0.55%
Government and Quality Bond Portfolio.......................  0.55%

---------------

*  For the period February 1, 2003 through December 31, 2003

INFORMATION ABOUT THE SUBADVISERS

WELLINGTON MANAGEMENT COMPANY, LLP (Wellington Management) Wellington Management is a Massachusetts limited liability partnership. The principal business address of Wellington is 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. As of December 31, 2003, Wellington Management managed approximately $394 billion of client assets in a broad range of investment styles for mutual fund sponsors and other institutional investors.

WM ADVISORS, INC. (WMA), is located at 1201 Third Avenue, 22nd Floor, Seattle, WA 98101. WMA is an investment adviser registered with the SEC under the Investment Company Act of 1940 and provides investment advisory services for separately managed accounts in addition to the WM Group of Funds. As of December 31, 2003, WMA had over $17.8 billion in assets under management.

SAAMCo compensates the Subadvisers out of the advisory fees that it receives from the respective Portfolios. SAAMCo may terminate its agreements with either Subadviser without shareholder approval.

PORTFOLIO MANAGEMENT

The primary investment manager(s) and/or management team for each Portfolio is set forth in the following table:


---------------------------------------------------------------------------------------------------------------
                                                    NAME AND TITLE OF
       PORTFOLIO             SUBADVISER             PORTFOLIO MANAGER                    EXPERIENCE
                                                 (AND/OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------
 GROWTH PORTFOLIO          Wellington       - Matthew E. Megargel, CFA           Mr. Megargel has served as
                           Management         Senior Vice President              the portfolio manager for
                                                                                 the Portfolio since 1995.
                                                                                 Mr. Megargel also manages
                                                                                 the Multi-Asset Portfolio
                                                                                 and Growth and Income
                                                                                 Portfolio.
                                            -------------------------------------------------------------------
                                            - Jeffrey L. Kripke                  Mr. Kripke joined
                                              Vice President                     Wellington Management in
                                                                                 February 2001. Prior to
                                                                                 Wellington, Mr. Kripke was
                                                                                 an Associate Portfolio
                                                                                 Manager at Merrill Lynch
                                                                                 Asset Management from
                                                                                 1999-2001. Previous
                                                                                 experience included
                                                                                 positions with Morgan
                                                                                 Stanley Asset Management
                                                                                 (1997-1998) and Prudential
                                                                                 Securities.
                                            -------------------------------------------------------------------
                                            - Francis C. Boggan, CFA             Mr. Boggan joined
                                              Vice President                     Wellington Management in
                                                                                 January 2001. Prior to
                                                                                 joining Wellington, Mr.
                                                                                 Boggan was a Managing
                                                                                 Director of Palladian
                                                                                 Capital Management in Los
                                                                                 Angeles (1998-2000).
                                                                                 Previous experience
                                                                                 included investment
                                                                                 management positions with
                                                                                 the Pioneer Group, Inc.
                                                                                 (1991-1998) and Farmer's
                                                                                 Group, Inc. (1981-1991).
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                    NAME AND TITLE OF
       PORTFOLIO             SUBADVISER             PORTFOLIO MANAGER                    EXPERIENCE
                                                 (AND/OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------
 CAPITAL APPRECIATION      Wellington       - Robert D. Rands, CFA               Mr. Rands has served as
 PORTFOLIO                 Management         Senior Vice President              the portfolio manager for
                                                                                 the Portfolio since its
                                                                                 inception in 1987. He
                                                                                 joined Wellington
                                                                                 Management in 1978 as a
                                                                                 special situations
                                                                                 analyst. Mr. Rands also
                                                                                 manages the Strategic
                                                                                 Multi-Asset Portfolio (see
                                                                                 below).
                                            -------------------------------------------------------------------
                                            - Steven C. Angeli, CFA              Mr. Angeli has served as
                                              Senior Vice President              the assistant portfolio
                                                                                 manager for the Portfolio
                                                                                 since 1998. He joined
                                                                                 Wellington Management as a
                                                                                 research analyst in 1994.
---------------------------------------------------------------------------------------------------------------
 NATURAL RESOURCES         Wellington       - James A. Bevilacqua                Prior to becoming
 PORTFOLIO                 Management         Senior Vice President              portfolio manager in 2003
                                                                                 Mr. Bevilacqua was the
                                                                                 assistant portfolio
                                                                                 manager of the Portfolio
                                                                                 from 1998-2002. He joined
                                                                                 Wellington Management as
                                                                                 an analyst in 1994.
                                            -------------------------------------------------------------------
                                            - Karl E. Bandtel                    Mr. Bandtel has served as
                                              Senior Vice President              portfolio manager since
                                                                                 2004. He joined Wellington
                                                                                 Management in 1990 and
                                                                                 became a portfolio manager
                                                                                 in 1992.
---------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION          WMA              - Randall L. Yoakum                  Mr. Yoakum re-joined WMA
 PORTFOLIO                                    Chief Investment Strategist        in 1999 as Senior
                                              and Senior Portfolio Manager       Portfolio Manager and
                                                                                 Chairman of the Investment
                                                                                 Policy, Asset Allocation
                                                                                 and Equity Investment
                                                                                 Teams. From 1997-1999, Mr.
                                                                                 Yoakum was the Chief
                                                                                 Investment Officer at D.A.
                                                                                 Davidson. Mr. Yoakum holds
                                                                                 the Chartered Financial
                                                                                 Analyst designation.
                                            -------------------------------------------------------------------
                                            - Gary J. Pokrzynwinski              Mr. Pokrzynwinski joined
                                              Senior Portfolio                   WMA in 1992. He has been a
                                              Manager                            Senior Portfolio Manager
                                                                                 since 1994, and Head of
                                                                                 the Fixed Income
                                                                                 Investment Team since
                                                                                 1999. He holds the
                                                                                 Chartered Financial
                                                                                 Analyst designation.
---------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
                                                    NAME AND TITLE OF
       PORTFOLIO             SUBADVISER             PORTFOLIO MANAGER                    EXPERIENCE
                                                 (AND/OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------
                           WMA              - Michael D. Meighan                 Mr. Meighan joined WMA in
                                              Portfolio Manager                  1999 as a Senior Asset
                                                                                 Allocation Analyst. From
                                                                                 1993-1999 he was a Manager
                                                                                 of Managed Assets at D.A.
                                                                                 Davidson. He holds the
                                                                                 Chartered Financial
                                                                                 Analyst designation.
                                            -------------------------------------------------------------------
                                            - Charles D. Averill                 Mr. Averill joined WMA in
                                              Senior Quantitative                1990. He was an Equity
                                              Analyst                            Analyst from 1996-1999,
                                                                                 and has been a Senior
                                                                                 Quantitative Analyst since
                                                                                 1999. He holds the
                                                                                 Chartered Financial
                                                                                 Analyst designation.
---------------------------------------------------------------------------------------------------------------
 GOVERNMENT AND QUALITY    Wellington       - John C. Keogh                      Mr. Keogh has served as
 BOND PORTFOLIO            Management         Senior Vice President              the portfolio manager for
                                                                                 the Portfolio since 1994.
                                                                                 He joined Wellington
                                                                                 Management as a portfolio
                                                                                 manager in 1983. Mr. Keogh
                                                                                 also manages the
                                                                                 Multi-Asset Portfolio (see
                                                                                 above).
---------------------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following Financial Highlights tables for each Portfolio are intended to help you understand the Portfolio's financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's Annual Report to shareholders, which is available upon request.

                                                   NET                     DIVIDENDS   DISTRIBUTIONS
                                      NET        REALIZED       TOTAL      DECLARED      FROM NET                       NET
                       NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL       ASSET
                         VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS     VALUE
       PERIOD          BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND        END OF
       ENDED           OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS   PERIOD
-----------------------------------------------------------------------------------------------------------------------------
                                      Government and Quality Bond Portfolio -- Class 1
12/31/99                $14.64       $0.78        $(1.02)       $(0.24)     $(0.51)       $(0.21)         $(0.72)      $13.68
12/31/00                 13.68        0.82          0.70          1.52       (0.75)          --            (0.75)       14.45
12/31/01                 14.45        0.76          0.24          1.00       (0.68)          --            (0.68)       14.77
12/31/02                 14.77        0.65          0.72          1.37       (0.54)          --            (0.54)       15.60
12/31/03                 15.60        0.56         (0.18)         0.38       (0.65)        (0.12)          (0.77)       15.21
                                      Government and Quality Bond Portfolio -- Class 2
07/09/01-12/31/01(3)    $14.90       $0.26        $ 0.28        $ 0.54      $(0.67)       $  --           $(0.67)      $14.77
12/31/02                 14.77        0.62          0.71          1.33       (0.51)          --            (0.51)       15.59
12/31/03                 15.59        0.52         (0.17)         0.35       (0.62)        (0.12)          (0.74)       15.20
                                      Government and Quality Bond Portfolio -- Class 3
09/30/02-12/31/02(3)    $15.44       $0.06        $ 0.09        $ 0.15      $  --         $  --           $  --        $15.59
12/31/03                 15.59        0.47         (0.14)         0.33       (0.62)        (0.12)          (0.74)       15.18
                                           Asset Allocation Portfolio+ -- Class 1
12/01/98-01/31/99#      $14.81       $0.07        $ 0.15        $ 0.22      $  --         $  --           $  --        $15.03
01/31/00                 15.03        0.40          0.37          0.77       (0.48)        (0.80)          (1.28)       14.52
01/31/01                 14.52        0.41          0.36          0.77       (0.43)        (0.31)          (0.74)       14.55
01/31/02                 14.55        0.41         (1.35)        (0.94)      (0.46)        (0.31)          (0.77)       12.84
01/31/03                 12.84        0.42         (1.31)        (0.89)      (0.46)          --            (0.46)       11.49
2/1/03-12/31/03*         11.49        0.35          2.35          2.70       (0.47)          --            (0.47)       13.72
                                           Asset Allocation Portfolio+ -- Class 2
7/9/01-01/31/02(3)      $13.70       $0.23        $(0.34)       $(0.11)     $(0.45)       $(0.31)         $(0.76)      $12.83
01/31/03                 12.83        0.36         (1.26)        (0.90)      (0.45)          --            (0.45)       11.48
2/1/03-12/31/03*         11.48        0.32          2.36          2.68       (0.45)          --            (0.45)       13.71
                                           Asset Allocation Portfolio+ -- Class 3
9/30/02-1/31/03(3)      $11.26       $0.11        $ 0.36        $ 0.47      $(0.25)       $  --           $(0.25)      $11.48
2/1/03-12/31/03*         11.48        0.29          2.37          2.66       (0.44)          --            (0.44)       13.70

                                                                    RATIO OF NET
                                    NET                              INVESTMENT
                                   ASSETS          RATIO OF            INCOME
                                   END OF          EXPENSES            (LOSS)           PORTFOLIO
       PERIOD           TOTAL      PERIOD         TO AVERAGE         TO AVERAGE         TURNOVER
       ENDED          RETURN(2)   (000'S)         NET ASSETS         NET ASSETS           RATE
                                   Government and Quality Bond Portfolio -- Class 1
12/31/99                (1.65)%   $480,572           0.66%              5.51%               31%
12/31/00                11.35      532,223           0.66               5.93                58
12/31/01                 6.93      684,464           0.64(5)            5.16(5)             71
12/31/02                 9.33      885,969           0.61               4.27               108
12/31/03                 2.50      685,905           0.60               3.56                50
                                   Government and Quality Bond Portfolio -- Class 2
07/09/01-12/31/01(3)     3.67%    $ 19,713           0.79%(4)(5)        4.54%(4)(5)         71%
12/31/02                 9.11      121,074           0.76               4.02               108
12/31/03                 2.35      148,981           0.75               3.40                50
                                   Government and Quality Bond Portfolio -- Class 3
09/30/02-12/31/02(3)     1.23%    $  7,732           0.86%(4)           3.25%(4)           108%
12/31/03                 2.19      113,856           0.84               3.28                50
                                        Asset Allocation Portfolio+ -- Class 1
12/01/98-01/31/99#       1.49%    $724,516           0.66%(4)           2.60%(4)            30%
01/31/00                 5.51      699,063           0.63               2.70               191
01/31/01                 5.38      653,310           0.64               2.75               172
01/31/02                (6.36)     556,081           0.66               3.05               140
01/31/03                (6.78)     437,736           0.66               3.42                28
2/1/03-12/31/03*        23.68      482,439           0.66(4)            3.03(4)             19
                                        Asset Allocation Portfolio+ -- Class 2
7/9/01-01/31/02(3)      (0.67)%   $  2,233           0.83%(4)           3.07%(4)           140%
01/31/03                (6.87)      12,931           0.79               3.23                28
2/1/03-12/31/03*        23.54       23,155           0.81(4)            2.84(4)             19
                                        Asset Allocation Portfolio+ -- Class 3
9/30/02-1/31/03(3)       4.29%    $    526           0.87%(4)           2.93%(4)            28%
2/1/03-12/31/03*        23.41        3,196           0.92(4)            2.67( 4)            19

---------------

 # The Portfolio changed its fiscal year end from November 30 to January 31.
 *  The Portfolio changed its fiscal year end from January 31 to December 31.
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class.
(4) Annualized.
(5) The ratio is net of custody credit of less than 0.01%.

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS   DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED      FROM NET                       NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL       ASSET
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS     VALUE
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND        END OF     TOTAL
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS   PERIOD   RETURN(2)
----------------------------------------------------------------------------------------------------------------------------------
                                                   Growth Portfolio -- Class 1
12/31/99         $32.52       $ 0.08       $ 8.31        $ 8.39      $(0.10)       $(2.29)         $(2.39)      $38.52     26.94%
12/31/00          38.52         0.06        (0.08)        (0.02)      (0.06)        (4.02)          (4.08)       34.42     (1.03)
12/31/01          34.42         0.09        (5.15)        (5.06)      (0.04)        (4.36)          (4.40)       24.96    (13.09)
12/31/02          24.96         0.11        (5.64)        (5.53)      (0.08)          --            (0.08)       19.35    (22.15)
12/31/03          19.35         0.14         5.64          5.78       (0.12)          --            (0.12)       25.01     29.94
                                                   Growth Portfolio -- Class 2
07/09/01-
 12/31/01(3)     $30.35       $ 0.03       $(1.03)       $(1.00)     $(0.04)       $(4.36)         $(4.40)      $24.95     (1.50)%
12/31/02          24.95         0.09        (5.65)        (5.56)      (0.05)          --            (0.05)       19.34    (22.28)
12/31/03          19.34         0.11         5.63          5.74       (0.09)          --            (0.09)       24.99     29.72
                                                   Growth Portfolio -- Class 3
09/30/02-
 12/31/02(3)     $17.95       $ 0.01       $ 1.38        $ 1.39      $  --         $  --           $  --        $19.34      6.50%
12/31/03          19.34         0.08         5.63          5.71       (0.08)          --            (0.08)       24.97     29.59
                                            Capital Appreciation Portfolio -- Class 1
12/31/99         $35.59       $ 0.08       $23.40        $23.48      $(0.03)       $(2.02)         $(2.05)      $57.02     67.58%
12/31/00          57.02         0.11        (3.39)        (3.28)      (0.05)        (6.25)          (6.30)       47.44     (7.47)
12/31/01          47.44        (0.06)       (7.82)        (7.88)      (0.10)        (9.85)          (9.95)       29.61    (12.61)
12/31/02          29.61        (0.04)       (6.67)        (6.71)        --            --              --         22.90    (22.66)
12/31/03          22.90        (0.01)        7.40          7.39         --            --              --         30.29     32.27
                                            Capital Appreciation Portfolio -- Class 2
07/09/01-
 12/31/01(3)     $42.82       $  --        $(3.28)       $(3.28)     $(0.09)       $(9.85)         $(9.94)      $29.60     (3.25)%
12/31/02          29.60        (0.07)       (6.68)        (6.75)        --            --              --         22.85    (22.80)
12/31/03          22.85        (0.05)        7.38          7.33         --            --              --         30.18     32.08
                                            Capital Appreciation Portfolio -- Class 3
09/30/02-
 12/31/02(3)     $21.35       $(0.02)      $ 1.52        $ 1.50      $  --         $  --           $  --        $22.85      5.49%
12/31/03          22.85        (0.10)        7.40          7.30         --            --              --         30.15     31.95

                                              RATIO OF NET
                  NET                          INVESTMENT
                 ASSETS      RATIO OF            INCOME
                 END OF      EXPENSES            (LOSS)           PORTFOLIO
   PERIOD        PERIOD     TO AVERAGE         TO AVERAGE         TURNOVER
    ENDED       (000'S)     NET ASSETS         NET ASSETS           RATE
                               Growth Portfolio -- Class 1
12/31/99       $  868,765      0.73%              0.24%               40%
12/31/00          914,186      0.71               0.20                70
12/31/01          791,845      0.72(5)            0.30(5)             70
12/31/02          520,917      0.74(6)            0.50(6)             70
12/31/03          616,441      0.75               0.67                72
                               Growth Portfolio -- Class 2
07/09/01-
 12/31/01(3)   $    8,965      0.89%(4)(5)        0.33%(4)(5)         70%
12/31/02           32,458      0.89(6)            0.41(6)             70
12/31/03           63,636      0.90               0.51                72
                               Growth Portfolio -- Class 3
09/30/02-
 12/31/02(3)   $    2,326      0.98%(4)(6)        0.53%(4)(6)         70%
12/31/03           36,643      0.99               0.39                72
                        Capital Appreciation Portfolio -- Class 1
12/31/99       $1,986,888      0.67%              0.17%               64%
12/31/00        1,954,892      0.70               0.19                84
12/31/01        1,628,155      0.75(5)            0.15(5)             68
12/31/02        1,021,172      0.76(6)            0.16(6)             80
12/31/03        1,204,319      0.77              (0.04)              104
                        Capital Appreciation Portfolio -- Class 2
07/09/01-
 12/31/01(3)   $   16,565      0.92%(4)(5)       (0.21)%(4)(5)        68%
12/31/02           63,049      0.92(6)           (0.29)(6)            80
12/31/03          110,717      0.92              (0.20)              104
                        Capital Appreciation Portfolio -- Class 3
09/30/02-
 12/31/02(3)   $    4,769      0.99%(4)(6)       (0.30)%(4)(6)        80
12/31/03           59,254      1.01              (0.38)              104

---------------

(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class.
(4) Annualized.
(5) The ratio is net of custody credit of less than 0.01%.
(6) Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same.

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS   DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED      FROM NET                       NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL       ASSET
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS     VALUE
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND        END OF     TOTAL
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS   PERIOD   RETURN(2)
----------------------------------------------------------------------------------------------------------------------------------
                                              Natural Resources Portfolio -- Class 1
12/31/99         $11.59       $0.14        $ 4.67        $ 4.81      $(0.18)       $  --           $(0.18)      $16.22     41.51%
12/31/00          16.22        0.09          3.06          3.15       (0.14)          --            (0.14)       19.23     19.42
12/31/01          19.23        0.21         (0.49)        (0.28)      (0.07)        (1.22)          (1.29)       17.66     (1.01)
12/31/02          17.66        0.15          1.27          1.42       (0.16)        (0.95)          (1.11)       17.97      8.33
12/31/03          17.97        0.23          8.28          8.51       (0.15)        (0.16)          (0.31)       26.17     47.77
                                              Natural Resources Portfolio -- Class 2
07/09/01-
 12/31/01(3)     $19.46       $0.03        $(0.56)       $(0.53)     $(0.07)       $(1.22)         $(1.29)      $17.64     (2.31)%
12/31/02          17.64        0.11          1.29          1.40       (0.13)        (0.95)          (1.08)       17.96      8.24
12/31/03          17.96        0.19          8.27          8.46       (0.12)        (0.16)          (0.28)       26.14     47.49
                                              Natural Resources Portfolio -- Class 3
09/30/02-
 12/31/02(3)     $16.09       $0.01        $ 1.86        $ 1.87      $  --         $  --           $  --        $17.96     11.48%
12/31/03          17.96        0.13          8.30          8.43       (0.12)        (0.16)          (0.28)       26.11     47.30

                                            RATIO OF NET
                 NET                         INVESTMENT
                ASSETS     RATIO OF            INCOME
                END OF     EXPENSES            (LOSS)           PORTFOLIO
   PERIOD       PERIOD    TO AVERAGE         TO AVERAGE         TURNOVER
    ENDED      (000'S)    NET ASSETS         NET ASSETS           RATE
                         Natural Resources Portfolio -- Class 1
12/31/99       $ 54,391      1.00%              0.97%               87%
12/31/00         71,625      0.92               0.53                85
12/31/01         71,144      0.90(5)            1.13(5)             48
12/31/02         87,637      0.89               0.79                58
12/31/03        114,435      0.87               1.15                46
                         Natural Resources Portfolio -- Class 2
07/09/01-
 12/31/01(3)   $    991      1.09%(4)(5)        0.46%(4)(5)         48%
12/31/02          7,143      1.05               0.64                58
12/31/03         14,046      1.02               0.97                46
                         Natural Resources Portfolio -- Class 3
09/30/02-
 12/31/02(3)   $    288      1.22%(4)           0.27%(4)            58%
12/31/03          6,201      1.11               0.68                46

---------------

(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class.
(4) Annualized.
(5) The ratio is net of custody credit of less than 0.01%.

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299 Los Angeles, California 90054-0299.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained, after payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
-  File No. 811-3836